UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22519
                                                    -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2016
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Portfolios of Investments are attached herewith.


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 94.9%

             AUSTRALIA - 17.9%
     18,407  AGL Energy Ltd......................................  $    259,622
     12,508  CIMIC Group Ltd.....................................       333,279
      1,760  Cochlear Ltd........................................       138,016
    242,262  Fortescue Metals Group Ltd..........................       473,550
      1,918  Macquarie Group Ltd.................................        97,168
     11,573  Newcrest Mining Ltd. (b)............................       150,457
     19,543  Orica Ltd...........................................       230,253
    185,493  Qantas Airways Ltd..................................       578,712
      2,515  Ramsay Health Care Ltd..............................       118,294
    151,832  Star Entertainment Group (The) Ltd..................       661,077
     98,638  Sydney Airport......................................       505,837
     31,473  Tabcorp Holdings Ltd................................       103,258
     67,667  TPG Telecom Ltd.....................................       588,208
     44,357  Transurban Group....................................       385,921
    112,022  Treasury Wine Estates Ltd...........................       827,791
     20,321  Woodside Petroleum Ltd..............................       404,381
                                                                   ------------
                                                                      5,855,824
                                                                   ------------

             BERMUDA - 5.1%
    188,792  Kerry Properties Ltd................................       520,815
    235,970  NWS Holdings Ltd....................................       374,761
     66,008  Orient Overseas International Ltd...................       254,422
    118,981  Shangri-La Asia Ltd.................................       135,740
    111,757  Yue Yuen Industrial Holdings Ltd....................       384,656
                                                                   ------------
                                                                      1,670,394
                                                                   ------------

             CAYMAN ISLANDS - 2.7%
     39,756  CK Hutchison Holdings Ltd...........................       515,057
    503,788  Sino Biopharmaceutical Ltd..........................       376,671
                                                                   ------------
                                                                        891,728
                                                                   ------------

             HONG KONG - 21.8%
     54,773  Cathay Pacific Airways Ltd..........................        94,897
    226,462  China Everbright Ltd................................       472,930
    410,608  China Jinmao Holdings Group Ltd.....................       114,861
     69,000  China Overseas Land & Investment Ltd................       218,367
    317,576  China Power International Development Ltd...........       165,392
    278,212  China Resources Beer Holdings Co., Ltd..............       512,860
     90,231  China Resources Power Holdings Co., Ltd.............       167,961
     33,202  China Taiping Insurance Holdings Co., Ltd. (b)......        72,847
    274,379  China Traditional Chinese Medicine Co., Ltd. (b)....       135,114
    163,064  China Unicom Hong Kong Ltd..........................       215,251
    138,148  Guangdong Investment Ltd............................       174,881
     91,092  Hang Lung Group Ltd.................................       260,687
    184,607  Hang Lung Properties Ltd............................       353,158
     34,778  Henderson Land Development Co., Ltd.................       213,178
     91,153  Hopewell Holdings Ltd...............................       294,351
     74,166  Hysan Development Co., Ltd..........................       315,982
    533,101  New World Development Co., Ltd......................       508,543


                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             HONG KONG (CONTINUED)
    585,319  Shenzhen Investment Ltd.............................  $    232,397
    272,258  Sino Land Co., Ltd..................................       432,392
    437,580  SJM Holdings Ltd....................................       310,811
     15,828  Sun Hung Kai Properties Ltd.........................       193,327
      9,143  Swire Pacific Ltd., Class A.........................        98,474
    139,837  Techtronic Industries Co., Ltd......................       553,410
     91,707  Wharf Holdings (The) Ltd............................       501,251
    119,082  Wheelock & Co., Ltd.................................       531,907
                                                                   ------------
                                                                      7,145,229
                                                                   ------------

             NEW ZEALAND - 1.4%
     68,173  Fisher & Paykel Healthcare Corp., Ltd...............       461,788
                                                                   ------------

             SINGAPORE - 4.2%
     19,100  City Developments Ltd...............................       115,775
     43,200  Keppel Corp., Ltd...................................       186,857
     38,200  SATS Ltd............................................       111,948
     42,500  Sembcorp Industries Ltd.............................        95,226
     13,700  Singapore Airlines Ltd..............................       116,077
     48,900  UOL Group Ltd.......................................       217,680
     57,100  Wilmar International Ltd............................       142,342
    517,200  Yangzijiang Shipbuilding Holdings Ltd...............       376,048
                                                                   ------------
                                                                      1,361,953
                                                                   ------------

             SOUTH KOREA - 41.8%
        955  Amorepacific Corp...................................       322,759
      1,852  CJ Corp.............................................       316,602
      2,680  CJ E&M Corp.........................................       149,514
      2,452  CJ Korea Express Corp. (b)..........................       407,380
      9,978  Dongbu Insurance Co., Ltd...........................       662,233
        531  E-Mart, Inc.........................................        81,489
     10,743  GS Holdings Corp....................................       554,247
     10,027  GS Retail Co., Ltd..................................       413,408
     12,358  Hankook Tire Co., Ltd...............................       587,859
      3,591  Hanmi Science Co., Ltd. (b).........................       467,873
      1,714  Hanssem Co., Ltd....................................       334,976
     28,384  Hanwha Chemical Corp................................       619,256
     44,977  Hanwha Life Insurance Co., Ltd......................       263,506
      3,191  Hotel Shilla Co., Ltd...............................       185,556
      2,174  Hyosung Corp........................................       273,746
      2,642  Hyundai Mobis Co., Ltd..............................       575,252
      2,983  Hyundai Motor Co....................................       397,785
      7,126  Hyundai Steel Co....................................       345,832
      2,844  Hyundai Wia Corp....................................       261,123
      8,677  Kangwon Land, Inc...................................       310,326
      9,129  Kia Motors Corp.....................................       385,564
      7,489  Korea Electric Power Corp...........................       394,227
      9,234  Korea Gas Corp......................................       309,657
      4,005  Korea Investment Holdings Co., Ltd..................       153,917
      3,292  KT&G Corp...........................................       316,649


                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
     27,006  LG Display Co., Ltd.................................  $    628,156
        429  LG Household & Health Care, Ltd.....................       354,499
     20,221  LG Uplus Corp.......................................       195,385
        907  Lotte Chemical Corp.................................       270,847
        222  Lotte Confectionery Co., Ltd........................       498,510
      1,285  Lotte Shopping Co., Ltd.............................       282,035
        350  Neo Holdings Co., Ltd. (b) (c)......................             0
        587  Ottogi Corp.........................................       465,555
      5,245  S-1 Corp............................................       405,437
      7,610  Samsung Electro-Mechanics Co., Ltd..................       391,280
        431  Samsung Electronics Co., Ltd........................       494,467
     18,231  SK Hynix, Inc.......................................       448,761
        932  SK Telecom Co., Ltd.................................       169,921
                                                                   ------------
                                                                     13,695,589
                                                                   ------------
             TOTAL COMMON STOCKS.................................    31,082,505
             (Cost $32,009,565)                                    ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 4.5%

             AUSTRALIA - 1.2%
     25,124  Goodman Group.......................................       128,456
     32,588  GPT (The) Group.....................................       124,902
     37,686  Scentre Group.......................................       128,264
                                                                   ------------
                                                                        381,622
                                                                   ------------

             HONG KONG - 3.0%
    828,958  Champion REIT.......................................       422,101
     93,984  Link REIT...........................................       556,706
                                                                   ------------
                                                                        978,807
                                                                   ------------

             SINGAPORE - 0.3%
    109,400  CapitaLand Commercial Trust Ltd.....................       119,314
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS.................     1,479,743
             (Cost $1,479,960)                                     ------------

             TOTAL INVESTMENTS - 99.4%...........................    32,562,248
             (Cost $33,489,525) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.6%.............       184,036
                                                                   ------------
             NET ASSETS - 100.0%.................................  $ 32,746,284
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2016, securities noted as such are valued at $0 or 0.0% of net assets.


                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,546,715 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,473,992.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
     South Korea..............................  $    13,695,589  $  13,695,589               --* $           --
     Other Country Categories **                     17,386,916     17,386,916               --              --
                                                ---------------  -------------  ---------------  --------------
Total Common Stocks...........................       31,082,505     31,082,505               --*             --
Real Estate Investment Trusts**...............        1,479,743      1,479,743               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    32,562,248  $  32,562,248  $            --* $           --
                                                ===============  =============  ===============  ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred investments valued at $32,156,811 from Level 2 to Level 1. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close on December 31, 2015 exceeding a certain threshold.


                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                24.7%
Consumer Discretionary                    17.3
Industrials                               16.4
Consumer Staples                          12.1
Materials                                  7.3
Information Technology                     6.0
Health Care                                5.2
Utilities                                  4.5
Telecommunication Services                 3.6
Energy                                     2.9
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 94.9%

             AUSTRIA - 1.6%
     68,545  OMV AG..............................................  $  1,928,485
     64,237  UNIQA Insurance Group AG............................       451,509
     83,858  Verbund AG (b)......................................     1,071,589
     64,688  voestalpine AG......................................     2,164,457
                                                                   ------------
                                                                      5,616,040
                                                                   ------------

             BELGIUM - 4.2%
     18,949  Ackermans & van Haaren N.V..........................     2,687,711
     40,579  Ageas...............................................     1,610,117
     21,921  Cie d'Entreprises CFE...............................     2,076,081
     34,613  Colruyt S.A.........................................     2,016,570
     29,460  Groupe Bruxelles Lambert S.A........................     2,430,719
     19,954  Sofina S.A..........................................     2,375,012
     10,887  Solvay S.A..........................................     1,092,030
                                                                   ------------
                                                                     14,288,240
                                                                   ------------

             BERMUDA - 0.9%
    116,815  Hiscox Ltd..........................................     1,625,745
    477,259  Seadrill Ltd. (b) (c)...............................     1,546,318
                                                                   ------------
                                                                      3,172,063
                                                                   ------------

             CAYMAN ISLANDS - 0.5%
    134,263  Phoenix Group Holdings..............................     1,819,400
                                                                   ------------

             DENMARK - 5.6%
      1,793  AP Moeller - Maersk A.S., Class B...................     2,351,969
     29,869  Chr Hansen Holding A.S..............................     2,005,102
     74,468  DSV A.S.............................................     3,099,943
     20,850  H Lundbeck A.S. (c).................................       688,367
     33,512  ISS A.S.............................................     1,345,393
     40,252  Jyske Bank A.S......................................     1,816,980
     19,073  Pandora A.S.........................................     2,497,533
    324,115  TDC A.S.............................................     1,586,300
     53,563  Vestas Wind Systems A.S.............................     3,778,897
                                                                   ------------
                                                                     19,170,484
                                                                   ------------

             FINLAND - 3.1%
     65,500  Amer Sports OYJ.....................................     1,904,304
    150,110  Fortum OYJ..........................................     2,273,483
    106,827  Metso OYJ (b).......................................     2,549,081
     17,229  Nokian Renkaat OYJ..................................       608,143
    146,998  Stora Enso OYJ, Class R.............................     1,315,571
    111,154  UPM-Kymmene OYJ.....................................     2,013,596
                                                                   ------------
                                                                     10,664,178
                                                                   ------------

             FRANCE - 12.7%
      8,591  Arkema S.A..........................................       645,001
     21,730  Atos SE.............................................     1,769,928
      5,141  BioMerieux..........................................       588,797
      6,233  Cap Gemini S.A......................................       585,701


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
     20,905  Casino Guichard Perrachon S.A. (b)..................  $  1,198,429
      2,964  Christian Dior SE...................................       537,614
     18,294  Cie Generale des Etablissements Michelin............     1,872,050
     48,529  Credit Agricole S.A.................................       525,595
      8,979  Eiffage S.A.........................................       689,661
     68,766  Engie S.A...........................................     1,067,314
     41,721  Eurazeo S.A.........................................     2,820,924
     17,936  Faurecia............................................       679,530
      9,212  Ingenico Group S.A..................................     1,058,192
     26,884  Ipsen S.A...........................................     1,543,943
     36,799  Orange S.A..........................................       644,644
     34,929  Orpea...............................................     2,908,591
     48,556  Plastic Omnium S.A..................................     1,669,988
     31,031  Renault S.A.........................................     3,083,284
     14,966  Rubis SCA...........................................     1,201,794
     22,133  Safran S.A..........................................     1,548,382
      7,466  Sartorius Stedim Biotech............................     2,842,190
     61,975  SCOR SE.............................................     2,200,266
     18,074  SEB S.A.............................................     1,874,833
     36,642  Teleperformance.....................................     3,221,350
     31,944  Thales S.A..........................................     2,798,879
     12,367  TOTAL S.A...........................................       563,741
    121,510  Veolia Environnement S.A............................     2,927,096
      8,756  Vinci S.A...........................................       652,307
                                                                   ------------
                                                                     43,720,024
                                                                   ------------

             GERMANY - 17.1%
     13,789  Adidas AG...........................................     1,616,122
     43,628  Aurubis AG..........................................     2,170,945
     21,801  BASF SE.............................................     1,644,728
     25,069  Bayerische Motoren Werke AG.........................     2,302,049
     30,052  CTS Eventim AG & Co. KGaA...........................     1,067,775
     22,967  Daimler AG..........................................     1,760,658
     20,678  Deutsche Bank AG....................................       351,766
    159,833  Deutsche Lufthansa AG (c)...........................     2,583,520
     31,349  Deutsche Telekom AG.................................       562,726
    103,921  Deutsche Wohnen AG..................................     3,231,819
     57,925  DMG Mori AG.........................................     2,697,154
     41,801  Drillisch AG........................................     1,714,493
     16,629  Evonik Industries AG................................       498,882
     41,375  Fresenius SE & Co. KGaA.............................     3,023,046
     21,696  Hannover Rueck SE...................................     2,528,039
     46,163  Hella KGaA Hueck & Co...............................     1,959,064
     13,323  HOCHTIEF AG.........................................     1,630,484
     49,774  K+S AG..............................................     1,164,757
     12,517  KION Group AG.......................................       729,816
      5,289  Krones AG...........................................       637,043
     14,497  KUKA AG (b).........................................     1,518,139
     42,973  OSRAM Licht AG......................................     2,215,368


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
     65,164  Porsche Automobil Holding SE (Preference Shares)....  $  3,358,259
      2,778  Rational AG.........................................     1,484,762
    195,658  RWE AG..............................................     2,532,521
      9,338  Sartorius AG (Preference Shares)....................     2,379,628
     37,734  Stroeer SE & Co. KGaA (b)...........................     2,372,298
     91,716  Suedzucker AG.......................................     1,617,114
     32,906  United Internet AG..................................     1,651,456
     20,315  Volkswagen AG (Preference Shares)...................     2,585,574
     21,934  Wacker Chemie AG....................................     1,930,306
     34,877  Wirecard AG (b).....................................     1,321,562
                                                                   ------------
                                                                     58,841,873
                                                                   ------------

             GREECE - 0.6%
     63,804  Hellenic Telecommunications Organization S.A........       577,191
    184,821  OPAP S.A............................................     1,299,702
                                                                   ------------
                                                                      1,876,893
                                                                   ------------

             IRELAND - 1.4%
     14,688  DCC PLC.............................................     1,297,382
     24,097  Paddy Power Betfair PLC.............................     3,361,689
                                                                   ------------
                                                                      4,659,071
                                                                   ------------

             ITALY - 3.5%
    448,414  A2A S.p.A...........................................       583,216
     66,465  Buzzi Unicem S.p.A..................................     1,148,828
     69,914  Davide Campari-Milano S.p.A.........................       698,892
     67,858  De'Longhi S.p.A.....................................     1,544,312
    124,812  Enel S.p.A..........................................       553,608
     35,414  Eni S.p.A...........................................       535,958
     12,785  EXOR S.p.A..........................................       458,264
     44,493  Finmeccanica S.p.A. (c).............................       564,509
    250,370  Italcementi S.p.A...................................     2,934,429
     16,016  Luxottica Group S.p.A...............................       883,893
     24,111  Recordati S.p.A.....................................       603,590
    903,325  Telecom Italia S.p.A. (c)...........................       974,443
    255,902  UnipolSai S.p.A.....................................       592,282
                                                                   ------------
                                                                     12,076,224
                                                                   ------------

             JERSEY - 1.8%
    323,605  Beazley Ireland Holdings PLC........................     1,672,270
    799,277  Glencore PLC........................................     1,805,744
    596,657  Regus PLC...........................................     2,713,956
                                                                   ------------
                                                                      6,191,970
                                                                   ------------

             LUXEMBOURG - 1.2%
    137,770  ArcelorMittal (b)...................................       623,155
      3,616  Eurofins Scientific SE..............................     1,326,356
     86,722  Grand City Properties S.A...........................     1,993,355
                                                                   ------------
                                                                      3,942,866
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NETHERLANDS - 3.5%
    193,372  Aegon N.V...........................................  $  1,063,664
     63,522  Boskalis Westminster................................     2,496,971
     31,211  Heineken Holding N.V................................     2,435,618
    114,068  Koninklijke Ahold N.V...............................     2,566,106
     38,759  NN Group N.V........................................     1,268,206
    175,746  SBM Offshore N.V. (c)...............................     2,235,792
                                                                   ------------
                                                                     12,066,357
                                                                   ------------

             NORWAY - 1.2%
    501,343  Norsk Hydro ASA.....................................     2,064,215
     55,819  Yara International ASA..............................     2,100,624
                                                                   ------------
                                                                      4,164,839
                                                                   ------------

             PORTUGAL - 1.5%
  1,811,371  Banco Espirito Santo S.A. (c) (d) (e)...............             0
    455,353  EDP - Energias de Portugal S.A......................     1,619,725
    164,878  Jeronimo Martins SGPS S.A...........................     2,697,899
    135,037  NOS SGPS S.A........................................       900,439
                                                                   ------------
                                                                      5,218,063
                                                                   ------------

             SPAIN - 4.9%
    105,410  Abertis Infraestructuras S.A........................     1,733,220
     15,686  Acciona S.A.........................................     1,213,382
    155,638  Almirall S.A........................................     2,615,774
    105,928  Banco Santander S.A.................................       466,954
     71,021  Ferrovial S.A.......................................     1,526,187
     80,208  Gamesa Corp. Tecnologica S.A........................     1,584,881
     56,969  Gas Natural SDG S.A.................................     1,151,941
    170,311  Iberdrola S.A.......................................     1,135,844
    248,890  International Consolidated Airlines Group S.A.......     1,978,587
     40,003  Melia Hotels International S.A. (b).................       470,671
    199,443  Repsol S.A..........................................     2,251,306
     47,326  Telefonica S.A......................................       530,552
                                                                   ------------
                                                                     16,659,299
                                                                   ------------

             SWEDEN - 10.7%
     42,799  AAK AB..............................................     3,400,407
    172,844  Axfood AB (b).......................................     3,193,619
    142,145  Boliden AB..........................................     2,274,460
     87,809  Fastighets AB Balder, Class B (c)...................     2,228,147
    198,851  Hexpol AB...........................................     2,210,612
    127,346  Hufvudstaden AB, Class A............................     2,018,838
    146,630  Industrivarden AB, Class A..........................     2,745,390
     97,281  Investment AB Kinnevik, Class B.....................     2,759,685
     80,950  Investor AB, Class B................................     2,865,769
     34,534  LE Lundbergforetagen AB, Class B....................     1,888,719
     75,918  Nibe Industrier AB, Class B.........................     2,602,529
     41,501  Saab AB, Class B....................................     1,423,198
     99,404  Svenska Cellulosa AB SCA, Class B...................     3,106,433
     84,205  Swedish Orphan Biovitrum AB (c).....................     1,180,369


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SWEDEN (CONTINUED)
    206,919  TeliaSonera AB......................................  $  1,074,834
     35,184  Trelleborg AB, Class B..............................       696,031
    135,118  Wallenstam AB, Class B..............................     1,168,390
                                                                   ------------
                                                                     36,837,430
                                                                   ------------

             SWITZERLAND - 3.6%
        511  Barry Callebaut AG..................................       555,348
         16  Chocoladefabriken Lindt & Spruengli AG..............     1,197,899
      1,747  Galenica AG.........................................     2,627,177
     28,427  Pargesa Holding S.A.................................     1,810,778
      2,998  Swatch Group (The) AG...............................     1,038,567
      2,480  Swiss Life Holding AG...............................       659,493
     30,421  Swiss Prime Site AG.................................     2,682,857
     43,892  Vontobel Holding AG.................................     1,901,203
                                                                   ------------
                                                                     12,473,322
                                                                   ------------

             UNITED KINGDOM - 15.3%
    394,987  3i Group PLC........................................     2,589,157
    153,890  Aggreko PLC.........................................     2,380,434
     39,432  Ashtead Group PLC...................................       489,320
     10,969  Associated British Foods PLC........................       527,609
    145,822  Balfour Beatty PLC (c)..............................       533,226
    288,360  Barratt Developments PLC............................     2,321,350
     73,586  Bellway PLC.........................................     2,772,193
     43,816  Berkeley Group Holdings PLC.........................     2,025,111
     72,974  BHP Billiton PLC....................................       820,444
    989,370  Booker Group PLC....................................     2,448,353
    421,217  Capital & Counties Properties PLC...................     1,995,201
    172,844  Dixons Carphone PLC.................................     1,058,278
     93,129  DS Smith PLC........................................       545,727
     20,633  easyJet PLC.........................................       450,143
     28,986  GlaxoSmithKline PLC.................................       587,832
    283,344  Intermediate Capital Group PLC......................     2,517,003
    191,555  JD Sports Fashion PLC...............................     3,097,861
    178,474  John Wood Group PLC.................................     1,576,450
     30,031  Johnson Matthey PLC.................................     1,183,543
    306,081  Kingfisher PLC......................................     1,656,006
    955,273  Man Group PLC.......................................     2,092,316
     53,029  Mondi PLC...........................................     1,017,536
    324,737  Moneysupermarket.com Group PLC......................     1,481,764
     54,662  Persimmon PLC.......................................     1,636,898
    400,996  Redrow PLC..........................................     2,316,968
     30,089  Rightmove PLC.......................................     1,819,797
     93,634  Royal Dutch Shell PLC, Class B......................     2,286,191
    239,233  Royal Mail PLC......................................     1,651,677
     96,923  Sports Direct International PLC (c).................       526,337
    748,583  Taylor Wimpey PLC...................................     2,046,015
    877,594  Vodafone Group PLC..................................     2,788,103


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
     46,885  WH Smith PLC........................................  $  1,224,215
                                                                   ------------
                                                                     52,463,058
                                                                   ------------
             TOTAL COMMON STOCKS.................................   325,921,694
             (Cost $342,967,411)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 4.8%

             UNITED KINGDOM - 4.8%
    218,168  British Land (The) Co., PLC.........................     2,194,973
     50,272  Derwent London PLC..................................     2,275,844
    293,399  Hammerson PLC.......................................     2,437,766
    199,493  Shaftesbury PLC.....................................     2,610,214
    425,925  Segro PLC...........................................     2,509,948
    213,958  Great Portland Estates PLC..........................     2,237,123
    145,301  Land Securities Group PLC...........................     2,297,661
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS.................    16,563,529
             (Cost $17,675,408)                                    ------------

MONEY MARKET FUNDS - 1.1%
  3,697,060  Goldman Sachs Financial Square Treasury Obligations
             Fund - Institutional Class - 0.19% (f) (g)               3,697,060
             (Cost $3,697,060)                                     ------------

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 2.2%
$ 7,540,452  RBC Capital Markets LLC, 0.25% (f), dated 3/31/16, due 4/1/16, with a maturity value of $7,540,504.
             Collateralized by U.S. Treasury Notes,
             interest rates of 1.500% to 2.125%, due 5/31/20 to
             1/31/23. The value of the collateral including
             accrued interest is $7,719,679. (g)                      7,540,452
             (Cost $7,540,452)                                     ------------

             TOTAL INVESTMENTS - 103.0%..........................   353,722,735
             (Cost $371,880,331) (h)

             NET OTHER ASSETS AND LIABILITIES - (3.0%)...........   (10,315,675)
                                                                   ------------
             NET ASSETS - 100.0%.................................  $343,407,060
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $10,242,565 and the total value of the collateral held by the Fund is $11,237,512.

(c)   Non-income producing security.


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2016, securities noted as such are valued at $0 or 0.0% of net assets.

(e)   This issuer has filed for protection in federal bankruptcy court.

(f)   Interest rate shown reflects yield as of March 31, 2016.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $21,077,954 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $39,235,550.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
     Portugal.................................  $     5,218,063  $   5,218,063  $            --  $           --*
     Other Country Categories**...............      320,703,631    320,703,631               --              --
                                                ---------------  -------------  ---------------  --------------
         Total Common Stocks..................      325,921,694    325,921,694               --              --*
Real Estate Investment Trusts**...............       16,563,529     16,563,529               --              --
Money Market Funds............................        3,697,060      3,697,060               --              --
Repurchase Agreements.........................        7,540,452             --        7,540,452              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   353,722,735  $ 346,182,283  $     7,540,452  $           --*
                                                ===============  =============  ===============  ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred investments valued at $333,659,791 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


BEGINNING BALANCE AT DECEMBER 31, 2015
   Common Stocks                                        $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT MARCH 31, 2016
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

* Investment is valued at $0.


                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                24.1%
Consumer Discretionary                    18.1
Industrials                               18.0
Materials                                 10.3
Consumer Staples                           8.1
Health Care                                6.7
Utilities                                  5.1
Energy                                     3.8
Telecommunication Services                 3.0
Information Technology                     2.8
                                         ------
TOTAL                                    100.0%
                                         ======


                                       % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Euro                                      52.7%
British Pound Sterling                    23.2
Swedish Krona                             10.4
Danish Krone                               5.4
Swiss Franc                                3.5
US Dollar                                  3.2
Norwegian Krone                            1.6
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 98.9%

             BRAZIL - 57.3%
      5,461  Ambev S.A...........................................  $     28,584
     14,930  Banco Bradesco S.A. (Preference Shares).............       112,401
     27,908  Banco do Brasil S.A.................................       153,447
      4,274  BB Seguridade Participacoes S.A.....................        35,303
      9,571  BM&FBovespa S.A. - Bolsa de Valores Mercadorias e
                Futuros..........................................        40,939
     31,808  Braskem S.A. (Preference Shares)....................       207,091
      3,005  BRF S.A.............................................        42,881
      8,432  Cia Brasileira de Distribuicao (Preference Shares)..       116,901
     33,475  Cia de Saneamento Basico do Estado de Sao Paulo.....       223,251
     14,264  CPFL Energia S.A....................................        77,754
      8,318  Embraer S.A.........................................        55,173
      7,885  Fibria Celulose S.A.................................        66,533
     12,001  Itau Unibanco Holding S.A. (Preference Shares)......       104,168
     74,264  Itausa - Investimentos Itau S.A.
                (Preference Shares)..............................       168,742
     31,562  JBS S.A.............................................        96,117
     68,774  Kroton Educacional S.A..............................       219,578
     15,711  Lojas Americanas S.A. (Preference Shares)...........        72,620
      5,764  Lojas Renner S.A....................................        33,327
     13,561  Raia Drogasil S.A...................................       196,872
     27,488  Suzano Papel e Celulose S.A. (Preference Shares)....        96,783
     14,460  Telefonica Brasil S.A. (Preference Shares)..........       181,934
     70,605  Tim Participacoes S.A...............................       157,090
      6,283  Tractebel Energia S.A...............................        64,094
      6,350  Ultrapar Participacoes S.A..........................       123,251
                                                                   ------------
                                                                      2,674,834
                                                                   ------------

             CHILE - 14.7%
    115,764  AES Gener S.A.......................................        58,755
     51,328  Aguas Andinas S.A...................................        29,269
        653  Banco de Credito e Inversiones......................        26,390
     41,138  Cencosud S.A........................................       104,254
      7,261  Cia Cervecerias Unidas S.A..........................        82,051
     10,380  Empresas CMPC S.A...................................        24,296
      8,834  Empresas COPEC S.A..................................        84,663
    424,703  Enersis Americas S.A................................       117,635
     22,219  Latam Airlines Group S.A. (b).......................       156,183
                                                                   ------------
                                                                        683,496
                                                                   ------------

             COLOMBIA - 3.3%
      6,588  Bancolombia S.A. (Preference Shares)................        56,823
     17,419  Cementos Argos S.A..................................        67,458
      4,593  Grupo Argos S.A.....................................        30,707
                                                                   ------------
                                                                        154,988
                                                                   ------------

             MEXICO - 23.6%
     41,068  Alfa S.A.B. de C.V., Series A.......................        82,649
      8,951  Fomento Economico Mexicano S.A.B. de C.V............        86,271
      5,767  Gruma S.A.B. de C.V., Class B.......................        91,456
     12,280  Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
                Series B.........................................       109,309


                     See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             MEXICO (CONTINUED)
      6,990  Grupo Aeroportuario del Sureste SAB de C.V.,
                Series B.........................................  $    105,247
     31,628  Grupo Bimbo S.A.B. de C.V., Series A (b)............        93,563
     11,915  Grupo Carso S.A.B. de C.V., Series A1...............        55,516
     44,119  Grupo Mexico S.A.B. de C.V., Series B...............       106,434
     26,231  Industrias Bachoco S.A.B. de C.V., Series B.........       112,214
     23,612  Kimberly-Clark de Mexico, S.A.B. de C.V., Series A..        57,044
      7,280  Promotora y Operadora de Infraestructura
                S.A.B. de C.V....................................        96,493
     43,793  Wal-Mart de Mexico S.A.B. de C.V....................       103,671
                                                                   ------------
                                                                      1,099,867
                                                                   ------------
             TOTAL COMMON STOCKS.................................     4,613,185
             (Cost $4,623,427)                                     ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 0.6%

             MEXICO - 0.6%
     12,929  Fibra Uno Administracion S.A. de C.V................        30,075
             (Cost $42,416)                                        ------------

             TOTAL INVESTMENTS - 99.5%...........................     4,643,260
             (Cost $4,665,843) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.5%.............        23,665
                                                                   ------------
             NET ASSETS - 100.0%.................................  $  4,666,925
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation,which can be different from the country categorization of the Fund's underlying index.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $336,219 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $358,802.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     4,613,185  $   4,613,185  $            --  $           --
Real Estate Investment Trusts*................           30,075         30,075               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     4,643,260  $   4,643,260  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.


                     See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $2,866,046 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.


                                     % OF LONG-TERM
SECTOR                                INVESTMENTS
-------------------------------------------------------
Consumer Staples                          26.1%
Financials                                15.7
Industrials                               14.2
Materials                                 12.9
Utilities                                 12.3
Telecommunication Services                 7.3
Consumer Discretionary                     7.0
Energy                                     4.5
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.6%

             AEROSPACE & DEFENSE - 1.9%
      7,847  Embraer S.A. .......................................  $     52,049
                                                                   ------------

             AUTO COMPONENTS - 3.3%
      7,179  Mahle-Metal Leve S.A. ..............................        47,039
      9,501  Tupy S.A. ..........................................        43,599
                                                                   ------------
                                                                         90,638
                                                                   ------------

             BANKS - 13.2%
      6,144  Banco Bradesco S.A. (Preference Shares) ............        46,256
     16,071  Banco do Brasil S.A. ...............................        88,363
     40,426  Banco do Estado do Rio Grande do Sul S.A.
                (Preference Shares) .............................        89,944
      4,499  Itau Unibanco Holding S.A. (Preference Shares) .....        39,051
     43,040  Itausa - Investimentos Itau S.A.
                (Preference Shares) .............................        97,795
                                                                   ------------
                                                                        361,409
                                                                   ------------

             CHEMICALS - 2.6%
     10,721  Braskem S.A. (Preference Shares) ...................        69,801
                                                                   ------------

             DIVERSIFIED CONSUMER SERVICES - 4.2%
     16,982  Estacio Participacoes S.A. .........................        55,825
     18,643  Kroton Educacional S.A. ............................        59,522
                                                                   ------------
                                                                        115,347
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 2.5%
     16,315  BM&FBovespa S.A. - Bolsa de Valores Mercadorias e
                Futuros .........................................        69,786
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
      4,970  Telefonica Brasil S.A. (Preference Shares) .........        62,532
                                                                   ------------

             ELECTRIC UTILITIES - 19.4%
     28,364  Centrais Eletricas Brasileiras S.A.
                (Preference Shares) .............................        82,828
      2,592  Cia de Transmissao de Energia Electrica Paulista
                (Preference Shares) .............................        34,854
     48,306  Cia Energetica de Minas Gerais (Preference
                Shares) .........................................       108,686
     12,186  Cia Paranaense de Energia (Preference Shares) ......        97,098
      7,803  CPFL Energia S.A. ..................................        42,534
     24,594  EDP - Energias do Brasil S.A. ......................        86,183
      6,919  Equatorial Energia S.A. ............................        78,818
                                                                   ------------
                                                                        531,001
                                                                   ------------

             FOOD & STAPLES RETAILING - 3.2%
      2,830  Cia Brasileira de Distribuicao (Preference
                Shares) .........................................        39,235
      3,338  Raia Drogasil S.A. .................................        48,460
                                                                   ------------
                                                                         87,695
                                                                   ------------

             FOOD PRODUCTS - 10.3%
     23,977  JBS S.A. ...........................................        73,018
      1,781  M Dias Branco S.A. .................................        33,370
     18,653  Marfrig Global Foods S.A. (a).......................        33,668
     17,812  Minerva S.A. (a)....................................        55,433
      6,467  Sao Martinho S.A. ..................................        86,852
                                                                   ------------
                                                                        282,341
                                                                   ------------

                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             HOUSEHOLD DURABLES - 7.4%
     31,586  Cyrela Brazil Realty S.A. Empreendimentos e
                Participacoes ...................................  $     91,623
     34,115  MRV Engenharia e Participacoes S.A. ................       112,336
                                                                   ------------
                                                                        203,959
                                                                   ------------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 0.7%
      1,768  Tractebel Energia S.A. .............................        18,036
                                                                   ------------

             INSURANCE - 1.3%
      2,434  BB Seguridade Participacoes S.A. ...................        20,105
      2,057  Porto Seguro S.A. ..................................        15,583
                                                                   ------------
                                                                         35,688
                                                                   ------------

             INTERNET & CATALOG RETAIL - 0.6%
      3,889  B2W Cia Digital (a).................................        15,467
                                                                   ------------

             MEDIA - 2.1%
      6,344  Multiplus S.A. .....................................        57,800
                                                                   ------------

             METALS & MINING - 2.5%
     38,209  Gerdau S.A. (Preference Shares) ....................        69,284
                                                                   ------------

             MULTILINE RETAIL - 2.5%
     14,653  Lojas Americanas S.A. (Preference Shares) ..........        67,730
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 3.6%
      4,700  Cosan S.A. Industria e Comercio ....................        41,031
      8,839  Petroleo Brasileiro S.A. (Preference Shares) (a)....        20,527
      1,959  Ultrapar Participacoes S.A. ........................        38,023
                                                                   ------------
                                                                         99,581
                                                                   ------------

             PAPER & FOREST PRODUCTS - 5.0%
     30,597  Duratex S.A. .......................................        64,416
      3,424  Fibria Celulose S.A. ...............................        28,892
     12,675  Suzano Papel e Celulose S.A. (Preference Shares) ...        44,628
                                                                   ------------
                                                                        137,936
                                                                   ------------

             PERSONAL PRODUCTS - 3.0%
      8,184  Hypermarcas S.A. ...................................        64,003
      2,521  Natura Cosmeticos S.A. .............................        18,608
                                                                   ------------
                                                                         82,611
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
      3,132  Iguatemi Empresa de Shopping Centers S.A. ..........        21,515
                                                                   ------------

             ROAD & RAIL - 0.7%
      2,386  Localiza Rent a Car S.A. ...........................        19,722
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 0.7%
      4,719  CCR S.A. ...........................................        18,413
                                                                   ------------

             WATER UTILITIES - 2.3%
      9,386  Cia de Saneamento Basico do Estado de Sao Paulo ....        62,597
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             WIRELESS TELECOMMUNICATION SERVICES - 3.5%
     43,166  Tim Participacoes S.A. .............................  $     96,040
                                                                   ------------

             TOTAL INVESTMENTS - 99.6% ..........................     2,728,978
             (Cost $2,935,914) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.4% ............        11,551
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  2,740,529
                                                                   ============
-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $190,160 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $397,096.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     2,728,978  $   2,728,978  $            --  $           --
                                                ===============  =============  =============== ===============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $1,838,221.52 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.


COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Brazil                                            99.6%
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.6
NET OTHER ASSETS AND LIABILITIES                   0.4
                                                -------
TOTAL                                            100.0%
                                                =======

**Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Utilities                                 22.4%
Consumer Discretionary                    20.2
Financials                                17.9
Consumer Staples                          16.6
Materials                                 10.2
Telecommunication Services                 5.8
Energy                                     3.6
Industrials                                3.3
                                        -------
TOTAL                                    100.0%
                                        =======


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.9%

             AUTOMOBILES - 8.1%
     21,295  Brilliance China Automotive Holdings Ltd. ..........  $     22,044
     47,305  Chongqing Changan Automobile Co., Ltd., Class B ....        88,605
    100,716  Dongfeng Motor Group Co., Ltd., Class H ............       125,549
    153,909  Geely Automobile Holdings Ltd. .....................        75,790
                                                                   ------------
                                                                        311,988
                                                                   ------------

             BANKS - 0.6%
     38,901  China Construction Bank Corp., Class H .............        24,873
                                                                   ------------

             CAPITAL MARKETS - 4.1%
    145,628  China Cinda Asset Management Co., Ltd., Class H ....        50,875
     58,979  China Galaxy Securities Co., Ltd., Class H .........        57,479
     88,542  Haitong International Securities Group Ltd. ........        51,134
                                                                   ------------
                                                                        159,488
                                                                   ------------

             COMMUNICATIONS EQUIPMENT - 1.1%
     22,911  ZTE Corp., Class H (a) .............................        42,146
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 5.7%
     62,504  China State Construction International Holdings
                Ltd. ............................................        93,143
    157,819  Sinopec Engineering Group Co., Ltd., Class H .......       128,374
                                                                   ------------
                                                                        221,517
                                                                   ------------

             CONSTRUCTION MATERIALS - 4.1%
     29,850  Anhui Conch Cement Co., Ltd., Class H ..............        80,037
    167,789  China National Building Material Co., Ltd.,
                Class H .........................................        77,867
                                                                   ------------
                                                                        157,904
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 7.3%
    359,146  China Communications Services Corp., Ltd.,
                Class H .........................................       163,893
    228,544  China Telecom Corp., Ltd., Class H .................       120,793
                                                                   ------------
                                                                        284,686
                                                                   ------------

             ELECTRICAL EQUIPMENT - 1.6%
     42,022  Xinjiang Goldwind Science & Technology Co., Ltd.,
                Class H .........................................        60,238
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 3.3%
    282,027  FIH Mobile Ltd. ....................................       126,156
                                                                   ------------

             FOOD & STAPLES RETAILING - 0.6%
     13,710  Shanghai Bailian Group Co., Ltd., Class B ..........        23,225
                                                                   ------------

             GAS UTILITIES - 2.7%
     36,385  China Resources Gas Group Ltd. .....................       103,658
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 3.9%
     33,776  Sinopharm Group Co., Ltd., Class H .................       151,739
                                                                   ------------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 0.7%
     89,111  Huaneng Renewables Corp. Ltd., Class H .............        27,569
                                                                   ------------

             INSURANCE - 0.6%
      4,783  Ping An Insurance Group Co. of China Ltd.,
                Class H .........................................        22,906
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INTERNET SOFTWARE & SERVICES - 1.4%
      2,703  Tencent Holdings Ltd. ..............................  $     55,228
                                                                   ------------

             IT SERVICES - 1.4%
     32,950  TravelSky Technology Ltd., Class H .................        54,114
                                                                   ------------

             MACHINERY - 1.6%
     26,054  Shanghai Mechanical and Electrical Industry Co.,
                Ltd., Class B ...................................        63,415
                                                                   ------------

             METALS & MINING - 3.3%
    262,422  China Zhongwang Holdings Ltd. ......................       129,564
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 6.7%
     17,123  China Shenhua Energy Co., Ltd., Class H ............        26,973
    129,836  CNOOC Ltd. .........................................       153,480
     90,255  Kunlun Energy Co., Ltd. ............................        78,186
                                                                   ------------
                                                                        258,639
                                                                   ------------

             PAPER & FOREST PRODUCTS - 2.7%
    136,543  Nine Dragons Paper Holdings Ltd. ...................       102,794
                                                                   ------------

             PHARMACEUTICALS - 0.6%
     25,822  CSPC Pharmaceutical Group Ltd. .....................        23,334
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 17.8%
      8,929  China Resources Land Ltd. ..........................        22,860
    262,532  Country Garden Holdings Co., Ltd. ..................       103,560
    109,488  Guangzhou R&F Properties Co., Ltd., Class H ........       156,384
     72,027  Longfor Properties Co., Ltd. .......................       102,506
     32,167  Shanghai Lujiazui Finance & Trade Zone Development
                Co., Ltd., (a) ..................................       107,438
     60,411  Shimao Property Holdings Ltd. ......................        89,090
    126,138  Sino-Ocean Land Holdings Ltd. ......................        60,001
     69,726  Sunac China Holdings Ltd. ..........................        46,829
                                                                   ------------
                                                                        688,668
                                                                   ------------

             ROAD & RAIL - 1.2%
     22,627  Shanghai Jinjiang International Industrial
                Investment Co., Ltd., Class B ...................        47,200
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
    917,323  Hanergy Thin Film Power Group Ltd. (a) (b)..........        26,016
    793,091  Semiconductor Manufacturing International Corp.
                (b)..............................................        68,499
    264,334  Xinyi Solar Holdings Ltd. ..........................        93,366
                                                                   ------------
                                                                        187,881
                                                                   ------------

             SOFTWARE - 2.5%
     24,722  Shanghai Baosight Software Co., Ltd. ...............        95,971
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 6.4%
     19,994  ANTA Sports Products Ltd. ..........................        44,229
    179,166  Belle International Holdings Ltd. ..................       103,702
      6,215  Lao Feng Xiang Co., Ltd., Class B ..................        24,071
     14,239  Shenzhou International Group Holdings Ltd. .........        77,552
                                                                   ------------
                                                                        249,554
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             TRANSPORTATION INFRASTRUCTURE - 5.1%
     24,905  Beijing Capital International Airport Co., Ltd.,
                Class H .........................................  $     26,711
    260,224  Dalian Port PDA Co., Ltd., Class H .................       122,441
     29,007  Shenzhen International Holdings Ltd. ...............        47,115
                                                                   ------------
                                                                        196,267
                                                                   ------------
             TOTAL INVESTMENTS - 99.9% ..........................     3,870,722
             (Cost $4,446,496) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.1% ............         5,562
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  3,876,284
                                                                   ============

-----------------------------

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2016, securities noted as such are valued at $175,600 or 4.5% of net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $217,053 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $792,827.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
   Communications Equipment...................  $        42,146  $          --  $        42,146  $           --
   Real Estate Management & Development.......          688,668        581,230          107,438              --
   Semiconductors & Semiconductors Equipment..          187,881        161,865           26,016
   Other Industry Categories*.................        2,952,027      2,952,027               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     3,870,722  $   3,695,122  $       175,600  $           --
                                                ===============  =============  ===============  ==============

*See Portfolio of Investments for industry breakout.


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $1,785,522 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.


COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
China                                             50.9%
Cayman Islands                                    31.8
Bermuda                                           11.1
Hong Kong                                          6.1
-------------------------------------------------------
TOTAL INVESTMENTS                                 99.9
NET OTHER ASSETS AND LIABILITIES                   0.1
                                                 ------
TOTAL                                            100.0%
                                                 ======

**Portfolio securities are categorized based on their country of incorporation, which may be different than the country categorization of the Fund's underlying index.

                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                23.1%
Industrials                               15.2
Consumer Discretionary                    14.5
Information Technology                    14.5
Materials                                 10.1
Telecommunication Services                 7.4
Energy                                     6.7
Health Care                                4.5
Utilities                                  3.4
Consumer Staples                           0.6
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.2%

             AIRLINES - 1.1%
     53,600  Japan Airlines Co., Ltd. ...........................  $  1,963,119
                                                                   ------------

             AUTO COMPONENTS - 10.3%
     44,900  Aisin Seiki Co., Ltd. ..............................     1,691,555
     37,200  Bridgestone Corp. ..................................     1,389,897
     62,100  Koito Manufacturing Co., Ltd. ......................     2,814,074
    136,400  NOK Corp. ..........................................     2,329,386
    246,800  Sumitomo Rubber Industries Ltd. ....................     3,813,454
     56,300  Toyoda Gosei Co., Ltd. .............................     1,086,531
    159,100  Toyota Boshoku Corp. ...............................     2,592,647
    208,700  Yokohama Rubber (The) Co., Ltd. ....................     3,432,438
                                                                   ------------
                                                                     19,149,982
                                                                   ------------

             AUTOMOBILES - 5.9%
    142,800  Daihatsu Motor Co., Ltd. ...........................     2,012,358
     46,400  Fuji Heavy Industries Ltd. .........................     1,638,811
     39,900  Honda Motor Co., Ltd. ..............................     1,094,064
    178,000  Isuzu Motors Ltd. ..................................     1,837,807
     61,600  Mazda Motor Corp. ..................................       955,923
    227,100  Mitsubishi Motors Corp. ............................     1,701,056
    183,100  Nissan Motor Co., Ltd. .............................     1,694,421
                                                                   ------------
                                                                     10,934,440
                                                                   ------------

             BEVERAGES - 1.2%
     50,100  Ito En Ltd. (a).....................................     1,582,527
     14,600  Suntory Beverage & Food Ltd. .......................       657,710
                                                                   ------------
                                                                      2,240,237
                                                                   ------------

             BUILDING PRODUCTS - 1.0%
    337,000  Asahi Glass Co., Ltd. ..............................     1,844,524
                                                                   ------------

             CHEMICALS - 11.5%
    378,000  Asahi Kasei Corp. ..................................     2,555,602
    472,000  DIC Corp. ..........................................     1,128,153
     40,300  Hitachi Chemical Co., Ltd. .........................       725,110
     41,100  JSR Corp. ..........................................       590,873
    307,000  Kaneka Corp. .......................................     2,629,597
    212,000  Kuraray Co., Ltd. ..................................     2,591,959
    403,100  Mitsubishi Chemical Holdings Corp. .................     2,104,236
    576,000  Mitsui Chemicals, Inc. .............................     1,919,232
    105,500  Nippon Paint Holdings Co., Ltd. ....................     2,340,695
     18,500  Nippon Shokubai Co., Ltd. ..........................       941,890
    374,000  Teijin Ltd. ........................................     1,302,661
    621,000  Tosoh Corp. ........................................     2,609,916
                                                                   ------------
                                                                     21,439,924
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 2.3%
    106,600  Park24 Co., Ltd. ...................................     2,983,607
     13,600  Sohgo Security Services Co., Ltd. ..................       737,127


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
     69,000  Toppan Printing Co., Ltd. ..........................  $    578,755
                                                                   ------------
                                                                      4,299,489
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 3.3%
    537,000  Kajima Corp. .......................................     3,368,626
    278,900  Obayashi Corp. .....................................     2,750,713
                                                                   ------------
                                                                      6,119,339
                                                                   ------------

             CONSTRUCTION MATERIALS - 0.3%
    219,000  Taiheiyo Cement Corp. ..............................       503,985
                                                                   ------------

             CONTAINERS & PACKAGING - 1.0%
    103,300  Toyo Seikan Group Holdings Ltd. ....................     1,934,838
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 1.1%
     36,000  Century Tokyo Leasing Corp. ........................     1,335,466
     45,300  ORIX Corp. .........................................       646,223
                                                                   ------------
                                                                      1,981,689
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
     48,400  Nippon Telegraph & Telephone Corp. .................     2,084,883
                                                                   ------------

             ELECTRIC UTILITIES - 2.7%
    187,700  Chubu Electric Power Co., Inc. .....................     2,620,912
    446,700  Tokyo Electric Power Co. Holdings, Inc. (b).........     2,456,860
                                                                   ------------
                                                                      5,077,772
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 1.3%
    152,000  Shimadzu Corp. .....................................     2,383,758
                                                                   ------------

             FOOD & STAPLES RETAILING - 7.2%
    167,200  Aeon Co., Ltd. (a)..................................     2,415,631
     12,200  Cosmos Pharmaceutical Corp. ........................     2,028,184
     15,800  Lawson, Inc. .......................................     1,322,458
     50,400  Matsumotokiyoshi Holdings Co., Ltd. ................     2,637,665
     23,200  Sugi Holdings Co., Ltd. ............................     1,224,470
     39,900  Sundrug Co., Ltd. ..................................     2,985,100
     11,800  Welcia Holdings Co., Ltd. ..........................       679,408
                                                                   ------------
                                                                     13,292,916
                                                                   ------------

             FOOD PRODUCTS - 5.2%
     28,000  Ajinomoto Co., Inc. ................................       631,801
     23,800  Ezaki Glico Co., Ltd. ..............................     1,220,188
     77,800  Kewpie Corp. .......................................     1,764,144
     54,000  Kikkoman Corp. .....................................     1,775,290
     15,500  MEIJI Holdings Co., Ltd. ...........................     1,246,390
    142,000  Yamazaki Baking Co., Ltd. ..........................     2,991,532
                                                                   ------------
                                                                      9,629,345
                                                                   ------------

             GAS UTILITIES - 4.3%
    889,000  Osaka Gas Co., Ltd. ................................     3,415,555
    297,000  Toho Gas Co., Ltd. .................................     2,108,516


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             GAS UTILITIES (CONTINUED)
    545,000  Tokyo Gas Co., Ltd. ................................  $  2,540,864
                                                                   ------------
                                                                      8,064,935
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
     69,600  Asahi Intecc Co., Ltd. .............................     3,259,070
     20,100  Sysmex Corp. .......................................     1,257,310
                                                                   ------------
                                                                      4,516,380
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 3.2%
    162,100  Alfresa Holdings Corp. .............................     3,109,635
     84,500  Suzuken Co., Ltd. ..................................     2,871,851
                                                                   ------------
                                                                      5,981,486
                                                                   ------------

             HOUSEHOLD DURABLES - 2.7%
     82,200  Casio Computer Co., Ltd. (a)........................     1,658,681
    172,600  Iida Group Holdings Co., Ltd. ......................     3,366,271
                                                                   ------------
                                                                      5,024,952
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 1.0%
     97,700  Kakaku.com, Inc. ...................................     1,814,323
                                                                   ------------

             LEISURE PRODUCTS - 0.4%
     26,500  Yamaha Corp. .......................................       798,214
                                                                   ------------

             MACHINERY - 1.9%
     55,300  Hino Motors Ltd. ...................................       597,984
     39,100  Komatsu Ltd. .......................................       665,650
    222,000  Minebea Co., Ltd. ..................................     1,731,894
     58,900  NSK Ltd. ...........................................       539,047
                                                                   ------------
                                                                      3,534,575
                                                                   ------------

             MARINE - 1.9%
    509,000  Mitsui OSK Lines Ltd. ..............................     1,035,683
  1,323,000  Nippon Yusen K.K. ..................................     2,550,900
                                                                   ------------
                                                                      3,586,583
                                                                   ------------

             METALS & MINING - 8.3%
    259,100  Hitachi Metals Ltd. ................................     2,672,843
    162,500  JFE Holdings, Inc. .................................     2,188,902
  2,345,000  Kobe Steel Ltd. ....................................     2,062,775
     21,600  Maruichi Steel Tube Ltd. ...........................       592,083
  1,018,000  Mitsubishi Materials Corp. .........................     2,876,396
    129,100  Nippon Steel & Sumitomo Metal Corp. ................     2,480,023
    265,000  Sumitomo Metal Mining Co., Ltd. ....................     2,631,281
                                                                   ------------
                                                                     15,504,303
                                                                   ------------

             PHARMACEUTICALS - 2.8%
    155,400  Daiichi Sankyo Co., Ltd. ...........................     3,455,405
     78,000  Santen Pharmaceutical Co., Ltd. ....................     1,173,344
      9,400  Sawai Pharmaceutical Co., Ltd. .....................       588,831
                                                                   ------------
                                                                      5,217,580
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             PROFESSIONAL SERVICES - 0.6%
     82,800  Temp Holdings Co., Ltd. ............................  $  1,200,672
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
    111,200  Daiwa House Industry Co., Ltd. .....................     3,128,164
     34,700  Nomura Real Estate Holdings, Inc. ..................       641,308
                                                                   ------------
                                                                      3,769,472
                                                                   ------------

             ROAD & RAIL - 0.4%
    112,000  Sotetsu Holdings, Inc. .............................       686,659
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
     37,700  Rohm Co., Ltd. .....................................     1,587,791
                                                                   ------------

             SOFTWARE - 1.4%
    157,800  Nexon Co., Ltd. ....................................     2,690,641
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.5%
    167,100  Brother Industries Ltd. ............................     1,921,253
     30,600  FUJIFILM Holdings Corp. ............................     1,210,188
    124,800  Ricoh Co., Ltd. ....................................     1,270,788
    125,300  Seiko Epson Corp. ..................................     2,024,038
                                                                   ------------
                                                                      6,426,267
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 5.0%
    216,600  ITOCHU Corp. .......................................     2,667,445
     46,100  MISUMI Group, Inc. .................................       659,888
     38,400  Mitsubishi Corp. ...................................       650,321
     53,800  Mitsui & Co., Ltd. .................................       619,050
    115,600  MonotaRO Co., Ltd. (a)..............................     3,435,799
    609,700  Sojitz Corp. .......................................     1,251,417
                                                                   ------------
                                                                      9,283,920
                                                                   ------------
             TOTAL COMMON STOCKS ................................   184,568,993
             (Cost $191,396,107)                                   ------------

MONEY MARKET FUNDS - 1.0%
  1,764,916  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.19% (c) (d).......     1,764,916
             (Cost $1,764,916)                                     ------------


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 1.9%

$ 3,599,687  RBC Capital Markets LLC, 0.25% (d), dated 3/31/16, due 4/1/16, with a maturity value of $3,599,712.
             Collateralized by U.S. Treasury Notes, interest
             rates of 1.500% to 2.125%, due 5/31/20 to 1/31/23.
             The value of the collateral including accrued
             interest is $3,685,248. (c).........................  $  3,599,687
             (Cost $3,599,687)                                     ------------

             TOTAL INVESTMENTS - 102.1% .........................   189,933,596
             (Cost $196,760,710) (e)

             NET OTHER ASSETS AND LIABILITIES - (2.1%) ..........    (3,946,740)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $185,986,856
                                                                   ============

-----------------------------

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $5,102,020 and the total value of the collateral held by the Fund is $5,364,603.

(b)   Non-income producing security.

(c)   This security serves as collateral for securities on loan.

(d)   Interest rate shown reflects yield as of March 31, 2016.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,772,001 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,599,115.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   184,568,993  $ 184,568,993  $            --  $           --
Money Market Funds............................        1,764,916      1,764,916               --              --
Repurchase Agreements.........................        3,599,687             --        3,599,687              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   189,933,596  $ 186,333,909  $     3,599,687  $           --
                                                ===============  =============  ===============  ==============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $56,094,814 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

COUNTRY ALLOCATION**                    % OF NET ASSETS
-------------------------------------------------------
Japan                                             99.2%
United States                                      2.9
-------------------------------------------------------
TOTAL INVESTMENTS                                102.1
NET OTHER ASSETS AND LIABILITIES                  (2.1)
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Materials                                 21.4%
Consumer Discretionary                    19.5
Industrials                               17.6
Consumer Staples                          13.6
Health Care                                8.5
Information Technology                     8.1
Utilities                                  7.1
Financials                                 3.1
Telecommunication Services                 1.1
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 97.4%

             AEROSPACE & DEFENSE - 1.0%
        449  Korea Aerospace Industries, Ltd. ...................  $     25,599
                                                                   ------------

             AUTO COMPONENTS - 7.4%
      5,071  Halla Visteon Climate Control Corp. ................        40,795
        746  Hankook Tire Co., Ltd. .............................        35,487
        213  Hyundai Mobis Co., Ltd. ............................        46,377
        627  Hyundai Wia Corp. ..................................        57,568
                                                                   ------------
                                                                        180,227
                                                                   ------------

             AUTOMOBILES - 5.0%
        590  Hyundai Motor Co. ..................................        78,677
      1,001  Kia Motors Corp. ...................................        42,277
                                                                   ------------
                                                                        120,954
                                                                   ------------

             BANKS - 2.0%
        743  Hana Financial Group, Inc. .........................        16,113
      1,440  Industrial Bank of Korea ...........................        15,425
      1,990  Woori Bank .........................................        16,461
                                                                   ------------
                                                                         47,999
                                                                   ------------

             BIOTECHNOLOGY - 3.3%
        831  Celltrion, Inc. (a).................................        79,786
                                                                   ------------

             CHEMICALS - 6.8%
      3,226  Hanwha Chemical Corp. ..............................        70,382
        299  Hyosung Corp. ......................................        37,649
         53  LG Chem, Ltd. ......................................        15,178
        144  Lotte Chemical Corp. ...............................        43,001
                                                                   ------------
                                                                        166,210
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 2.2%
        703  S-1 Corp. ..........................................        54,342
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 1.9%
      1,229  Hyundai Engineering & Construction Co., Ltd. .......        45,298
                                                                   ------------

             CONSUMER FINANCE - 2.3%
      1,706  Samsung Card Co., Ltd. .............................        56,166
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.0%
        196  Neo Holdings Co., Ltd. (b) (c)......................             0
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.0%
      2,496  KT Corp. ...........................................        65,041
      3,375  LG Uplus Corp. .....................................        32,611
                                                                   ------------
                                                                         97,652
                                                                   ------------

             ELECTRIC UTILITIES - 3.8%
      1,755  Korea Electric Power Corp. .........................        92,385
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 6.8%
      3,575  LG Display Co., Ltd. ...............................        83,154
      1,117  Samsung Electro-Mechanics Co., Ltd. ................        57,433


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                (CONTINUED)
        308  Samsung SDI Co., Ltd. ..............................  $     26,663
                                                                   ------------
                                                                        167,250
                                                                   ------------

             FOOD & STAPLES RETAILING - 2.2%
         94  E-Mart, Inc. .......................................        14,425
        979  GS Retail Co., Ltd. ................................        40,364
                                                                   ------------
                                                                         54,789
                                                                   ------------

             FOOD PRODUCTS - 4.4%
         22  Lotte Confectionery Co., Ltd. ......................        49,402
         73  Ottogi Corp. .......................................        57,897
                                                                   ------------
                                                                        107,299
                                                                   ------------

             GAS UTILITIES - 2.6%
      1,905  Korea Gas Corp. ....................................        63,883
                                                                   ------------

             HOUSEHOLD DURABLES - 2.2%
        979  LG Electronics, Inc. ...............................        52,734
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 5.9%
         71  CJ Corp. ...........................................        12,138
        495  LG Corp. ...........................................        29,650
        251  Samsung C&T Corp. ..................................        31,386
        366  SK C&C Co., Ltd. ...................................        71,369
                                                                   ------------
                                                                        144,543
                                                                   ------------

             INSURANCE - 6.9%
      1,248  Dongbu Insurance Co., Ltd. .........................        82,829
      2,434  Hyundai Marine & Fire Insurance Co., Ltd. ..........        70,662
         58  Samsung Fire & Marine Insurance Co., Ltd. ..........        14,961
                                                                   ------------
                                                                        168,452
                                                                   ------------

             METALS & MINING - 3.6%
      1,406  Hyundai Steel Co. ..................................        68,235
        107  POSCO ..............................................        20,537
                                                                   ------------
                                                                         88,772
                                                                   ------------

             MULTILINE RETAIL - 0.7%
         75  Lotte Shopping Co., Ltd. ...........................        16,461
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 8.6%
      1,385  GS Holdings Corp. ..................................        71,454
        663  S-Oil Corp. ........................................        56,758
        540  SK Innovation Co., Ltd. ............................        81,217
                                                                   ------------
                                                                        209,429
                                                                   ------------

             PERSONAL PRODUCTS - 2.9%
         43  Amorepacific Corp. .................................        14,532
         67  LG Household & Health Care, Ltd. ...................        55,365
                                                                   ------------
                                                                         69,897
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             PHARMACEUTICALS - 4.3%
        120  Hanmi Pharm Co., Ltd. ..............................  $     73,347
        129  Yuhan Corp. ........................................        31,641
                                                                   ------------
                                                                        104,988
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
      2,853  SK Hynix, Inc. .....................................        70,227
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.9%
         41  Samsung Electronics Co., Ltd. ......................        47,037
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.8%
        244  SK Telecom Co., Ltd. ...............................        44,486
                                                                   ------------

             TOTAL INVESTMENTS - 97.4% ..........................     2,376,865
             (Cost $2,109,127) (d)

             NET OTHER ASSETS AND LIABILITIES - 2.6% ............        63,743
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  2,440,608
                                                                   ============

-----------------------------

(a) Non-income producing security which makes in-kind distributions. There were no in-kind distributions received during the fiscal year-to-date period (January 1, 2016 to March 31, 2016).

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2016, securities noted as such are valued at $0 or 0.0% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $334,023 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $66,285.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
   Diversified Financial Services ............  $            --* $          --  $            --* $           --
   Other Industry Categories**................        2,376,865      2,376,865               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments                               $     2,376,865  $   2,376,865  $            --* $           --
                                                ===============  =============  ===============  ==============


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

*  Investment is valued at zero.
** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $1,604,912 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices at March 31, 2016. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.


COUNTRY ALLOCATION***                   % OF NET ASSETS
-------------------------------------------------------
South Korea                                       97.4%
-------------------------------------------------------
TOTAL INVESTMENTS                                 97.4
NET OTHER ASSETS AND LIABILITIES                   2.6
                                                 ------
TOTAL                                            100.0%
                                                 ======

***Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                    15.6%
Information Technology                    15.0
Financials                                11.4
Materials                                 10.7
Consumer Staples                           9.8
Energy                                     8.8
Industrials                                8.3
HealthCare                                 7.8
Utilities                                  6.6
Telecommunication Services                 6.0
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 94.5%

             AUSTRALIA - 3.5%
    240,538  Fortescue Metals Group Ltd. (b).....................  $    470,180
     29,183  Orica Ltd. .........................................       343,831
    276,260  Qantas Airways Ltd. ................................       861,892
    180,900  Star Entertainment Group (The) Ltd. ................       787,639
     73,452  Sydney Airport .....................................       376,678
     60,467  TPG Telecom Ltd. ...................................       525,620
    133,469  Treasury Wine Estates Ltd. .........................       986,275
     37,831  Woodside Petroleum Ltd. ............................       752,823
                                                                   ------------
                                                                      5,104,938
                                                                   ------------

             AUSTRIA - 0.4%
      6,354  OMV AG .............................................       178,767
     13,457  voestalpine AG .....................................       450,271
                                                                   ------------
                                                                        629,038
                                                                   ------------

             BELGIUM - 2.0%
      5,256  Ackermans & van Haaren N.V. ........................       745,507
      7,523  Ageas ..............................................       298,502
      4,876  Cie d'Entreprises CFE ..............................       461,793
      9,626  Colruyt S.A. .......................................       560,815
      4,085  Groupe Bruxelles Lambert S.A. ......................       337,050
      4,149  Sofina S.A. ........................................       493,832
                                                                   ------------
                                                                      2,897,499
                                                                   ------------

             BERMUDA - 1.9%
     10,981  Hiscox Ltd. ........................................       152,826
    281,552  Kerry Properties Ltd. ..............................       776,710
    468,953  NWS Holdings Ltd. ..................................       744,778
     98,480  Orient Overseas International Ltd. .................       379,582
    132,044  Seadrill Ltd. (b) (c)...............................       427,822
     83,314  Yue Yuen Industrial Holdings Ltd. ..................       286,758
                                                                   ------------
                                                                      2,768,476
                                                                   ------------

             CANADA - 4.7%
      6,734  Alimentation Couche-Tard, Inc., Class B ............       299,692
      4,394  CCL Industries, Inc., Class B ......................       833,972
      1,108  Constellation Software, Inc. .......................       453,685
      9,140  Dollarama, Inc. ....................................       643,160
      9,569  George Weston Ltd. (b)..............................       856,734
     14,992  Loblaw Cos. Ltd. ...................................       839,436
      3,228  Magna International, Inc. ..........................       138,764
     22,666  Metro, Inc. ........................................       786,395
     21,701  SNC-Lavalin Group, Inc. ............................       792,849
     64,693  Teck Resources Ltd., Class B (b)....................       490,646
     22,874  WSP Global, Inc. ...................................       678,074
                                                                   ------------
                                                                      6,813,407
                                                                   ------------

             CAYMAN ISLANDS - 0.9%
     59,578  CK Hutchison Holdings Ltd. .........................       771,860
     24,824  Phoenix Group Holdings .............................       336,391


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CAYMAN ISLANDS (CONTINUED)
    188,040  Sino Biopharmaceutical Ltd. ........................  $    140,593
                                                                   ------------
                                                                      1,248,844
                                                                   ------------

             DENMARK - 2.5%
        501  AP Moeller - Maersk A.S., Class B ..................       657,187
      2,761  Chr Hansen Holding A.S. ............................       185,346
     20,604  DSV A.S. ...........................................       857,700
      8,348  Jyske Bank A.S. ....................................       376,830
      3,956  Pandora A.S. .......................................       518,022
     14,819  Vestas Wind Systems A.S. ...........................     1,045,488
                                                                   ------------
                                                                      3,640,573
                                                                   ------------

             FINLAND - 1.0%
     12,110  Amer Sports OYJ ....................................       352,078
     20,816  Fortum OYJ (b)......................................       315,268
     22,222  Metso OYJ (b).......................................       530,256
     10,303  UPM-Kymmene OYJ ....................................       186,643
                                                                   ------------
                                                                      1,384,245
                                                                   ------------

             FRANCE - 4.7%
      4,029  Atos SE ............................................       328,166
     11,602  Eurazeo S.A. .......................................       784,458
      4,984  Ipsen S.A. .........................................       286,230
      9,688  Orpea ..............................................       806,734
      6,472  Renault S.A. .......................................       643,067
      4,091  Safran S.A. ........................................       286,199
      1,552  Sartorius Stedim Biotech ...........................       590,822
     17,234  SCOR SE ............................................       611,850
      5,012  SEB S.A. ...........................................       519,900
      8,151  Teleperformance ....................................       716,588
      4,442  Thales S.A. ........................................       389,200
     33,701  Veolia Environnement S.A. ..........................       811,835
                                                                   ------------
                                                                      6,775,049
                                                                   ------------

             GERMANY - 6.9%
      1,917  Adidas AG ..........................................       224,680
      9,681  Aurubis AG .........................................       481,730
      1,743  Bayerische Motoren Werke AG ........................       160,057
      4,156  CTS Eventim AG & Co. KGaA ..........................       147,667
     33,249  Deutsche Lufthansa AG (c)...........................       537,433
     22,405  Deutsche Wohnen AG .................................       696,769
     12,048  DMG Mori AG ........................................       560,989
     11,624  Drillisch AG .......................................       476,765
     11,475  Fresenius SE & Co. KGaA ............................       838,416
      4,513  Hannover Rueck SE ..................................       525,859
      1,853  HOCHTIEF AG ........................................       226,772
      2,016  KUKA AG (b).........................................       211,117
      8,962  OSRAM Licht AG .....................................       462,014
     18,074  Porsche Automobil Holding SE (Preference Shares) ...       931,452
        384  Rational AG ........................................       205,237


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
     40,703  RWE AG .............................................  $    526,844
      2,597  Sartorius AG (Preference Shares) ...................       661,801
     10,493  Stroeer SE & Co. KGaA (b)...........................       659,684
      8,501  Suedzucker AG ......................................       149,888
      6,100  United Internet AG .................................       306,141
      5,634  Volkswagen AG (Preference Shares) ..................       717,062
      6,466  Wirecard AG (b).....................................       245,010
                                                                   ------------
                                                                      9,953,387
                                                                   ------------

             HONG KONG - 7.0%
     82,374  Cathay Pacific Airways Ltd. ........................       142,717
    339,214  China Everbright Ltd. ..............................       708,395
    612,406  China Jinmao Holdings Group Ltd. ...................       171,311
    153,124  China Overseas Land & Investment Ltd. ..............       484,598
    473,874  China Power International Development Ltd. .........       246,792
    414,716  China Resources Beer Holdings Co., Ltd. ............       764,493
    135,686  China Resources Power Holdings Co., Ltd. ...........       252,574
    244,188  China Unicom Hong Kong Ltd. ........................       322,338
    136,462  Hang Lung Group Ltd. ...............................       390,527
    275,671  Hang Lung Properties Ltd. ..........................       527,365
     51,911  Henderson Land Development Co., Ltd. ...............       318,197
    136,145  Hopewell Holdings Ltd. .............................       439,639
    111,486  Hysan Development Co., Ltd. ........................       474,983
    796,620  New World Development Co., Ltd. ....................       759,923
    875,965  Shenzhen Investment Ltd. ...........................       347,796
    407,382  Sino Land Co., Ltd. ................................       646,992
    871,993  SJM Holdings Ltd. ..................................       619,372
     23,775  Sun Hung Kai Properties Ltd. .......................       290,393
     14,048  Swire Pacific Ltd., Class A ........................       151,303
    125,507  Techtronic Industries Co., Ltd. ....................       496,699
    137,247  Wharf Holdings (The) Ltd. ..........................       750,162
    178,025  Wheelock & Co., Ltd. ...............................       795,190
                                                                   ------------
                                                                     10,101,759
                                                                   ------------

             IRELAND - 0.7%
      2,039  DCC PLC ............................................       180,104
      5,420  Paddy Power Betfair PLC ............................       756,125
                                                                   ------------
                                                                        936,229
                                                                   ------------

             ITALY - 0.9%
     12,546  De'Longhi S.p.A. ...................................       285,522
     69,441  Italcementi S.p.A. .................................       813,874
      2,227  Luxottica Group S.p.A ..............................       122,904
                                                                   ------------
                                                                      1,222,300
                                                                   ------------

             JAPAN - 30.3%
     90,938  Acom Co., Ltd. (c)..................................       458,144
     49,780  Aeon Co., Ltd. .....................................       719,199
     27,012  Alfresa Holdings Corp. .............................       518,183
      5,522  Alps Electric Co., Ltd. ............................        96,265


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
     55,214  ANA Holdings, Inc. .................................  $    155,568
     24,152  Asahi Glass Co., Ltd. ..............................       132,193
     64,850  Asahi Kasei Corp. ..................................       438,441
      6,682  Bandai Namco Holdings, Inc. ........................       145,698
      8,710  Bridgestone Corp. ..................................       325,430
     25,662  Brother Industries Ltd. ............................       295,052
     31,376  Chubu Electric Power Co., Inc. .....................       438,113
     39,794  Daihatsu Motor Co., Ltd. ...........................       560,783
     44,350  Daiichi Sankyo Co., Ltd. ...........................       986,147
     25,086  Daiwa House Industry Co., Ltd. .....................       705,694
      4,260  Fuji Heavy Industries Ltd. .........................       150,460
      4,164  FUJIFILM Holdings Corp. ............................       164,680
     54,720  Haseko Corp. .......................................       509,543
     30,410  Hino Motors Ltd. ...................................       328,837
     11,234  Hitachi Chemical Co., Ltd. .........................       202,131
     53,362  Hitachi Metals Ltd. ................................       550,476
     10,460  Honda Motor Co., Ltd. ..............................       286,815
      6,584  Hoshizaki Electric Co., Ltd. .......................       549,325
     49,586  Iida Group Holdings Co., Ltd. ......................       967,091
     61,590  Isuzu Motors Ltd. ..................................       635,902
     44,068  ITOCHU Corp. .......................................       542,701
      8,516  Japan Airlines Co., Ltd. ...........................       311,901
     47,262  JFE Holdings, Inc. .................................       636,627
     10,748  JSR Corp. ..........................................       154,518
     11,140  JTEKT Corp. ........................................       144,515
    145,246  Kajima Corp. .......................................       911,135
      5,036  Kaken Pharmaceutical Co., Ltd. .....................       304,724
     20,304  Kaneka Corp. .......................................       173,913
     13,846  Kansai Electric Power Co., Inc. (c).................       122,620
     91,972  Keihan Holdings Co., Ltd. ..........................       648,041
    569,374  Kobe Steel Ltd. ....................................       500,849
     20,816  Komatsu Ltd. .......................................       354,378
      6,678  Kose Corp. .........................................       649,732
     37,286  Kuraray Co., Ltd. ..................................       455,867
     70,698  Lion Corp. .........................................       797,155
     31,470  Marubeni Corp. .....................................       159,384
     29,440  Mazda Motor Corp. ..................................       456,857
      9,782  Medipal Holdings Corp. .............................       154,885
      6,294  MEIJI Holdings Co., Ltd. ...........................       506,115
     29,734  Mitsubishi Chemical Holdings Corp. .................       155,215
      9,492  Mitsubishi Corp. ...................................       160,751
     51,334  Mitsubishi Electric Corp. ..........................       537,993
    203,368  Mitsubishi Materials Corp. .........................       574,624
     80,966  Mitsubishi Motors Corp. ............................       606,463
     27,204  Mitsui & Co., Ltd. .................................       313,023
    128,790  Mitsui OSK Lines Ltd. ..............................       262,054
     13,458  MonotaRO Co., Ltd. (b)..............................       399,991
     44,156  Nippon Paint Holdings Co., Ltd. ....................       979,675
     25,468  Nippon Steel & Sumitomo Metal Corp. ................       489,243


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
      4,458  Nippon Telegraph & Telephone Corp. .................  $    192,033
    265,278  Nippon Yusen K.K. ..................................       511,487
     33,400  Nissan Motor Co., Ltd. .............................       309,086
     53,264  Nisshin Seifun Group, Inc. .........................       846,677
     28,668  NOK Corp. ..........................................       489,581
      7,648  Nomura Real Estate Holdings, Inc. ..................       141,346
     31,958  NSK Ltd. ...........................................       292,476
     15,200  NTT Data Corp. .....................................       763,073
     92,262  Obayashi Corp. .....................................       909,954
    122,032  Osaka Gas Co., Ltd. ................................       468,849
      4,842  Otsuka Holdings Co., Ltd. ..........................       175,877
      2,418  Pola Orbis Holdings, Inc. ..........................       200,453
     15,000  Ricoh Co., Ltd. ....................................       152,739
     13,746  Rohm Co., Ltd. .....................................       578,933
      2,800  Ryohin Keikaku Co., Ltd. ...........................       592,119
     16,464  SCSK Corp. .........................................       643,668
     32,630  Seiko Epson Corp. ..................................       527,090
     14,522  Sekisui Chemical Co., Ltd. .........................       178,840
      3,390  Seven & i Holdings Co., Ltd. .......................       144,341
     28,474  Shikoku Electric Power Co., Inc. ...................       381,779
     32,940  Shimadzu Corp. .....................................       516,585
      1,354  Shimamura Co., Ltd. ................................       169,032
     54,244  Shimizu Corp. ......................................       459,805
     16,948  Sohgo Security Services Co., Ltd. ..................       918,591
    140,396  Sotetsu Holdings, Inc. .............................       860,751
      9,394  Start Today Co., Ltd. ..............................       378,949
     36,316  Sumitomo Electric Industries Ltd. ..................       441,749
     54,214  Sumitomo Metal Mining Co., Ltd. ....................       538,310
     44,350  Sumitomo Rubber Industries Ltd. ....................       685,278
     13,846  Suzuken Co., Ltd. ..................................       470,576
     71,668  Taisei Corp. .......................................       473,775
     50,644  Temp Holdings Co., Ltd. ............................       734,382
     52,304  Toho Gas Co., Ltd. .................................       371,326
     22,858  Tohoku Electric Power Co., Inc. ....................       294,903
    115,830  Tokyo Electric Power Co., Inc. (c)..................       637,068
     63,910  Tokyo Gas Co., Ltd. ................................       297,957
     39,818  Toray Industries, Inc. .............................       339,361
    160,760  Tosoh Corp. ........................................       675,636
     14,234  Toyo Tire & Rubber Co., Ltd. .......................       212,476
     45,414  Toyota Boshoku Corp. ...............................       740,053
      8,810  Tsuruha Holdings, Inc. .............................       866,557
     27,988  Yamaha Corp. .......................................       843,035
      7,648  Yamaha Motor Co., Ltd. .............................       127,212
     26,142  Yokohama Rubber (The) Co., Ltd. ....................       429,951
                                                                   ------------
                                                                     43,768,838
                                                                   ------------

             JERSEY - 0.7%
     62,764  Beazley Ireland Holdings PLC .......................       324,341


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JERSEY (CONTINUED)
    165,492  Regus PLC ..........................................  $    752,757
                                                                   ------------
                                                                      1,077,098
                                                                   ------------

             LUXEMBOURG - 0.1%
        501  Eurofins Scientific SE .............................       183,768
                                                                   ------------

             NETHERLANDS - 1.5%
     14,093  Boskalis Westminster ...............................       553,978
      4,328  Heineken Holding N.V. ..............................       337,745
     31,640  Koninklijke Ahold N.V. .............................       711,782
     48,747  SBM Offshore N.V. (c)...............................       620,146
                                                                   ------------
                                                                      2,223,651
                                                                   ------------

             PORTUGAL - 0.4%
     81,454  Banco Espirito Santo S.A. (c) (d) (e)...............             0
     34,299  Jeronimo Martins SGPS S.A. .........................       561,235
                                                                   ------------
                                                                        561,235
                                                                   ------------

             SINGAPORE - 1.6%
     28,500  City Developments Ltd. .............................       172,753
     96,950  Keppel Corp., Ltd. .................................       419,348
    126,062  Sembcorp Industries Ltd. ...........................       282,455
    109,376  UOL Group Ltd. .....................................       486,891
     85,300  Wilmar International Ltd. ..........................       212,641
    962,700  Yangzijiang Shipbuilding Holdings Ltd. .............       699,964
                                                                   ------------
                                                                      2,274,052
                                                                   ------------

             SOUTH KOREA - 9.6%
     13,783  BNK Financial Group, Inc. ..........................       116,907
      1,379  CJ Corp. ...........................................       235,742
      4,002  CJ E&M Corp. .......................................       223,267
      1,831  CJ Korea Express Corp. (c)..........................       304,206
      5,941  Dongbu Insurance Co., Ltd. .........................       394,300
        793  E-Mart, Inc. .......................................       121,696
      4,010  GS Holdings Corp. ..................................       206,882
     14,932  GS Retail Co., Ltd. ................................       615,638
     23,004  Hankook Tire Co., Ltd. .............................     1,094,279
      4,010  Hanmi Science Co., Ltd. ............................       522,464
      1,914  Hanssem Co., Ltd. ..................................       374,063
     33,814  Hanwha Chemical Corp. ..............................       737,722
      3,945  Hyundai Mobis Co., Ltd. ............................       858,959
      4,443  Hyundai Motor Co. ..................................       592,478
     10,611  Hyundai Steel Co. ..................................       514,962
      5,664  Hyundai Wia Corp. ..................................       520,042
     13,594  Kia Motors Corp. ...................................       574,143
     11,184  Korea Electric Power Corp. .........................       588,734
      9,191  Korea Gas Corp. ....................................       308,215
      5,950  KT Corp. ...........................................       155,045
     40,218  LG Display Co., Ltd. ...............................       935,466
        428  LG Household & Health Care, Ltd. ...................       353,673


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
         81  Lotte Confectionery Co., Ltd. ......................  $    181,889
        527  Ottogi Corp. .......................................       417,969
      3,905  S-1 Corp. ..........................................       301,856
      5,022  Samsung Card Co., Ltd. .............................       165,336
     11,364  Samsung Electro-Mechanics Co., Ltd. ................       584,298
        640  Samsung Electronics Co., Ltd. ......................       734,243
     27,152  SK Hynix, Inc. .....................................       668,353
      2,084  SK Telecom Co., Ltd. ...............................       379,953
                                                                   ------------
                                                                     13,782,780
                                                                   ------------

             SPAIN - 1.3%
     34,536  Almirall S.A. ......................................       580,439
     13,166  Ferrovial S.A. .....................................       282,927
     69,035  International Consolidated Airlines Group S.A. .....       548,804
     41,596  Repsol S.A. ........................................       469,534
                                                                   ------------
                                                                      1,881,704
                                                                   ------------

             SWEDEN - 4.9%
     11,869  AAK AB .............................................       942,999
     39,319  Axfood AB (b).......................................       726,493
     29,568  Boliden AB .........................................       473,117
     16,236  Fastighets AB Balder, Class B (c)...................       411,987
     41,364  Hexpol AB ..........................................       459,841
     40,669  Industrivarden AB, Class A .........................       761,456
     26,980  Investment AB Kinnevik, Class B ....................       765,374
     22,454  Investor AB, Class B ...............................       794,910
      6,383  LE Lundbergforetagen AB, Class B ...................       349,096
     15,794  Nibe Industrier AB, Class B ........................       541,431
     27,571  Svenska Cellulosa AB SCA, Class B ..................       861,610
                                                                   ------------
                                                                      7,088,314
                                                                   ------------

             SWITZERLAND - 1.0%
          2  Chocoladefabriken Lindt & Spruengli AG .............       149,737
        364  Galenica AG ........................................       547,391
      2,115  Swiss Prime Site AG ................................       186,524
     12,172  Vontobel Holding AG ................................       527,236
                                                                   ------------
                                                                      1,410,888
                                                                   ------------

             UNITED KINGDOM - 6.0%
    109,839  3i Group PLC .......................................       720,000
     21,397  Aggreko PLC ........................................       330,978
     63,985  Barratt Developments PLC ...........................       515,091
     16,370  Bellway PLC ........................................       616,704
      9,139  Berkeley Group Holdings PLC ........................       422,391
    219,534  Booker Group PLC ...................................       543,272
     93,467  Capital & Counties Properties PLC ..................       442,730
     23,973  Dixons Carphone PLC ................................       146,780
     19,698  Intermediate Capital Group PLC .....................       174,981
     53,131  JD Sports Fashion PLC ..............................       859,244
    132,822  Man Group PLC ......................................       290,917


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
      7,357  Mondi PLC ..........................................  $    141,168
     60,202  Moneysupermarket.com Group PLC .....................       274,700
     10,134  Persimmon PLC ......................................       303,471
    111,220  Redrow PLC .........................................       642,633
      5,563  Rightmove PLC ......................................       336,453
     19,528  Royal Dutch Shell PLC, Class B .....................       476,800
    207,631  Taylor Wimpey PLC ..................................       567,494
    194,733  Vodafone Group PLC .................................       618,664
      6,505  WH Smith PLC .......................................       169,852
                                                                   ------------
                                                                      8,594,323
                                                                   ------------
             TOTAL COMMON STOCKS ................................   136,322,395
             (Cost $141,358,112)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 4.7%

             AUSTRALIA - 0.5%
     75,028  Goodman Group ......................................       383,610
     48,660  GPT (The) Group ....................................       186,502
     56,271  Scentre Group ......................................       191,517
                                                                   ------------
                                                                        761,629
                                                                   ------------

             HONG KONG - 1.0%
  1,234,401  Champion REIT ......................................       628,550
    140,580  Link REIT ..........................................       832,714
                                                                   ------------
                                                                      1,461,264
                                                                   ------------

             SINGAPORE - 0.1%
    162,796  CapitaLand Commercial Trust Ltd. ...................       177,550
                                                                   ------------

             UNITED KINGDOM - 3.1%
     60,514  British Land (The) Co., PLC ........................       608,827
     13,943  Derwent London PLC .................................       631,208
     59,346  Great Portland Estates PLC .........................       620,516
     65,102  Hammerson PLC ......................................       540,913
     40,301  Land Securities Group PLC ..........................       637,284
    118,135  Segro PLC ..........................................       696,162
     55,334  Shaftesbury PLC ....................................       724,003
                                                                   ------------
                                                                      4,458,913
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................     6,859,356
             (Cost $6,970,444)                                     ------------

MONEY MARKET FUNDS - 0.7%
    965,921  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.19% (f) (g).......       965,921
             (Cost $965,921)                                       ------------


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 1.4%
$ 1,970,073  RBC Capital Markets LLC, 0.25% (f), dated 3/31/16, due 4/1/16, with a maturity value of $1,970,087.
             Collateralized by U.S. Treasury Notes, interest
             rates of 1.500% to 2.125%, due 5/31/20 to 1/31/23.
             The value of the collateral including accrued
             interest is $2,016,899. (g).........................  $  1,970,073
             (Cost $1,970,073)                                     ------------

             TOTAL INVESTMENTS - 101.3% .........................   146,117,745
             (Cost $151,264,550) (h)

             NET OTHER ASSETS AND LIABILITIES - (1.3%) ..........    (1,888,633)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $144,229,112
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $2,786,847 and the total value of the collateral held by the Fund is $2,935,994.

(c)   Non-income producing security.

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2016, securities noted as such are valued at $0 or 0.0% of net assets.

(e)   This issuer has filed for protection in federal bankruptcy court.

(f)   Interest rate shown reflects yield as of March 31, 2016.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,016,360 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,163,165.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Portugal..................................  $       561,235  $     561,235  $            --  $           --*
    Other Country Categories**................      135,761,160    135,761,160               --              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................      136,322,395    136,322,395               --              --*
Real Estate Investment Trusts**...............        6,859,356      6,859,356               --              --
Money Market Funds............................          965,921        965,921               --              --
Repurchase Agreements.........................        1,970,073             --        1,970,073              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   146,117,745  $ 144,147,672  $     1,970,073  $           --*
                                                ===============  =============  ===============  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred investments valued at $134,441,076 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2015
  Common Stocks                                         $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT MARCH 31, 2016
  Common Stocks                                                 --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Industrials                               20.1%
Financials                                19.7
Consumer Discretionary                    19.4
Consumer Staples                          11.7
Materials                                  9.4
Information Technology                     6.0
Health Care                                5.4
Utilities                                  4.2
Energy                                     2.2
Telecommunication Services                 1.9
                                         ------
TOTAL                                    100.0%
                                         ======


                                       % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Japanese Yen                              29.9%
Euro                                      19.1
British Pound Sterling                    10.5
Hong Kong Dollar                          10.0
South Korean Won                           9.4
Swedish Krona                              4.9
Canadian Dollar                            4.7
Australian Dollar                          4.0
Danish Krone                               2.5
US Dollar                                  2.0
Singapore Dollar                           1.7
Swiss Franc                                1.0
Norwegian Krone                            0.3
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 98.1%

             BERMUDA - 1.9%
    189,554  Brilliance China Automotive Holdings Ltd. ..........  $    196,216
    810,377  Hanergy Thin Film Power Group Ltd. (b) (c)..........        22,983
  1,253,262  Kunlun Energy Co., Ltd. ............................     1,085,670
    490,591  Shenzhen International Holdings Ltd. ...............       796,850
                                                                   ------------
                                                                      2,101,719
                                                                   ------------

             BRAZIL - 12.0%
     58,700  Banco do Brasil S.A. ...............................       322,751
    214,058  Braskem S.A. (Preference Shares) ...................     1,393,656
     12,632  BRF S.A. ...........................................       180,259
    112,625  Cia de Saneamento Basico do Estado de Sao Paulo ....       751,115
     34,969  Embraer S.A. .......................................       231,950
     49,749  Fibria Celulose S.A. ...............................       419,781
    624,695  Itausa - Investimentos Itau S.A. (Preference
                Shares) .........................................     1,419,426
    265,489  JBS S.A. ...........................................       808,506
    462,791  Kroton Educacional S.A. ............................     1,477,574
    132,140  Lojas Americanas S.A. (Preference Shares) ..........       610,784
     91,246  Raia Drogasil S.A. .................................     1,324,668
    231,229  Suzano Papel e Celulose S.A. (Preference Shares) ...       814,139
     72,974  Telefonica Brasil S.A. (Preference Shares) .........       918,149
    593,906  Tim Participacoes S.A. .............................     1,321,388
     53,407  Ultrapar Participacoes S.A. ........................     1,036,606
                                                                   ------------
                                                                     13,030,752
                                                                   ------------

             CAYMAN ISLANDS - 8.0%
    260,427  ANTA Sports Products Ltd. ..........................       576,089
    777,361  Belle International Holdings Ltd. ..................       449,941
  1,866,919  China Huishan Dairy Holdings Co., Ltd. (d)..........       697,927
  2,459,756  China Resources Cement Holdings Ltd. ...............       751,497
    190,797  China Resources Land Ltd. ..........................       488,469
  2,489,129  Country Garden Holdings Co., Ltd. ..................       981,873
  1,973,176  Evergrande Real Estate Group Ltd. (d)...............     1,521,086
    711,507  Longfor Properties Co., Ltd. .......................     1,012,593
  7,440,518  Semiconductor Manufacturing International Corp.
                (c)..............................................       642,635
    130,350  Shenzhou International Group Holdings Ltd. .........       709,945
    597,509  Shimao Property Holdings Ltd. ......................       881,165
                                                                   ------------
                                                                      8,713,220
                                                                   ------------

             CHILE - 0.6%
     61,073  Cia Cervecerias Unidas S.A. ........................       690,137
                                                                   ------------

             CHINA - 10.8%
    152,514  Anhui Conch Cement Co., Ltd., Class H ..............       408,940
  1,943,366  China Cinda Asset Management Co., Ltd., Class H ....       678,907
  2,329,793  China Communications Services Corp., Ltd.,
                Class H .........................................     1,063,181
    336,906  China Construction Bank Corp., Class H .............       215,416
  1,276,730  China Galaxy Securities Co., Ltd., Class H .........     1,244,250
  1,168,510  China National Building Material Co., Ltd.,
                Class H .........................................       542,277
    305,048  China Railway Construction Corp. Ltd., Class H .....       362,958
    146,551  China Shenhua Energy Co., Ltd., Class H ............       230,859


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CHINA (CONTINUED)
  1,396,427  China Telecom Corp., Ltd., Class H .................  $    738,055
    397,917  Chongqing Changan Automobile Co., Ltd., Class B ....       745,323
    397,648  Chongqing Rural Commercial Bank Co., Ltd.,
                Class H .........................................       210,169
    899,415  Dongfeng Motor Group Co., Ltd., Class H ............     1,121,175
  1,236,504  Guangzhou R&F Properties Co., Ltd., Class H ........     1,766,127
    649,924  Huadian Fuxin Energy Corp., Ltd., Class H ..........       151,645
     55,081  Lao Feng Xiang Co., Ltd., Class B ..................       213,329
    115,699  PICC Property & Casualty Co., Ltd., Class H ........       212,386
  1,030,551  Sinopec Engineering Group Co., Ltd., Class H .......       838,273
     60,855  Zhuzhou CRRC Times Electric Co., Ltd., Class H .....       354,586
    393,755  ZTE Corp., Class H (b)..............................       724,330
                                                                   ------------
                                                                     11,822,186
                                                                   ------------

             CZECH REPUBLIC - 0.4%
     21,538  CEZ A.S. ...........................................       379,926
                                                                   ------------

             HONG KONG - 1.7%
  1,094,524  CNOOC Ltd. .........................................     1,293,842
  1,234,173  Sino-Ocean Land Holdings Ltd. ......................       587,069
                                                                   ------------
                                                                      1,880,911
                                                                   ------------

             HUNGARY - 0.3%
     14,106  Richter Gedeon Nyrt ................................       281,213
                                                                   ------------

             INDIA - 8.3%
    797,026  Ashok Leyland Ltd. .................................     1,310,674
     76,460  Aurobindo Pharma Ltd. ..............................       860,171
     34,570  Bharat Petroleum Corp., Ltd. .......................       472,618
      7,066  Dr. Reddy's Laboratories Ltd. ......................       324,904
        837  Eicher Motors Ltd. .................................       242,673
     14,016  Glenmark Pharmaceuticals Ltd. ......................       168,262
     75,989  Hindustan Petroleum Corp., Ltd. ....................       906,165
     74,067  Indiabulls Housing Finance Ltd. ....................       726,997
     31,211  IndusInd Bank Ltd. .................................       455,446
     33,062  JSW Steel Ltd. .....................................       638,199
     93,741  LIC Housing Finance Ltd. ...........................       695,033
      1,416  MRF Ltd. ...........................................       817,901
    192,354  Oil & Natural Gas Corp., Ltd. ......................       622,034
     17,050  Reliance Industries Ltd. ...........................       269,051
     98,480  Tata Motors Ltd. (c)................................       578,039
                                                                   ------------
                                                                      9,088,167
                                                                   ------------

             INDONESIA - 1.6%
  5,188,814  Perusahaan Gas Negara Persero Tbk ..................     1,023,284
    362,652  Semen Indonesia Persero Tbk PT .....................       278,279
    375,615  United Tractors Tbk PT .............................       433,402
                                                                   ------------
                                                                      1,734,965
                                                                   ------------

             MALAYSIA - 0.5%
    163,500  Tenaga Nasional Bhd ................................       584,183
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

   SHARES                          DESCRIPTION                          VALUE
-------------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

               MALTA - 1.1%
      110,235  Brait SE (c)........................................  $  1,246,922
                                                                     ------------

               MEXICO - 5.0%
      230,301  Alfa S.A.B. de C.V., Series A ......................       463,477
       50,201  Fomento Economico Mexicano S.A.B. de C.V. ..........       483,845
       32,344  Gruma S.A.B. de C.V., Class B ......................       512,928
       77,458  Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
                  Series B ........................................       689,481
       44,105  Grupo Aeroportuario del Sureste SAB de C.V.,
                  Series B ........................................       664,084
      266,060  Grupo Bimbo S.A.B. de C.V., Series A (c)............       787,070
       92,780  Grupo Mexico S.A.B. de C.V., Series B ..............       223,826
      220,637  Industrias Bachoco S.A.B. de C.V., Series B ........       943,864
       20,399  Promotora y Operadora de Infraestructura S.A.B.
                  de C.V. .........................................       270,379
      182,911  Wal-Mart de Mexico S.A.B. de C.V. ..................       433,003
                                                                     ------------
                                                                        5,471,957
                                                                     ------------

               PHILIPPINES - 0.9%
        4,440  Globe Telecom, Inc. ................................       214,069
        8,220  GT Capital Holdings, Inc. ..........................       248,144
      295,540  JG Summit Holdings, Inc. ...........................       509,308
                                                                     ------------
                                                                          971,521
                                                                     ------------

               POLAND - 2.1%
       51,973  KGHM Polska Miedz S.A. .............................     1,060,020
       12,864  Polski Koncern Naftowy ORLEN S.A. ..................       254,784
      653,275  Polskie Gornictwo Naftowe i Gazownictwo S.A. .......       931,449
                                                                     ------------
                                                                        2,246,253
                                                                     ------------

               RUSSIA - 12.6%
          400  AK Transneft OAO (Preference Shares) (b) ...........     1,097,864
      436,922  Gazprom OAO (b) ....................................       960,858
       19,657  Lukoil PJSC (b).....................................       767,145
      757,304  Moscow Exchange MICEX-RTS PJSC (b)..................     1,184,115
       73,843  NovaTek OAO (b).....................................       657,261
       81,178  PhosAgro OAO, GDR ..................................     1,144,610
      854,684  Rostelecom PJSC (b) ................................     1,254,325
      975,929  Sberbank of Russia PJSC (b) ........................     1,596,407
       41,980  Severstal PAO (b)...................................       444,887
    2,193,621  Surgutneftegas OAO (b) .............................     1,296,551
      238,157  Tatneft OAO (b) ....................................     1,279,671
      303,742  Uralkali PJSC (b) (c)...............................       769,019
1,085,475,054  VTB Bank PJSC (b) ..................................     1,238,527
                                                                     ------------
                                                                       13,691,240
                                                                     ------------

               SOUTH AFRICA - 6.2%
       37,986  Bidvest Group (The) Ltd. ...........................       959,700
       12,370  Capitec Bank Holdings Ltd. .........................       480,121
       90,001  Discovery Ltd. .....................................       740,674
       42,689  Mondi Ltd. .........................................       820,918
       17,402  MTN Group Ltd. .....................................       159,360
       69,609  PSG Group Ltd. .....................................       945,329


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH AFRICA (CONTINUED)
     31,963  Sasol Ltd. .........................................  $    955,919
     19,714  Shoprite Holdings Ltd. .............................       231,834
    186,205  Telkom S.A. SOC Ltd. ...............................       726,091
    127,991  Woolworths Holdings Ltd. ...........................       777,374
                                                                   ------------
                                                                      6,797,320
                                                                   ------------

             TAIWAN - 13.4%
    417,935  Advanced Semiconductor Engineering, Inc. ...........       486,318
    458,159  Asia Cement Corp. ..................................       418,527
  3,798,435  AU Optronics Corp. .................................     1,141,277
     21,054  Catcher Technology Co., Ltd. .......................       172,702
    136,599  Cheng Shin Rubber Industry Co., Ltd. ...............       274,607
    768,390  China Steel Corp. ..................................       534,798
  1,189,767  Compal Electronics, Inc. ...........................       746,747
     42,544  Eclat Textile Co., Ltd. ............................       559,824
    503,518  Far Eastern New Century Corp. ......................       411,463
    180,359  Feng TAY Enterprise Co., Ltd. ......................       958,283
    234,921  Foxconn Technology Co., Ltd. .......................       527,010
    172,357  Hon Hai Precision Industry Co., Ltd. ...............       454,135
  3,598,312  Innolux Corp. ......................................     1,257,799
  1,794,787  Inotera Memories, Inc. (c)..........................     1,625,592
     30,297  MediaTek, Inc. .....................................       232,518
     91,976  Pegatron Corp. .....................................       214,622
    747,370  Pou Chen Corp. .....................................       952,093
    722,311  Siliconware Precision Industries Co., Ltd. .........     1,167,045
    113,496  Taiwan Semiconductor Manufacturing Co., Ltd. .......       571,289
    258,831  Uni-President Enterprises Corp. ....................       454,386
  3,415,075  United Microelectronics Corp. ......................     1,411,276
                                                                   ------------
                                                                     14,572,311
                                                                   ------------

             THAILAND - 2.2%
    112,900  Bumrungrad Hospital PCL ............................       680,352
    511,500  CP ALL PCL .........................................       665,182
    301,800  PTT Global Chemical PCL ............................       519,014
     67,700  PTT PCL ............................................       538,829
                                                                   ------------
                                                                      2,403,377
                                                                   ------------

             TURKEY - 8.5%
    137,953  Arcelik A.S. .......................................       938,029
     63,228  BIM Birlesik Magazalar A.S. ........................     1,369,888
    727,391  Eregli Demir ve Celik Fabrikalari TAS ..............     1,094,520
     62,993  Ford Otomotiv Sanayi A.S. ..........................       830,279
    188,940  Tofas Turk Otomobil Fabrikasi A.S. .................     1,532,816
     36,616  Tupras Turkiye Petrol Rafinerileri A.S. (c).........     1,031,116
    425,518  Turk Hava Yollari AO (c)............................     1,176,373
    192,875  Turkcell Iletisim Hizmetleri A.S. ..................       811,118
     67,168  Turkiye Halk Bankasi A.S. ..........................       249,574


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TURKEY (CONTINUED)
    144,015  Turkiye Is Bankasi, Class C ........................  $    238,168
                                                                   ------------
                                                                      9,271,881
                                                                   ------------
             TOTAL COMMON STOCKS ................................   106,980,161
             (Cost $117,390,148)                                   ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 1.1%

             SOUTH AFRICA - 1.1%
    120,754  Growthpoint Properties Ltd. ........................       200,960
    264,749  Redefine Properties Ltd. ...........................       214,830
     80,099  Resilient REIT Ltd. ................................       735,356
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................     1,151,146
             (Cost $1,210,019)                                     ------------

MONEY MARKET FUNDS - 0.4%
    495,716  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.19% (e) (f).......       495,716
             (Cost $495,716)                                       ------------

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 0.9%
$ 1,011,054  RBC Capital Markets LLC, 0.25% (e), dated 3/31/16, due 4/1/16, with a maturity value of $1,011,061.
             Collateralized by U.S. Treasury Notes, interest
             rates of 1.500% to 2.125%, due 5/31/20 to 1/31/23.
             The value of the collateral including accrued
             interest is $1,035,085. (f).........................     1,011,054
             (Cost $1,011,054)                                     ------------

             TOTAL INVESTMENTS - 100.5% .........................   109,638,077
             (Cost $120,106,938) (g)

             NET OTHER ASSETS AND LIABILITIES - (0.5%) ..........      (595,773)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $109,042,304
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2016, securities noted as such are valued at $13,293,943 or 12.2% of net assets.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,381,098 and the total value of the collateral held by the Fund is $1,506,770.

(e)   Interest rate shown reflects yield as of March 31, 2016.

(f)   This security serves as collateral for securities on loan.


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,894,436 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,363,297.

GDR   Global Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
    Bermuda...................................  $     2,101,719  $   2,078,736  $        22,983  $           --
    China.....................................       11,822,186     11,097,856          724,330              --
    Russia....................................       13,691,240      1,144,610       12,546,630              --
    Other Country Categories*.................       79,365,016     79,365,016               --              --
                                                ---------------  -------------  ---------------  --------------
       Total Common Stocks....................      106,980,161     93,686,218       13,293,943              --
Real Estate Investment Trusts*................        1,151,146      1,151,146               --              --
Money Market Funds............................          495,716        495,716               --              --
Repurchase Agreements.........................        1,011,054             --        1,011,054              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   109,638,077  $  95,333,080  $    14,304,997  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred investments valued at $86,752,205 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.


                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                        21.0%
Energy                                            14.5
Consumer Discretionary                            13.2
Materials                                         11.4
Information Technology                            10.5
Industrials                                        9.0
Consumer Staples                                   8.9
Telecommunication Services                         6.7
Utilities                                          2.7
Health Care                                        2.1
                                                 ------
 TOTAL                                           100.0%
                                                 ======


                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                      DESCRIPTION                             VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AEROSPACE & DEFENSE - 1.6%
     23,195  MTU Aero Engines AG ................................  $  2,224,716
                                                                   ------------

             AIRLINES - 4.2%
    358,688  Deutsche Lufthansa AG (a)...........................     5,797,786
                                                                   ------------

             AUTO COMPONENTS - 3.3%
      4,655  Continental AG .....................................     1,059,385
     81,352  Hella KGaA Hueck & Co. .............................     3,452,414
                                                                   ------------
                                                                      4,511,799
                                                                   ------------

             AUTOMOBILES - 11.2%
     42,808  Bayerische Motoren Werke AG ........................     3,930,996
     40,402  Daimler AG .........................................     3,097,230
    104,463  Porsche Automobil Holding SE (Preference Shares) ...     5,383,552
     23,437  Volkswagen AG (Preference Shares) ..................     2,982,923
                                                                   ------------
                                                                     15,394,701
                                                                   ------------

             CHEMICALS - 12.6%
     59,100  BASF SE ............................................     4,458,667
    102,388  Evonik Industries AG ...............................     3,071,715
    221,185  K+S AG .............................................     5,175,931
     15,608  Linde AG ...........................................     2,274,212
     26,958  Wacker Chemie AG ...................................     2,372,444
                                                                   ------------
                                                                     17,352,969
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 2.2%
     24,339  HOCHTIEF AG ........................................     2,978,635
                                                                   ------------

             CONSTRUCTION MATERIALS - 0.9%
     13,820  HeidelbergCement AG ................................     1,183,365
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 4.4%
     28,305  GRENKELEASING AG ...................................     6,019,723
                                                                   ------------

             ELECTRICAL EQUIPMENT - 5.2%
    159,520  Nordex SE (a).......................................     4,377,302
     53,876  OSRAM Licht AG .....................................     2,777,445
                                                                   ------------
                                                                      7,154,747
                                                                   ------------

             FOOD PRODUCTS - 1.5%
    113,945  Suedzucker AG (b)...................................     2,009,051
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
     13,034  Sartorius AG (Preference Shares) ...................     3,321,489
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 1.7%
     31,678  Fresenius SE & Co. KGaA ............................     2,314,539
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 5.7%
     67,982  Rheinmetall AG .....................................     5,431,988
     23,249  Siemens AG .........................................     2,464,287
                                                                   ------------
                                                                      7,896,275
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INSURANCE - 4.2%
     39,564  Hannover Rueck SE ..................................  $  4,610,035
      5,664  Muenchener Rueckversicherungs-Gesellschaft AG in
                Muenchen ........................................     1,152,056
                                                                   ------------
                                                                      5,762,091
                                                                   ------------

             INTERNET & CATALOG RETAIL - 2.0%
     86,115  Zalando SE (a) (c)..................................     2,827,019
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 2.2%
     61,569  United Internet AG .................................     3,089,968
                                                                   ------------

             MACHINERY - 12.2%
     27,437  DMG Mori AG ........................................     1,277,546
     54,819  Jungheinrich AG ....................................     5,000,888
     22,704  KION Group AG ......................................     1,323,779
     50,324  KUKA AG (b).........................................     5,269,976
      7,462  Rational AG ........................................     3,988,227
                                                                   ------------
                                                                     16,860,416
                                                                   ------------

             MULTI-UTILITIES - 4.2%
    446,139  RWE AG .............................................     5,774,650
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.3%
    195,394  Grand City Properties S.A. .........................     4,491,244
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.8%
    134,323  Dialog Semiconductor PLC (a)........................     5,315,224
    386,842  Infineon Technologies AG ...........................     5,504,545
                                                                   ------------
                                                                     10,819,769
                                                                   ------------

             SOFTWARE - 0.8%
     14,238  SAP SE .............................................     1,151,921
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 4.9%
     58,105  Adidas AG ..........................................     6,810,121
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 0.8%
     17,729  Fraport AG Frankfurt Airport Services Worldwide ....     1,075,467
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 0.7%
     33,367  Freenet AG .........................................       998,187
                                                                   ------------
             TOTAL COMMON STOCKS ................................   137,820,648
             (Cost $147,539,475)                                   ------------

MONEY MARKET FUNDS - 1.0%
1,376,341    Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.19% (d) (e).......     1,376,341
             (Cost $1,376,341)                                     ------------


                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 2.0%
$ 2,807,158  RBC Capital Markets LLC, 0.25% (d), dated 3/31/16, due 4/1/16, with a maturity value of $2,807,178.
             Collateralized by U.S. Treasury Notes, interest
             rates of 1.500% to 2.125%, due 5/31/20 to 1/31/23.
             The value of the collateral including accrued
             interest is $2,873,881. (e) ........................  $  2,807,158
             (Cost $2,807,158)                                     ------------

             TOTAL INVESTMENTS - 103.0% .........................   142,004,147
             (Cost $151,722,974) (f)

             NET OTHER ASSETS AND LIABILITIES - (3.0%) ..........    (4,115,269)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $137,888,878
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,947,979 and the total value of the collateral held by the Fund is $4,183,499.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   Interest rate shown reflects yield as of March 31, 2016.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,520,769 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,239,596.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   137,820,648   $137,820,648  $            --  $           --
Money Market Funds............................        1,376,341      1,376,341               --              --
Repurchase Agreements.........................        2,807,158             --        2,807,158              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   142,004,147   $139,196,989  $     2,807,158  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $80,547,653 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from


                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.


                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Industrials                               31.9%
Consumer Discretionary                    21.4
Materials                                 13.5
Financials                                11.8
Information Technology                    10.9
Utilities                                  4.2
Health Care                                4.1
Consumer Staples                           1.5
Telecommunication Services                 0.7
                                         ------
TOTAL                                    100.0%
                                         ======

COUNTRY ALLOCATION**                % OF NET ASSETS
-------------------------------------------------------
Germany                                   92.8%
United Kingdom                             3.9
Luxembourg                                 3.3
United States                              3.0
-----------------------------------------------
TOTAL INVESTMENTS                        103.0
NET OTHER ASSETS AND LIABILITIES          (3.0)
                                         ------
TOTAL                                    100.0%
                                         ======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                     See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 97.4%

             AEROSPACE & DEFENSE - 0.8%
      6,153  CAE, Inc. ..........................................  $     71,159
                                                                   ------------

             AUTO COMPONENTS - 6.0%
      3,792  Linamar Corp. ......................................       182,454
      8,416  Magna International, Inc. ..........................       361,783
                                                                   ------------
                                                                        544,237
                                                                   ------------

             BANKS - 0.8%
      1,209  Bank of Montreal ...................................        73,420
                                                                   ------------

             CAPITAL MARKETS - 0.9%
      2,673  IGM Financial, Inc. (a).............................        80,514
                                                                   ------------

             CHEMICALS - 5.9%
      8,267  Methanex Corp. .....................................       265,690
     15,943  Potash Corp. of Saskatchewan, Inc. .................       271,415
                                                                   ------------
                                                                        537,105
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 6.8%
     11,487  SNC-Lavalin Group, Inc. ............................       419,679
      6,666  WSP Global, Inc. ...................................       197,606
                                                                   ------------
                                                                        617,285
                                                                   ------------

             CONTAINERS & PACKAGING - 4.4%
      2,105  CCL Industries, Inc., Class B ......................       399,525
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 3.0%
      4,455  Onex Corp. .........................................       271,536
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
      2,470  TELUS Corp. ........................................        80,409
                                                                   ------------

             ELECTRIC UTILITIES - 2.6%
      7,575  Fortis, Inc. (CAD) (a)..............................       237,442
                                                                   ------------

             FOOD & STAPLES RETAILING - 12.8%
      1,551  Alimentation Couche-Tard, Inc., Class B ............        69,026
     11,009  Empire Co., Ltd., Class A ..........................       190,724
      3,534  George Weston Ltd. .................................       316,407
      2,891  Loblaw Cos Ltd. ....................................       161,874
     12,192  Metro, Inc. ........................................       423,000
                                                                   ------------
                                                                      1,161,031
                                                                   ------------

             FOOD PRODUCTS - 3.0%
      8,561  Saputo, Inc. .......................................       274,479
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 3.1%
      7,302  Restaurant Brands International, Inc. ..............       283,590
                                                                   ------------

             INSURANCE - 9.8%
        719  Fairfax Financial Holdings Ltd. ....................       402,512
      5,472  Great-West Lifeco, Inc. ............................       150,583
      8,562  Industrial Alliance Insurance & Financial Services,
                Inc. ............................................       258,426


                     See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INSURANCE (CONTINUED)
      3,264  Power Corp. of Canada ..............................  $     75,295
                                                                   ------------
                                                                        886,816
                                                                   ------------

             IT SERVICES - 2.7%
      5,114  CGI Group, Inc., Class A (b)........................       244,409
                                                                   ------------

             MEDIA - 4.9%
      5,576  Quebecor, Inc., Class B ............................       146,404
      7,938  Shaw Communications, Inc. ..........................       153,351
      3,606  Thomson Reuters Corp. ..............................       146,100
                                                                   ------------
                                                                        445,855
                                                                   ------------

             METALS & MINING - 6.2%
     54,707  First Quantum Minerals Ltd. ........................       288,120
    107,649  Turquoise Hill Resources Ltd. (b)...................       275,184
                                                                   ------------
                                                                        563,304
                                                                   ------------

             MULTI-UTILITIES - 3.6%
     10,584  ATCO, Ltd., Class I (CAD) ..........................       320,108
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 12.5%
      6,251  Canadian Natural Resources Ltd. ....................       169,084
     26,990  Cenovus Energy, Inc. (a)............................       351,208
     11,720  Crescent Point Energy Corp. (a).....................       162,252
     21,131  Tourmaline Oil Corp. (b)............................       447,432
                                                                   ------------
                                                                      1,129,976
                                                                   ------------

             PAPER & FOREST PRODUCTS - 3.6%
      8,994  Stella-Jones, Inc. .................................       322,018
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
      2,163  Brookfield Asset Management, Inc., Class A .........        75,228
                                                                   ------------

             SOFTWARE - 2.3%
        328  Constellation Software, Inc. .......................       134,304
      1,424  Open Text Corp. ....................................        73,768
                                                                   ------------
                                                                        208,072
                                                                   ------------
             TOTAL COMMON STOCKS ................................     8,827,518
             (Cost $8,722,133)                                     ------------

REAL ESTATE INVESTMENT TRUSTS -2.5%
     14,135  H&R Real Estate Investment Trust ...................       228,446
             (Cost $195,452)                                       ------------

MONEY MARKET FUNDS - 1.6%
    145,811  Goldman Sachs Financial Square Treasury Obligations
                Fund - Institutional Class - 0.19% (c) (d).......       145,811
             (Cost $145,811)                                       ------------


                     See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

 PRINCIPAL
   VALUE                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 3.3%
297,394      RBC Capital Markets LLC, 0.25% (c), dated 3/31/16,
             due 4/1/16, with a maturity value of $297,396.
             Collateralized by U.S. Treasury Notes, interest
             rates of 1.500% to 2.125%, due 5/31/20 to 1/31/23.
             The value of the collateral including accrued
             interest is $304,463. ..............................  $    297,394
             (Cost $297,394)                                       ------------

             TOTAL INVESTMENTS - 104.8% .........................     9,499,169
             (Cost $9,360,790) (e)

             NET OTHER ASSETS AND LIABILITIES - (4.8%) ..........      (434,074)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  9,065,095
                                                                   ============

-----------------------------

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $420,940 and the total value of the collateral held by the Fund is $443,205.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of March 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $780,091 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $641,712.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     8,827,518  $   8,827,518  $            --  $           --
Real Estate Investment Trusts.................          228,446        228,446               --              --
Money Market Funds............................          145,811        145,811               --              --
Repurchase Agreements.........................          297,394             --          297,394              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     9,499,169  $   9,201,775  $       297,394  $           --
                                                ===============  =============  ===============  ==============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2016.


                     See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

COUNTRY ALLOCATION**                % OF NET ASSETS
-------------------------------------------------------
Canada                                    99.9%
United States                              4.9
-----------------------------------------------
TOTAL INVESTMENTS                        104.8
NET OTHER ASSETS AND LIABILITIES          (4.8)
                                         ------
TOTAL                                    100.0%
                                         ======

**Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Materials                                 20.1%
Financials                                17.8
Consumer Staples                          15.8
Consumer Discretionary                    14.1
Energy                                    12.5
Industrials                                7.6
Utilities                                  6.2
Information Technology                     5.0
Telecommunication Services                 0.9
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 74.5%

             AIRLINES - 4.1%
     37,554  Qantas Airways Ltd. ................................  $    117,163
                                                                   ------------

             BANKS - 2.2%
      6,611  Bank of Queensland Ltd. ............................        61,420
                                                                   ------------

             BEVERAGES - 4.8%
     18,506  Treasury Wine Estates Ltd. .........................       136,751
                                                                   ------------

             BIOTECHNOLOGY - 1.6%
        583  CSL Ltd. ...........................................        45,333
                                                                   ------------

             CAPITAL MARKETS - 3.4%
        742  Macquarie Group Ltd. ...............................        37,591
      3,383  Magellan Financial Group Ltd .......................        58,814
                                                                   ------------
                                                                         96,405
                                                                   ------------

             CHEMICALS - 1.3%
     15,515  Incitec Pivot Ltd. .................................        37,939
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 0.9%
      2,655  Brambles Ltd. ......................................        24,667
                                                                   ------------

             CONSTRUCTION MATERIALS - 3.5%
     20,791  Boral Ltd. .........................................        98,493
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 3.2%
     14,091  Challenger Ltd. ....................................        90,624
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
      5,476  Telstra Corp., Ltd. ................................        22,373
                                                                   ------------

             ELECTRIC UTILITIES - 1.7%
     41,373  AusNet Services ....................................        47,255
                                                                   ------------

             FOOD & STAPLES RETAILING - 0.8%
        738  Wesfarmers Ltd. ....................................        23,449
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
        643  Cochlear Ltd. ......................................        50,423
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 2.2%
      1,356  Ramsay Health Care Ltd. ............................        63,780
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 17.2%
     15,044  Aristocrat Leisure Ltd. ............................       118,779
      2,128  Domino's Pizza Enterprises Ltd. ....................        93,762
      2,310  Flight Centre Travel Group Ltd. ....................        76,549
     12,094  Star Entertainment Group (The) Ltd. ................        52,657
     19,566  Tabcorp Holdings Ltd. ..............................        64,193
     27,990  Tatts Group Ltd. ...................................        81,103
                                                                   ------------
                                                                        487,043
                                                                   ------------

             MEDIA - 0.8%
        558  REA Group Ltd. .....................................        23,111
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             METALS & MINING - 9.0%
      1,720  BHP Billiton Ltd. ..................................  $     22,229
     32,855  Fortescue Metals Group Ltd. ........................        64,222
      9,474  Newcrest Mining Ltd. (a)............................       123,168
      1,374  Rio Tinto Ltd. .....................................        44,963
                                                                   ------------
                                                                        254,582
                                                                   ------------

             MULTI-UTILITIES - 3.4%
      6,796  AGL Energy Ltd. ....................................        95,854
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 5.3%
        815  Caltex Australia Ltd. ..............................        21,254
      4,585  Oil Search Ltd. ....................................        23,759
      5,348  Woodside Petroleum Ltd. ............................       106,423
                                                                   ------------
                                                                        151,436
                                                                   ------------

             PERSONAL PRODUCTS - 3.4%
        705  Blackmores Ltd. ....................................        95,735
                                                                   ------------

             ROAD & RAIL - 2.2%
     21,041  Aurizon Holdings Ltd. ..............................        63,871
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 0.9%
      4,838  Sydney Airport .....................................        24,810
                                                                   ------------
             TOTAL COMMON STOCKS ................................     2,112,517
             (Cost $1,885,075)                                     ------------

REAL ESTATE INVESTMENT TRUSTS -25.3%
     20,479  Dexus Property Group ...............................       124,644
     24,497  Goodman Group ......................................       125,250
     32,133  GPT (The) Group ....................................       123,158
     62,059  Mirvac Group .......................................        92,051
     29,326  Scentre Group ......................................        99,810
     22,477  Stockland ..........................................        73,571
     32,913  Vicinity Centres ...................................        80,482
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       718,966
             (Cost $622,682)                                       ------------

             TOTAL INVESTMENTS - 99.8% ..........................     2,831,483
             (Cost $2,507,757) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ............         6,361
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  2,837,844
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $367,627 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $43,901.


                     See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     2,112,517  $   2,112,517  $            --  $           --
Real Estate Investment Trusts.................          718,966        718,966               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     2,831,483  $   2,831,483  $            --  $           --
                                                ===============  =============  ===============  ==============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred investments valued at $1,355,826 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices at March 31, 2016. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.


COUNTRY ALLOCATION**                % OF NET ASSETS
-------------------------------------------------------
Australia                                 99.0%
Papua New Guinea                           0.8
-----------------------------------------------
TOTAL INVESTMENTS                         99.8
NET OTHER ASSETS AND LIABILITIES           0.2
                                         ------
TOTAL                                    100.0%
                                         ======

**Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                34.2%
Consumer Discretionary                    18.0
Materials                                 13.8
Consumer Staples                           9.0
Industrials                                8.1
Health Care                                5.6
Energy                                     5.4
Utilities                                  5.1
Telecommunication Services                 0.8
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 85.2%

             AEROSPACE & DEFENSE - 1.5%
    400,721  Meggitt PLC ........................................  $  2,340,127
                                                                   ------------

             AIR FREIGHT & LOGISTICS - 1.5%
    338,176  Royal Mail PLC .....................................     2,334,785
                                                                   ------------

             AIRLINES - 2.5%
     57,740  easyJet PLC ........................................     1,259,692
    327,929  International Consolidated Airlines Group S.A. .....     2,606,919
                                                                   ------------
                                                                      3,866,611
                                                                   ------------

             BANKS - 0.4%
     93,685  HSBC Holdings PLC ..................................       583,835
                                                                   ------------

             CAPITAL MARKETS - 8.8%
    519,623  3i Group PLC .......................................     3,406,152
    347,163  Aberdeen Asset Management PLC ......................     1,383,152
     66,714  Hargreaves Lansdown PLC ............................     1,287,794
    646,642  Henderson Group PLC ................................     2,398,934
    239,474  Intermediate Capital Group PLC .....................     2,127,297
    111,214  Jupiter Fund Management PLC ........................       653,779
  1,140,743  Man Group PLC ......................................     2,498,548
                                                                   ------------
                                                                     13,755,656
                                                                   ------------

             CHEMICALS - 1.8%
     71,162  Johnson Matthey PLC ................................     2,804,544
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 4.4%
    219,038  Aggreko PLC ........................................     3,388,170
    751,052  Regus PLC ..........................................     3,416,238
                                                                   ------------
                                                                      6,804,408
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 0.4%
    185,917  Balfour Beatty PLC (a)..............................       679,841
                                                                   ------------

             CONTAINERS & PACKAGING - 2.1%
    300,421  RPC Group PLC ......................................     3,277,088
                                                                   ------------

             DISTRIBUTORS - 0.4%
     63,993  Inchcape PLC .......................................       664,968
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
     88,361  Inmarsat PLC .......................................     1,249,414
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 2.4%
    173,584  Halma PLC ..........................................     2,272,461
     55,549  Spectris PLC .......................................     1,471,184
                                                                   ------------
                                                                      3,743,645
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES - 1.4%
    245,143  John Wood Group PLC ................................     2,165,333
                                                                   ------------

             FOOD & STAPLES RETAILING - 2.0%
    773,572  J Sainsbury PLC ....................................     3,069,811
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             HOTELS, RESTAURANTS & LEISURE - 4.1%
     25,892  Carnival PLC .......................................  $  1,395,271
     85,192  Compass Group PLC ..................................     1,502,544
    190,305  Domino's Pizza Group PLC ...........................     2,755,122
    110,285  Merlin Entertainments PLC (b).......................       734,169
                                                                   ------------
                                                                      6,387,106
                                                                   ------------

             HOUSEHOLD DURABLES - 7.4%
    239,857  Barratt Developments PLC ...........................     1,930,892
     88,241  Bellway PLC ........................................     3,324,289
     54,284  Berkeley Group Holdings PLC ........................     2,508,926
    425,868  Redrow PLC .........................................     2,460,680
    492,862  Taylor Wimpey PLC ..................................     1,347,082
                                                                   ------------
                                                                     11,571,869
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 1.5%
     26,528  DCC PLC ............................................     2,343,202
                                                                   ------------

             INSURANCE - 6.0%
    538,996  Beazley Ireland Holdings PLC .......................     2,785,330
    123,275  Direct Line Insurance Group PLC ....................       655,453
    142,982  Hiscox Ltd. ........................................     1,989,918
    375,165  Legal & General Group PLC ..........................     1,267,330
     54,783  Phoenix Group Holdings .............................       742,365
    148,959  St. James's Place PLC ..............................     1,965,061
                                                                   ------------
                                                                      9,405,457
                                                                   ------------

             INTERNET & CATALOG RETAIL - 0.9%
     29,006  ASOS PLC (a)........................................     1,353,946
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 4.8%
    506,888  Just Eat PLC (a)....................................     2,746,811
    409,129  Moneysupermarket.com Group PLC .....................     1,866,842
     48,533  Rightmove PLC ......................................     2,935,300
                                                                   ------------
                                                                      7,548,953
                                                                   ------------

             MACHINERY - 0.5%
     58,309  IMI PLC ............................................       797,684
                                                                   ------------
             MEDIA - 2.4%
    181,615  ITV PLC ............................................       629,157
     68,253  Pearson PLC ........................................       857,748
     96,066  WPP PLC ............................................     2,244,850
                                                                   ------------
                                                                      3,731,755
                                                                   ------------

             METALS & MINING - 3.3%
  1,659,486  Glencore PLC .......................................     3,749,146
     50,568  Rio Tinto PLC ......................................     1,420,246
                                                                   ------------
                                                                      5,169,392
                                                                   ------------

             MULTILINE RETAIL - 0.8%
    221,265  Marks & Spencer Group PLC ..........................     1,290,871
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS - 1.5%
     97,311  Royal Dutch Shell PLC ..............................  $  2,375,970
                                                                   ------------

             PHARMACEUTICALS - 1.3%
     36,585  GlaxoSmithKline PLC ................................       741,939
     21,386  Shire PLC ..........................................     1,216,032
                                                                   ------------
                                                                      1,957,971
                                                                   ------------

             PROFESSIONAL SERVICES - 1.0%
     36,046  Intertek Group PLC .................................     1,639,590
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
    567,977  Capital & Counties Properties PLC ..................     2,690,366
                                                                   ------------

             SOFTWARE - 3.7%
    156,897  Micro Focus International PLC ......................     3,537,890
    248,799  Sage Group PLC .....................................     2,247,653
                                                                   ------------
                                                                      5,785,543
                                                                   ------------

             SPECIALTY RETAIL - 9.5%
    500,501  Dixons Carphone PLC ................................     3,064,434
     95,410  Howden Joinery Group PLC ...........................       655,153
    240,394  JD Sports Fashion PLC ..............................     3,887,694
    455,691  Kingfisher PLC .....................................     2,465,449
    346,968  Sports Direct International PLC (a).................     1,884,196
    113,172  WH Smith PLC .......................................     2,955,037
                                                                   ------------
                                                                     14,911,963
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 1.0%
     83,766  Burberry Group PLC .................................     1,642,217
                                                                   ------------

             TOBACCO - 2.0%
     55,821  Imperial Brands PLC ................................     3,097,079
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 0.9%
     44,892  Ashtead Group PLC ..................................       557,074
     26,648  Bunzl PLC ..........................................       774,266
                                                                   ------------
                                                                      1,331,340
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 0.5%
    227,304  Vodafone Group PLC .................................       722,141
                                                                   ------------
             TOTAL COMMON STOCKS ................................   133,094,481
             (Cost $141,461,321)                                   ------------

REAL ESTATE INVESTMENT TRUSTS - 14.5%
    318,385  British Land Co., PLC ..............................     3,203,249
     68,151  Derwent London PLC .................................     3,085,237
    302,235  Great Portland Estates PLC .........................     3,160,139
    333,667  Hammerson PLC ......................................     2,772,341
    212,617  Land Securities Group PLC ..........................     3,362,136
    582,791  Segro PLC ..........................................     3,434,349


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

    273,647  Shaftesbury PLC ....................................  $  3,580,462
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................    22,597,913
             (Cost $27,117,813)                                    ------------

             TOTAL INVESTMENTS - 99.7% ..........................   155,692,394
             (Cost $168,579,134) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.3% ............       432,991
                                                                   ------------
             NET ASSETS - 100.0% ................................  $156,125,385
                                                                   ============
-----------------------------

(a)   Non-income producing security.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the London Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,319,235 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,205,975.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks* ...............................  $   133,094,481  $ 133,094,481  $            --  $           --
Real Estate Investment Trusts ................       22,597,913     22,597,913               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments ............................  $   155,692,394  $ 155,692,394  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred investments valued at $87,897,275 from Level 2 to Level 1. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015 exceeding a certain threshold.


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

COUNTRY ALLOCATION**                % OF NET ASSETS
-------------------------------------------------------
United Kingdom                            84.7%
Jersey                                    10.1
Spain                                      1.6
Ireland                                    1.5
Bermuda                                    1.3
Cayman Islands                             0.5
-----------------------------------------------
TOTAL INVESTMENTS                         99.7
NET OTHER ASSETS AND LIABILITIES           0.3
                                         ------
TOTAL                                    100.0%
                                         ======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                31.5%
Consumer Discretionary                    26.7
Industrials                               14.2
Information Technology                    11.0
Materials                                  7.2
Consumer Staples                           3.9
Energy                                     2.9
Telecommunication Services                 1.3
Health Care                                1.3
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.1%

             AIRLINES - 2.3%
    253,408  Eva Airways Corp. (a)...............................  $    141,727
                                                                   ------------

             AUTO COMPONENTS - 2.0%
     58,954  Cheng Shin Rubber Industry Co., Ltd. ...............       118,516
                                                                   ------------

             BANKS - 4.8%
    100,072  Chang Hwa Commercial Bank Ltd. .....................        51,305
     92,966  CTBC Financial Holding Co., Ltd. ...................        49,106
    246,130  E.Sun Financial Holding Co., Ltd. ..................       137,656
    167,677  SinoPac Financial Holdings Co., Ltd. ...............        51,839
                                                                   ------------
                                                                        289,906
                                                                   ------------

             CAPITAL MARKETS - 1.5%
    258,623  Yuanta Financial Holding Co., Ltd. .................        92,411
                                                                   ------------

             CHEMICALS - 7.7%
     84,926  Formosa Chemicals & Fibre Corp. ....................       211,629
     61,213  Formosa Plastics Corp. .............................       151,777
     51,513  Nan Ya Plastics Corp. ..............................       108,199
                                                                   ------------
                                                                        471,605
                                                                   ------------

             CONSTRUCTION MATERIALS - 4.4%
    172,022  Asia Cement Corp. ..................................       157,141
    115,101  Taiwan Cement Corp. ................................       112,655
                                                                   ------------
                                                                        269,796
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.7%
     34,914  Fubon Financial Holding Co., Ltd. ..................        44,478
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
     31,708  Chunghwa Telecom Co., Ltd. .........................       107,881
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS - 13.3%
    807,365  AU Optronics Corp. .................................       242,581
     20,207  Delta Electronics, Inc. ............................        89,156
     77,779  Hon Hai Precision Industry Co., Ltd. ...............       204,936
    790,308  Innolux Corp. ......................................       276,254
                                                                   ------------
                                                                        812,927
                                                                   ------------

             FOOD & STAPLES RETAILING - 1.8%
     15,291  President Chain Store Corp. ........................       111,414
                                                                   ------------

             FOOD PRODUCTS - 4.1%
    143,090  Uni-President Enterprises Corp. ....................       251,199
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 3.3%
    244,059  Far Eastern New Century Corp. ......................       199,439
                                                                   ------------

             INSURANCE - 4.2%
    135,735  Cathay Financial Holding Co., Ltd. .................       162,583
    124,446  China Life Insurance Co., Ltd. .....................        95,701
                                                                   ------------
                                                                        258,284
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             METALS & MINING - 3.0%
    262,585  China Steel Corp. ..................................  $    182,759
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 2.8%
     59,815  Formosa Petrochemical Corp. ........................       171,914
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.5%
    206,728  Advanced Semiconductor Engineering, Inc. ...........       240,553
      6,285  MediaTek, Inc. .....................................        48,235
     12,179  Novatek Microelectronics Corp. .....................        49,005
     54,935  Taiwan Semiconductor Manufacturing Co., Ltd. .......       276,518
    649,228  United Microelectronics Corp. ......................       268,293
                                                                   ------------
                                                                        882,604
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 21.6%
      5,776  ASUSTeK Computer, Inc. .............................        51,866
     22,770  Catcher Technology Co., Ltd. .......................       186,779
    339,704  Compal Electronics, Inc. ...........................       213,212
    112,869  Foxconn Technology Co., Ltd. .......................       253,205
    364,532  Inventec Corp. .....................................       231,061
    147,987  Lite-On Technology Corp. ...........................       180,707
     87,285  Pegatron Corp. .....................................       203,676
                                                                   ------------
                                                                      1,320,506
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 5.5%
     28,056  Feng TAY Enterprise Co., Ltd. ......................       149,067
    145,813  Pou Chen Corp. .....................................       185,755
                                                                   ------------
                                                                        334,822
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 0.8%
     15,711  Taiwan Mobile Co., Ltd. ............................        51,013
                                                                   ------------

             TOTAL INVESTMENTS- 100.1% ..........................     6,113,201
             (Cost $5,915,540) (b)

             NET OTHER ASSETS AND LIABILITIES - (0.1%) ..........        (3,593)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  6,109,608
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $453,674 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $256,013.


                     See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     6,113,201  $   6,113,201  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $4,073,245 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.


COUNTRY ALLOCATION**                % OF NET ASSETS
-------------------------------------------------------
Taiwan                                   100.1%
-----------------------------------------------
TOTAL INVESTMENTS                        100.1
NET OTHER ASSETS AND LIABILITIES          (0.1)
                                         ------
TOTAL                                    100.0%
                                         ======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Information Technology                    49.4%
Materials                                 15.1
Financials                                11.2
Consumer Discretionary                     7.4
Consumer Staples                           5.9
Industrials                                5.6
Energy                                     2.8
Telecommunication Services                 2.6
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 92.5%

             AUTO COMPONENTS - 4.0%
    305,081  Nexteer Automotive Group Ltd. ......................  $    315,410
                                                                   ------------

             BANKS - 1.6%
      7,317  Hang Seng Bank Ltd. ................................       129,600
                                                                   ------------

             BEVERAGES - 2.9%
    123,797  China Resources Beer Holdings Co., Ltd. ............       228,209
                                                                   ------------

             CAPITAL MARKETS - 6.8%
    147,461  China Everbright Ltd. ..............................       307,949
    476,498  Kingston Financial Group Ltd. (a) ..................       226,659
                                                                   ------------
                                                                        534,608
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 2.6%
    217,500  Far East Horizon Ltd. ..............................       167,387
     33,844  Goldin Financial Holdings Ltd. (a)..................        34,597
                                                                   ------------
                                                                        201,984
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.7%
     55,864  China Unicom Hong Kong Ltd. ........................        73,743
    461,598  PCCW Ltd. ..........................................       297,523
                                                                   ------------
                                                                        371,266
                                                                   ------------

             ELECTRIC UTILITIES - 0.9%
      7,597  Cheung Kong Infrastructure Holdings Ltd. ...........        74,331
                                                                   ------------

             FOOD PRODUCTS - 4.5%
    485,025  WH Group Ltd. (a) (b)...............................       351,388
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 0.9%
     94,892  SJM Holdings Ltd. ..................................        67,401
                                                                   ------------

             HOUSEHOLD DURABLES - 4.1%
     82,496  Techtronic Industries Co., Ltd. ....................       326,481
                                                                   ------------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS - 2.4%
    117,029  China Power International Development Ltd. .........        60,948
     70,500  China Resources Power Holdings Co., Ltd. ...........       131,233
                                                                   ------------
                                                                        192,181
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 6.6%
     19,886  CK Hutchison Holdings Ltd. .........................       257,632
     37,747  Hopewell Holdings Ltd. .............................       121,893
     90,285  NWS Holdings Ltd. ..................................       143,388
                                                                   ------------
                                                                        522,913
                                                                   ------------

             INSURANCE - 2.2%
     22,462  AIA Group Ltd. .....................................       127,260
     21,979  China Taiping Insurance Holdings Co., Ltd. (a)......        48,223
                                                                   ------------
                                                                        175,483
                                                                   ------------

             MARINE - 1.4%
     28,349  Orient Overseas International Ltd. .................       109,269
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             PAPER & FOREST PRODUCTS - 2.1%
    241,500  Lee & Man Paper Manufacturing Ltd. .................  $    164,376
                                                                   ------------

             PHARMACEUTICALS - 3.5%
    371,166  Sino Biopharmaceutical Ltd. ........................       277,513
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 37.8%
    594,930  China Jinmao Holdings Group Ltd. ...................       166,423
     74,364  China Overseas Land & Investment Ltd. ..............       235,343
     61,097  Hang Lung Group Ltd. ...............................       174,848
     87,943  Hang Lung Properties Ltd. ..........................       168,237
     11,484  Henderson Land Development Co., Ltd. ...............        70,393
     49,665  Hysan Development Co., Ltd. ........................       211,597
     99,395  Kerry Properties Ltd. ..............................       274,198
    341,875  New World Development Co., Ltd. ....................       326,126
    722,995  Shenzhen Investment Ltd. ...........................       287,060
    184,527  Sino Land Co., Ltd. ................................       293,060
     11,667  Sun Hung Kai Properties Ltd. .......................       142,503
     61,580  Wharf Holdings (The) Ltd. ..........................       336,583
     63,985  Wheelock & Co., Ltd. ...............................       285,804
                                                                   ------------
                                                                      2,972,175
                                                                   ------------

             ROAD & RAIL - 2.6%
     41,223  MTR Corp., Ltd. ....................................       203,263
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 0.9%
     19,753  Yue Yuen Industrial Holdings Ltd. ..................        67,988
                                                                   ------------
             TOTAL COMMON STOCKS ................................     7,285,839
             (Cost $8,183,824)                                     ------------

             REAL ESTATE INVESTMENT TRUSTS - 6.9%
    406,680  Champion REIT ......................................       207,079
     56,401  Link REIT ..........................................       334,087
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       541,166
             (Cost $591,252)                                       ------------

             TOTAL INVESTMENTS - 99.4% ..........................     7,827,005
             (Cost $8,775,076) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.6% ............        47,252
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  7,874,257
                                                                   ============

-----------------------------

(a)   Non-income producing security.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.


                     See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $178,528 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,126,599.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     7,285,839  $   7,285,839  $            --  $           --
Real Estate Investment Trusts.................          541,166        541,166               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     7,827,005  $   7,827,005  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred investments valued at $5,193,188 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.


COUNTRY ALLOCATION**                % OF NET ASSETS
-------------------------------------------------------
Hong Kong                                 70.2%
Cayman Islands                            17.4
Bermuda                                   11.8
-----------------------------------------------
TOTAL INVESTMENTS                         99.4
NET OTHER ASSETS AND LIABILITIES           0.6
                                         ------
TOTAL                                    100.0%
                                         ======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                58.2%
Industrials                               10.7
Consumer Discretionary                     9.9
Consumer Staples                           7.4
Telecommunication Services                 4.7
Health Care                                3.6
Utilities                                  3.4
Materials                                  2.1
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.5%

             BANKS - 0.9%
      1,789  Banque Cantonale Vaudoise ..........................  $  1,246,560
                                                                   ------------

             BIOTECHNOLOGY - 0.9%
      8,158  Actelion Ltd. ......................................     1,219,182
                                                                   ------------

             CAPITAL MARKETS - 9.7%
    210,022  Credit Suisse Group AG .............................     2,972,700
    204,582  GAM Holding AG .....................................     2,957,402
      3,152  Partners Group Holding AG ..........................     1,266,963
     58,342  UBS Group AG .......................................       939,855
     47,951  Vontobel Holding AG ................................     2,077,020
     11,562  VZ Holding AG ......................................     3,054,181
                                                                   ------------
                                                                     13,268,121
                                                                   ------------

             CHEMICALS - 5.5%
      1,249  Givaudan S.A. ......................................     2,449,809
      1,258  Sika AG ............................................     4,979,406
                                                                   ------------
                                                                      7,429,215
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 2.3%
      4,999  dorma+kaba Holding AG ..............................     3,194,723
                                                                   ------------

             CONSTRUCTION MATERIALS - 3.9%
    113,205  LafargeHolcim Ltd. .................................     5,325,009
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 4.2%
     89,673  Pargesa Holding S.A. ...............................     5,712,102
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
      6,792  Swisscom AG ........................................     3,690,729
                                                                   ------------

             ELECTRICAL EQUIPMENT - 1.8%
    126,820  ABB Ltd. ...........................................     2,471,641
                                                                   ------------

             FOOD PRODUCTS - 10.7%
      1,038  Barry Callebaut AG .................................     1,128,085
         61  Chocoladefabriken Lindt & Spruengli AG .............     4,566,991
     10,117  Emmi AG ............................................     5,529,076
     45,829  Nestle S.A. ........................................     3,424,485
                                                                   ------------
                                                                     14,648,637
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
      8,946  Sonova Holding AG ..................................     1,142,498
      7,468  Straumann Holding AG ...............................     2,574,637
                                                                   ------------
                                                                      3,717,135
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 1.7%
     15,883  Daetwyler Holding AG ...............................     2,367,047
                                                                   ------------

             INSURANCE - 14.6%
     35,700  Baloise Holding AG .................................     4,536,987
      6,036  Helvetia Holding AG ................................     3,452,551
     20,989  Swiss Life Holding AG ..............................     5,581,496


                     See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INSURANCE (CONTINUED)
     46,412  Swiss Re AG ........................................  $  4,291,016
      8,815  Zurich Insurance Group AG ..........................     2,047,100
                                                                   ------------
                                                                     19,909,150
                                                                   ------------

             LIFE SCIENCES TOOLS & SERVICES - 4.3%
     34,912  Lonza Group AG .....................................     5,907,319
                                                                   ------------

             MACHINERY - 15.1%
      6,709  Georg Fischer AG ...................................     5,421,344
    636,225  OC Oerlikon Corp. AG ...............................     6,563,727
     27,115  Schindler Holding AG ...............................     4,999,729
     48,808  SFS Group AG .......................................     3,629,319
                                                                   ------------
                                                                     20,614,119
                                                                   ------------

             PHARMACEUTICALS - 4.7%
      3,618  Galenica AG ........................................     5,440,828
     13,120  Novartis AG ........................................       951,031
                                                                   ------------
                                                                      6,391,859
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.9%
     29,015  Swiss Prime Site AG ................................     2,558,860
                                                                   ------------

             SOFTWARE - 4.4%
    109,609  Temenos Group AG ...................................     5,995,979
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.6%
    221,852  Logitech International S.A. ........................     3,530,067
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 4.9%
     15,795  Cie Financiere Richemont S.A. ......................     1,043,910
     16,260  Swatch Group (The) AG ..............................     5,632,787
                                                                   ------------
                                                                      6,676,697
                                                                   ------------

             TOTAL INVESTMENTS - 99.5% ..........................   135,874,151
             (Cost $135,732,752) (a)

             NET OTHER ASSETS AND LIABILITIES - 0.5% ............       666,939
                                                                   ------------
             NET ASSETS - 100.0% ................................  $136,541,090
                                                                   ============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,163,776 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,022,377.


                     See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    35,874,151  $ 135,874,151  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred common stocks valued at $85,489,474 from Level 2 to Level 1. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015 exceeding a certain threshold.

COUNTRY ALLOCATION**                % OF NET ASSETS
-------------------------------------------------------
Switzerland                               99.5%
-----------------------------------------------
TOTAL INVESTMENTS                         99.5
NET OTHER ASSETS AND LIABILITIES           0.5
                                         ------
TOTAL                                    100.0%
                                         ======

** Portfolio securities are categorized based on their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Financials                                31.4%
Industrials                               21.1
Health Care                               12.7
Consumer Staples                          10.8
Materials                                  9.4
Information Technology                     7.0
Consumer Discretionary                     4.9
Telecommunication Services                 2.7
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 95.9%

             AUSTRALIA - 5.9%
      1,616  Altium Ltd. ........................................  $      7,309
      1,886  Automotive Holdings Group Ltd. .....................         5,913
      4,740  Bellamy's Australia Ltd. ...........................        37,570
        204  Blackmores Ltd. ....................................        27,702
      4,139  BlueScope Steel Ltd. ...............................        19,639
        185  Domino's Pizza Enterprises Ltd. ....................         8,151
     11,154  Downer EDI Ltd. ....................................        32,832
      5,937  Evolution Mining Ltd. ..............................         6,918
     16,198  Genworth Mortgage Insurance Australia Ltd. .........        30,917
      2,652  Japara Healthcare Ltd. .............................         6,221
      4,854  Monadelphous Group Ltd. ............................        26,492
     13,953  Northern Star Resources Ltd. .......................        36,686
      2,746  Nufarm Ltd. ........................................        15,787
     12,902  Orora Ltd. .........................................        24,725
     11,255  OZ Minerals Ltd. ...................................        43,397
     12,523  Regis Resources Ltd. ...............................        23,423
      1,382  Sandfire Resources NL ..............................         6,049
        683  Sirtex Medical Ltd. ................................        15,141
      3,474  Tassal Group Ltd. ..................................        10,173
                                                                   ------------
                                                                        385,045
                                                                   ------------

             AUSTRIA - 0.3%
        894  Wienerberger AG ....................................        17,172
                                                                   ------------

             BELGIUM - 0.5%
        272  D'ieteren S.A. N.V. ................................        11,452
        488  Ion Beam Applications ..............................        20,712
                                                                   ------------
                                                                         32,164
                                                                   ------------

             BERMUDA - 2.5%
      4,211  BW LPG Ltd. (c).....................................        25,598
        384  Frontline Ltd. .....................................         3,248
     26,000  Global Brands Group Holding Ltd. (b)................         3,151
      7,000  Great Eagle Holdings Ltd. ..........................        25,357
    126,000  Hi Sun Technology China Ltd. (b)....................        21,115
     83,000  Huabao International Holdings Ltd. .................        31,243
      6,000  Luk Fook Holdings International Ltd. ...............        13,628
     38,000  Skyworth Digital Holdings Ltd. .....................        23,513
      8,500  SmarTone Telecommunications Holdings Ltd. ..........        14,135
                                                                   ------------
                                                                        160,988
                                                                   ------------

             CANADA - 6.2%
     11,653  Alacer Gold Corp. ..................................        21,085
      2,285  Bonavista Energy Corp. .............................         4,610
        567  Boyd Group Income Fund .............................        33,332
      2,042  Celestica, Inc. (b).................................        22,421
        930  Centerra Gold, Inc. ................................         4,318
        571  Chartwell Retirement Residences ....................         6,199
        129  Colliers International Group, Inc. .................         4,888


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CANADA (CONTINUED)
      2,432  Cott Corp. .........................................  $     33,800
        297  Descartes Systems Group, Inc. (b)...................         5,781
        986  Detour Gold Corp. (b)...............................        15,525
      1,064  Enerflex Ltd. ......................................         8,364
        131  Enghouse Systems Ltd. ..............................         5,305
      5,738  First Quantum Minerals Ltd. ........................        30,220
        976  Genworth MI Canada, Inc. ...........................        23,003
      4,267  Just Energy Group, Inc. ............................        25,364
      7,443  Lundin Mining Corp. (b).............................        23,439
        747  North West Co., Inc. ...............................        16,634
     17,987  OceanaGold Corp. ...................................        49,443
        417  Sienna Senior Living, Inc. .........................         5,333
      3,225  Silver Standard Resources, Inc. (b).................        17,953
        326  Stella-Jones, Inc. .................................        11,672
        369  Transcontinental, Inc., Class A ....................         5,847
        348  Uni-Select, Inc. ...................................        14,992
        295  WestJet Airlines Ltd. ..............................         4,677
      1,331  Whitecap Resources, Inc. ...........................         7,932
                                                                   ------------
                                                                        402,137
                                                                   ------------

             CAYMAN ISLANDS - 2.4%
     36,000  Hengdeli Holdings Ltd. .............................         2,970
     21,500  Kingboard Chemical Holdings Ltd. ...................        36,917
     31,000  Lee & Man Paper Manufacturing Ltd. .................        21,100
      8,000  NagaCorp Ltd. ......................................         5,105
     86,666  Superb Summit International Group Ltd. (b) (d)......        10,949
    140,000  TCC International Holdings Ltd. ....................        25,086
    104,000  Truly International Holdings Ltd. ..................        30,299
     36,000  Xinyi Glass Holdings Ltd. ..........................        23,946
                                                                   ------------
                                                                        156,372
                                                                   ------------

             CYPRUS - 0.1%
      9,416  Prosafe SE .........................................         5,553
                                                                   ------------

             DENMARK - 0.6%
        658  Dfds A/S ...........................................        23,915
        312  SimCorp A/S ........................................        14,398
                                                                   ------------
                                                                         38,313
                                                                   ------------

             FRANCE - 1.6%
        306  Alten SA ...........................................        18,782
        452  Altran Technologies S.A. ...........................         6,265
        267  IPSOS ..............................................         6,237
        201  Neopost S.A. .......................................         4,224
        122  Nexity S.A. ........................................         6,357
        537  Parrot S.A. (b) ....................................        10,999
        236  Sopra Steria Group .................................        27,888
        777  UBISOFT Entertainment (b)...........................        24,403
                                                                   ------------
                                                                        105,155
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY - 5.7%
      2,447  ADVA Optical Networking SE (b)......................  $     29,125
        226  Aurelius SE & Co. KGaA .............................        13,758
        233  Bechtle AG .........................................        24,069
      4,691  Deutz AG ...........................................        22,206
        273  ElringKlinger AG ...................................         7,482
         72  Gerresheimer AG ....................................         5,647
        132  GRENKELEASING AG ...................................        28,073
        217  Jungheinrich AG ....................................        19,796
        419  Nemetschek AG ......................................        20,239
        959  Nordex SE (b).......................................        26,315
        878  PATRIZIA Immobilien AG (b)..........................        24,632
         91  Pfeiffer Vacuum Technology AG ......................        10,207
        342  Rheinmetall AG .....................................        27,327
        211  Salzgitter AG ......................................         5,975
        431  Sixt SE ............................................        23,202
        607  SMA Solar Technology AG ............................        31,724
      1,447  Wacker Neuson SE ...................................        23,019
         73  XING AG ............................................        13,386
         83  zooplus AG (b)......................................        11,381
                                                                   ------------
                                                                        367,563
                                                                   ------------

             GREECE - 0.6%
      1,030  FF Group ...........................................        20,241
      3,024  Mytilineos Holdings S.A. ...........................        11,872
      2,007  Public Power Corp. S.A. ............................         7,171
                                                                   ------------
                                                                         39,284
                                                                   ------------

             HONG KONG - 1.9%
    198,000  China Aerospace International Holdings Ltd. ........        26,290
    108,000  China South City Holdings Ltd. .....................        22,415
     14,000  China Travel International Investment Hong Kong
                Ltd. ............................................         4,692
     26,000  Hua Hong Semiconductor Ltd. (b) (c).................        25,975
      2,000  Shanghai Industrial Holdings Ltd. ..................         4,687
     69,995  Shun Tak Holdings Ltd. .............................        23,280
     26,000  Tianjin Development Holdings Ltd. ..................        13,206
     32,000  Yuexiu Property Co., Ltd. ..........................         4,620
                                                                   ------------
                                                                        125,165
                                                                   ------------

             IRELAND - 0.3%
      1,075  Irish Continental Group PLC ........................         6,667
      1,373  UDG Healthcare PLC .................................        11,516
                                                                   ------------
                                                                         18,183
                                                                   ------------

             ITALY - 1.5%
        693  Amplifon S.p.A. ....................................         6,009
      1,151  Astaldi S.p.A. .....................................         5,323
        395  ASTM S.p.A. ........................................         4,562
        225  Banca IFIS S.p.A. ..................................         7,453
      2,918  Cementir Holding S.p.A. ............................        14,590


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             ITALY (CONTINUED)
        538  Danieli & C Officine Meccaniche S.p.A ..............  $     11,307
      1,267  Esprinet S.p.A. ....................................        11,447
      2,491  Geox S.p.A. ........................................         8,073
      3,213  Iren S.p.A .........................................         5,758
        276  MARR S.p.A. ........................................         5,559
      9,868  Saras S.p.A ........................................        15,844
                                                                   ------------
                                                                         95,925
                                                                   ------------

             JAPAN - 45.0%
        800  Adastria Co., Ltd. .................................        24,275
        400  Ai Holdings Corp. ..................................        11,604
      4,000  Aichi Steel Corp. ..................................        15,674
        500  Ain Holdings, Inc. .................................        25,634
      2,300  Aisan Industry Co., Ltd. ...........................        18,107
      2,400  Alpine Electronics, Inc. ...........................        26,891
        700  ASKUL Corp. ........................................        28,486
        600  Belc Co., Ltd. .....................................        22,658
      3,000  Calsonic Kansei Corp. ..............................        22,311
      1,000  Canon Electronics, Inc. ............................        14,714
      5,000  Central Glass Co., Ltd. ............................        27,145
        300  Chiyoda Co., Ltd. ..................................         8,637
      2,000  Chugoku Marine Paints Ltd. .........................        13,186
      1,900  CKD Corp. ..........................................        15,684
        700  Cocokara fine, Inc. ................................        30,415
      2,300  Create Restaurants Holdings, Inc. ..................        21,560
      1,400  Create SD Holdings Co., Ltd. .......................        35,204
      2,300  Daikyonishikawa Corp. ..............................        33,005
      3,000  Denka Co., Ltd. ....................................        12,342
        400  Descente Ltd. ......................................         5,893
      2,100  DMG Mori Co., Ltd. .................................        19,312
        700  DTS Corp. ..........................................        13,391
      3,000  Ebara Corp. ........................................        12,528
        300  Enplas Corp. .......................................        11,116
        700  Exedy Corp. ........................................        15,475
        700  FCC Co., Ltd. ......................................        11,830
        800  Foster Electric Co., Ltd. ..........................        16,875
      3,000  Fuji Machine Manufacturing Co., Ltd. ...............        30,628
        300  Fujicco Co., Ltd. ..................................         6,269
        800  Fujimi, Inc. .......................................        10,662
      5,000  Furukawa Co., Ltd. .................................         7,375
      1,600  Geo Holdings Corp. .................................        26,599
        300  GMO Payment Gateway, Inc. ..........................        20,312
        600  H2O Retailing Corp. ................................        10,359
      1,000  Hitachi Kokusai Electric, Inc. .....................        12,022
        700  Hitachi Maxell Ltd. ................................        10,654
      1,000  Hitachi Transport System Ltd. ......................        16,722
      3,000  Hokkoku Bank Ltd. ..................................         7,890
      1,600  Ibiden Co., Ltd. ...................................        19,562


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        500  IT Holdings Corp. ..................................  $     11,835
        500  Jafco Co., Ltd. ....................................        15,372
        500  Jamco Corp. ........................................        12,511
      1,000  Japan Aviation Electronics Industry Ltd. ...........        11,711
      1,800  Japan Display, Inc. ................................         3,519
      1,000  Japan Petroleum Exploration Co., Ltd. ..............        22,409
      2,000  Juroku Bank Ltd. ...................................         5,971
        900  Kanamoto Co., Ltd. .................................        21,184
      2,000  Kandenko Co., Ltd. .................................        14,270
      2,300  Kasai Kogyo Co., Ltd. ..............................        23,788
     10,000  Kawasaki Kisen Kaisha Ltd. .........................        19,370
      1,500  Keihin Corp. .......................................        22,404
      4,700  Kitz Corp. .........................................        20,338
        600  Kobe Bussan Co., Ltd. ..............................        13,893
        800  Kohnan Shoji Co., Ltd. .............................        11,906
      1,500  Kokuyo Co., Ltd. ...................................        17,553
      1,700  Konoike Transport Co., Ltd. ........................        19,893
      6,000  Kureha Corp. .......................................        19,086
      1,100  Kuroda Electric Co., Ltd. ..........................        16,469
        500  Kusuri No Aoki Co., Ltd. ...........................        27,322
      4,000  KYB Corp. ..........................................        11,835
        300  Kyoei Steel Ltd. ...................................         4,510
      1,000  Kyudenko Corp. .....................................        23,804
      4,000  Makino Milling Machine Co., Ltd. ...................        24,488
        100  Matsumotokiyoshi Holdings Co., Ltd. ................         5,233
      1,400  Megmilk Snow Brand Co., Ltd. .......................        35,191
      1,100  Ministop Co., Ltd. .................................        20,027
      1,200  Mirait Holdings Corp. ..............................         9,554
      1,600  Mitsuba Corp. ......................................        24,723
      6,000  Mitsubishi Gas Chemical Co., Inc. ..................        32,307
     12,000  Mitsui Mining & Smelting Co., Ltd. .................        19,192
      3,000  Mitsui Sugar Co., Ltd. .............................        13,381
      4,700  Mitsumi Electric Co., Ltd. .........................        21,841
      4,000  Morinaga & Co., Ltd. ...............................        20,365
      4,000  Morinaga Milk Industry Co., Ltd. ...................        21,431
        900  Musashi Seimitsu Industry Co., Ltd. ................        17,865
      3,600  Namura Shipbuilding Co., Ltd. ......................        26,965
      2,700  Next Co., Ltd. .....................................        33,131
        500  NHK Spring Co., Ltd. ...............................         4,785
        200  Nichi-iko Pharmaceutical Co., Ltd. .................         4,613
        700  Nihon Chouzai Co., Ltd. ............................        25,034
      2,300  Nihon Nohyaku Co., Ltd. ............................        11,669
        600  Nikkon Holdings Co., Ltd. ..........................        10,876
      3,000  Nippon Flour Mills Co., Ltd. .......................        24,657
      1,400  Nippon Paper Industries Co., Ltd. ..................        24,916
      4,000  Nippon Road (The) Co., Ltd. ........................        18,588
      1,000  Nippon Seiki Co., Ltd. .............................        19,334
     12,000  Nippon Sheet Glass Co., Ltd. .......................         8,530


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
      5,000  Nippon Soda Co., Ltd. ..............................  $     25,190
      4,000  Nippon Steel & Sumikin Bussan Corp. ................        13,328
      1,800  Nippon Suisan Kaisha Ltd. ..........................         8,749
      3,000  Nippon Synthetic Chemical Industry (The) Co.,
                Ltd. ............................................        19,006
      1,300  Nishio Rent All Co., Ltd. ..........................        30,795
        800  Nissha Printing Co., Ltd. ..........................        11,714
      2,300  Nisshin Steel Co., Ltd. ............................        26,833
      1,900  Nisshinbo Holdings, Inc. ...........................        20,174
      1,400  Nissin Kogyo Co., Ltd. .............................        18,858
        700  Nomura Co., Ltd. ...................................        10,157
      1,200  NS Solutions Corp. .................................        23,553
     11,000  NS United Kaiun Kaisha Ltd. ........................        14,856
      5,000  Ogaki Kyoritsu Bank (The) Ltd. .....................        15,105
      2,000  Okamoto Industries, Inc. ...........................        16,882
      1,700  Okamura Corp. ......................................        16,238
     13,000  Oki Electric Industry Co., Ltd. ....................        18,366
        500  Okinawa Electric Power (The) Co., Inc. .............        13,461
      3,000  OKUMA Corp. ........................................        20,978
      1,400  Open House Co., Ltd. ...............................        27,840
      2,600  Pacific Industrial Co., Ltd. .......................        26,174
      1,200  PALTAC Corp. .......................................        21,250
      5,600  Penta-Ocean Construction Co., Ltd. .................        23,436
        300  Piolax, Inc. .......................................        14,901
      9,700  Pioneer Corp. (b)...................................        25,684
      5,500  Press Kogyo Co., Ltd. ..............................        18,521
        700  Pressance Corp. ....................................        26,807
        100  Relo Holdings, Inc. ................................        13,408
      6,000  Ryobi Ltd. .........................................        23,671
      1,000  S Foods, Inc. ......................................        21,627
        700  Saizeriya Co., Ltd. ................................        14,411
      2,000  Sanden Holdings Corp. ..............................         5,722
      5,000  Sanken Electric Co., Ltd. ..........................        15,016
      2,000  Sanyo Chemical Industries Ltd. .....................        14,092
      3,000  Sanyo Denki Co., Ltd. ..............................        13,994
      4,000  Sanyo Special Steel Co., Ltd. ......................        18,268
      2,000  Seiko Holdings Corp. ...............................         7,926
        500  Seiren Co., Ltd. ...................................         5,620
      4,000  Senko Co., Ltd. ....................................        24,381
      1,400  Shibuya Corp. ......................................        16,433
      4,700  Shinko Electric Industries Co., Ltd. ...............        26,435
      3,300  Showa Corp. ........................................        28,794
        600  Siix Corp. .........................................        18,366
        900  SMS Co., Ltd. ......................................        17,201
      5,600  Sojitz Corp. .......................................        11,494
      3,000  Sumitomo Seika Chemicals Co., Ltd. .................        14,821
        700  T-Gaia Corp. .......................................         8,104
      3,000  Taihei Dengyo Kaisha Ltd. ..........................        25,003
        800  Taiyo Yuden Co., Ltd. ..............................         7,805


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
        400  Takasago Thermal Engineering Co., Ltd. .............  $      5,026
      1,000  Takata Corp. .......................................         3,892
      2,000  Takuma Co., Ltd. ...................................        17,895
        600  Tamron Co., Ltd. ...................................         9,836
        700  THK Co., Ltd. ......................................        12,912
     11,000  Toa Corp. ..........................................        25,998
      1,400  Toagosei Co., Ltd. .................................        11,656
      3,000  Toenec Corp. .......................................        18,499
        500  Toho Holdings Co., Ltd. ............................        10,698
      1,800  Toho Titanium Co., Ltd. ............................        12,971
        300  Token Corp. ........................................        24,524
        800  Tokyo Seimitsu Co., Ltd. ...........................        15,688
      1,900  Tokyo Steel Manufacturing Co., Ltd. ................        11,311
      3,200  Tokyu Construction Co., Ltd. .......................        26,158
        800  Topre Corp. ........................................        14,906
      3,000  Toshiba Machine Co., Ltd. ..........................         9,223
      4,000  Toyo Ink SC Holdings Co., Ltd. .....................        16,029
        700  TPR Co., Ltd. ......................................        18,373
        300  Trancom Co., Ltd. ..................................        17,566
        400  Trusco Nakayama Corp. ..............................        15,887
        800  TS Tech Co., Ltd. ..................................        18,723
      3,000  Tsubakimoto Chain Co. ..............................        18,579
      7,000  UACJ Corp. .........................................        14,181
      6,000  Ube Industries Ltd. ................................        10,609
        600  Unipres Corp. ......................................        10,454
        400  United Arrows Ltd. .................................        16,544
        800  Valor Holdings Co., Ltd. ...........................        20,180
      2,300  Wakita & Co., Ltd. .................................        19,210
        300  Yaoko Co., Ltd. ....................................        13,261
      2,000  Yokohama Reito Co., Ltd. ...........................        18,944
      1,300  Yorozu Corp. .......................................        27,260
      3,000  Yurtec Corp. .......................................        25,057
      1,000  Zeon Corp. .........................................         6,469
                                                                   ------------
                                                                      2,922,622
                                                                   ------------

             JERSEY - 0.5%
     28,314  Centamin PLC .......................................        35,949
                                                                   ------------

             NETHERLANDS - 1.1%
        162  ASM International N.V. .............................         7,256
        677  BE Semiconductor Industries N.V. ...................        18,558
        915  Corbion N.V. .......................................        21,729
      4,501  Koninklijke BAM Groep N.V. .........................        21,322
      1,590  SRH N.V. (b) (d)....................................             0
                                                                   ------------
                                                                         68,865
                                                                   ------------

             NEW ZEALAND - 0.4%
      3,332  Air New Zealand Ltd. ...............................         6,587
      3,518  SKY Network Television Ltd. ........................        12,110


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NEW ZEALAND (CONTINUED)
      1,234  Z Energy Ltd. ......................................  $      5,757
                                                                   ------------
                                                                         24,454
                                                                   ------------

             NORWAY - 1.6%
      2,597  Entra ASA (c).......................................        24,480
        146  Leroey Seafood Group ASA ...........................         6,899
        670  Norwegian Air Shuttle ASA (b).......................        25,222
    149,572  REC Silicon ASA (b).................................        25,306
        851  TGS Nopec Geophysical Co. ASA ......................        12,989
      1,116  Tomra Systems ASA ..................................        11,633
                                                                   ------------
                                                                        106,529
                                                                   ------------

             PORTUGAL - 0.3%
      1,301  Altri SGPS S.A. ....................................         5,678
      5,247  REN - Redes Energeticas Nacionais SGPS S.A. ........        17,207
                                                                   ------------
                                                                         22,885
                                                                   ------------

             SINGAPORE - 1.1%
     57,200  Ezion Holdings Ltd. ................................        24,190
     38,500  Neptune Orient Lines Ltd. (b).......................        36,276
     10,500  Q&M Dental Group Singapore Ltd. ....................         5,336
      4,500  Wing Tai Holdings Ltd. .............................         5,876
                                                                   ------------
                                                                         71,678
                                                                   ------------

             SOUTH KOREA - 9.5%
        397  CJ Freshway Corp. ..................................        19,892
         39  Crown Confectionery Co., Ltd. ......................        18,006
        651  Daekyo Co., Ltd. ...................................         6,063
      1,062  Daou Technology, Inc. ..............................        20,105
        440  Dongbu HiTek Co., Ltd. (b)..........................         6,945
        870  Dongkuk Steel Mill Co., Ltd. (b)....................         5,211
        593  DuzonBizon Co., Ltd. ...............................        12,626
        171  Hana Tour Service, Inc. ............................        12,650
        158  Handsome Co., Ltd. .................................         5,547
        140  Hanil Cement Co., Ltd. .............................        11,373
      1,028  Hankook Tire Worldwide Co., Ltd. ...................        20,630
        337  Hansae Co., Ltd. ...................................        16,709
      4,213  Hanwha General Insurance Co., Ltd. .................        31,130
      1,586  Humax Co., Ltd. ....................................        18,237
        336  Hyundai Corp. ......................................         6,758
        727  Hyundai Greenfood Co., Ltd. ........................        12,333
        615  Hyundai Marine & Fire Insurance Co., Ltd. ..........        17,854
      1,946  Interpark Holdings Corp. ...........................        16,029
      3,075  JB Financial Group Co., Ltd. .......................        15,595
      1,276  Jcontentree Corp. (b)...............................         5,021
        216  KISCO Corp. ........................................         8,575
         92  Kolon Corp. ........................................         4,956
        283  KONA I Co., Ltd. ...................................         5,506
        243  Korea Electric Terminal Co., Ltd. ..................        20,165
        126  Korea Kolmar Co., Ltd. .............................         8,957


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
         82  Korea Kolmar Holdings Co., Ltd. ....................  $      3,295
        149  Korea Petro Chemical Ind. Co., Ltd. ................        33,354
      2,176  Korean Reinsurance Co. .............................        26,544
         18  Lotte Food Co., Ltd. ...............................        13,190
        485  Modetour Network, Inc. .............................        12,765
         17  NongShim Co., Ltd. .................................         5,946
        247  Poongsan Corp. .....................................         6,404
        374  S&T Motiv Co., Ltd. ................................        22,598
         20  Samlip General Foods Co., Ltd. .....................         3,743
      1,030  Seah Besteel Corp. .................................        24,768
        105  Shinsegae Co., Ltd. ................................        18,638
         62  Shinsegae Food Co., Ltd. ...........................         7,048
      1,667  SL Corp. ...........................................        23,541
        145  Soulbrain Co., Ltd. ................................         5,262
        952  Ssangyong Cement Industrial Co., Ltd. (b)...........        16,150
      2,355  Sungwoo Hitech Co., Ltd. ...........................        20,387
        874  Tongyang Life Insurance Co., Ltd. ..................         9,018
        969  Toptec Co., Ltd. ...................................        23,556
        194  Webzen, Inc. (b)....................................         3,953
        395  WeMade Entertainment Co., Ltd. (b)..................        10,794
                                                                   ------------
                                                                        617,827
                                                                   ------------

             SPAIN - 0.1%
      7,167  Abengoa S.A. .......................................         5,709
        533  Let's GOWEX S.A. (b) (d) (e)........................             0
        215  Pescanova S.A. (b) (d) (e)..........................             0
                                                                   ------------
                                                                          5,709
                                                                   ------------

             SWEDEN - 1.6%
        128  Avanza Bank Holding AB .............................         5,708
        935  Betsson AB .........................................        14,512
        492  Hemfosa Fastigheter AB .............................         5,409
        303  Intrum Justitia AB .................................        10,689
      1,560  Kungsleden AB ......................................        11,049
        377  NetEnt AB ..........................................        21,287
      1,719  Nobia AB ...........................................        17,977
      5,590  SAS AB (b)..........................................        15,906
                                                                   ------------
                                                                        102,537
                                                                   ------------

             SWITZERLAND - 0.8%
         13  Emmi AG ............................................         7,104
        311  Gategroup Holding AG ...............................        13,908
         37  Tecan Group AG .....................................         5,622
         52  U-Blox AG ..........................................         9,994
         51  VZ Holding AG ......................................        13,472
                                                                   ------------
                                                                         50,100
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM - 3.8%
        595  Abcam PLC ..........................................  $      5,042
      1,393  Acacia Mining PLC ..................................         5,628
      2,490  Cineworld Group PLC ................................        19,222
      2,420  Crest Nicholson Holdings PLC .......................        19,568
      1,135  Dairy Crest Group PLC ..............................        10,082
        291  Dignity PLC ........................................        10,361
      7,078  Drax Group PLC .....................................        27,661
      3,536  Firstgroup PLC (b)..................................         4,911
        436  Galliford Try PLC ..................................         8,986
      2,540  Home Retail Group PLC ..............................         6,049
      1,723  Hunting PLC ........................................         7,925
        256  Kier Group PLC .....................................         4,725
        917  Laird PLC ..........................................         5,018
      2,283  Northgate PLC ......................................        13,221
      3,542  OneSavings Bank PLC ................................        16,930
      1,136  Savills PLC ........................................        12,400
      4,158  St Modwen Properties PLC ...........................        18,065
        254  SuperGroup PLC .....................................         5,180
      2,958  SVG Capital PLC (b).................................        21,306
      2,116  Unite Group (The) PLC ..............................        19,344
        980  Vesuvius PLC .......................................         4,669
                                                                   ------------
                                                                        246,293
                                                                   ------------
             TOTAL COMMON STOCKS ................................     6,224,467
             (Cost $6,362,421)                                     ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 3.4%

             AUSTRALIA - 0.3%
      9,552  Growthpoint Properties Australia Ltd. ..............        22,991
                                                                   ------------

             CANADA - 0.5%
        247  Canadian Apartment Properties REIT .................         5,493
      3,968  Dream Global Real Estate Investment Trust ..........        26,611
                                                                   ------------
                                                                         32,104
                                                                   ------------

             HONG KONG - 0.3%
     31,000  Yuexiu Real Estate Investment Trust ................        17,184
                                                                   ------------

             SINGAPORE - 0.9%
     15,600  Keppel REIT ........................................        11,516
      5,900  Mapletree Commercial Trust .........................         6,172
     32,000  Mapletree Greater China Commercial Trust ...........        22,673
     15,000  Mapletree Industrial Trust .........................        17,751
                                                                   ------------
                                                                         58,112
                                                                   ------------

             UNITED KINGDOM - 1.4%
     11,448  Hansteen Holdings PLC ..............................        17,494
      8,420  Londonmetric Property PLC ..........................        19,180
      3,516  Safestore Holdings PLC .............................        16,952
      8,128  Tritax Big Box REIT PLC ............................        15,701


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
REAL ESTATE INVESTMENT TRUSTS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
      1,841  Workspace Group PLC ................................  $     20,704
                                                                   ------------
                                                                         90,031
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       220,422
             (Cost $226,456)                                       ------------

             TOTAL INVESTMENTS - 99.3% ..........................     6,444,889
             (Cost $6,588,877) (f)

             NET OTHER ASSETS AND LIABILITIES - 0.7% ............        43,602
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  6,488,491
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2016, securities noted as such are valued at $10,949 or 0.2% of net assets.

(e)   This issuer has filed for protection in bankruptcy court.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $582,106 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $726,094.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
   Cayman Islands.............................  $       156,372  $     145,423  $        10,949  $           --
   Netherlands................................           68,865         68,865               --              --**
   Spain......................................            5,709          5,709               --              --**
   Other Country Categories*..................        5,993,521      5,993,521               --              --
                                                ---------------  -------------  ---------------  --------------
      Total Common Stocks.....................        6,224,467      6,213,518           10,949              --**

Real Estate Investment Trusts*................          220,422        220,422               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     6,444,889  $   6,433,940  $        10,949  $           --**
                                                ===============  =============  ===============  ==============

*   See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred investments valued at $5,923,082 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015, exceeding a certain threshold.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third- party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

BEGINNING BALANCE AT DECEMBER 31, 2015
   Common Stocks                                     $          --**
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT MARCH 31, 2016
   Common Stocks                                                --**
                                                     -------------
Total Level 3 holdings                               $          --**
                                                     =============

**Investment is valued at $0.


                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Industrials                               22.4%
Consumer Discretionary                    19.6
Materials                                 16.1
Information Technology                    14.2
Financials                                12.0
Consumer Staples                           9.9
Energy                                     2.2
Health Care                                1.7
Utilities                                  1.7
Telecommunication Services                 0.2
                                         ------
TOTAL                                    100.0%
                                         ======


                                      % OF TOTAL
                                       LONG-TERM
CURRENCY EXPOSURE DIVERSIFICATION     INVESTMENTS
-------------------------------------------------------
Japanese Yen                              45.3%
Euro                                      11.8
South Korean Won                           9.6
Hong Kong Dollar                           6.7
Canadian Dollar                            6.7
Australian Dollar                          6.3
British Pound Sterling                     6.0
Norwegian Krone                            2.2
Singapore Dollar                           2.0
Swedish Krona                              1.6
Swiss Franc                                0.8
Danish Krone                               0.6
New Zealand Dollar                         0.4
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 97.2%

             BERMUDA - 2.3%
  1,132,439  AVIC International Holding HK Ltd. (b)..............  $     94,889
    991,113  CGN New Energy Holdings Co., Ltd. (b)...............       171,204
    359,554  China Foods Ltd. (b)................................       152,492
    454,221  China Singyes Solar Technologies Holdings Ltd. .....       191,470
    118,666  Nine Dragons Paper Holdings Ltd. ...................        89,336
  4,397,806  REXLot Holdings Ltd. (c)............................       249,445
                                                                   ------------
                                                                        948,836
                                                                   ------------

             BRAZIL - 13.8%
    131,257  Banco do Estado do Rio Grande do Sul S.A.
                (Preference Shares) .............................       292,035
    111,604  Centrais Eletricas Brasileiras S.A. (Preference
                Shares) .........................................       325,905
      5,987  Cia de Transmissao de Energia Electrica Paulista
                (Preference Shares) .............................        80,506
    174,631  Cia Energetica de Minas Gerais (Preference
                Shares) .........................................       392,909
     37,402  Cia Paranaense de Energia (Preference Shares) ......       298,018
     88,562  Cyrela Brazil Realty S.A. Empreendimentos e
                Participacoes ...................................       256,894
     42,219  Duratex S.A. .......................................        88,885
    106,337  EDP - Energias do Brasil S.A. ......................       372,630
     89,179  Eletropaulo Metropolitana Eletricidade de Sao Paulo
                S.A. (Preference Shares) (b).....................       199,903
     36,058  Equatorial Energia S.A. ............................       410,756
     34,631  Estacio Participacoes S.A. .........................       113,843
    105,590  Ez Tec Empreendimentos e Participacoes S.A. ........       473,968
    178,525  Gerdau S.A. (Preference Shares) ....................       323,720
    105,679  Light S.A. .........................................       291,557
    170,242  Marfrig Global Foods S.A. (b).......................       307,280
     91,504  Minerva S.A. (b)....................................       284,769
    160,351  MRV Engenharia e Participacoes S.A. ................       528,015
    175,002  Oi S.A. (Preference Shares) (b).....................        55,971
    159,565  QGEP Participacoes S.A. ............................       181,947
     18,680  Sao Martinho S.A. ..................................       250,874
     10,668  Valid Solucoes e Servicos de Seguranca em Meios de
                Pagamento .......................................        89,126
                                                                   ------------
                                                                      5,619,511
                                                                   ------------

             CAYMAN ISLANDS - 14.0%
    590,714  Agile Property Holdings Ltd. .......................       328,963
  1,015,652  China Dongxiang Group Co., Ltd. ....................       205,556
    315,781  China High Speed Transmission Equipment Group Co.,
                Ltd. (b).........................................       264,191
    303,849  China Lesso Group Holdings Ltd. ....................       162,944
  2,484,048  China Lumena New Materials Corp. (b) (c)............             0
     11,550  China Metal Recycling Holdings Ltd. (b) (c).........             0
    299,195  China Shanshui Cement Group Ltd. (b) (c)............        30,470
    148,657  China ZhengTong Auto Services Holdings Ltd. ........        57,107
     33,511  Chlitina Holding Ltd. ..............................       288,421
  1,377,469  CIFI Holdings Group Co., Ltd. ......................       328,504
    106,225  CIMC Enric Holdings Ltd. ...........................        56,554
  1,635,559  Coolpad Group Ltd. .................................       271,984
    713,778  Credit China Holdings Ltd. .........................       298,123
    604,545  Fufeng Group Ltd. ..................................       192,492
    171,252  Greentown China Holdings Ltd. (b)...................       134,885


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CAYMAN ISLANDS (CONTINUED)
    757,835  Kaisa Group Holdings Ltd. (b) (c)...................  $    114,300
    467,434  KWG Property Holding Ltd. ..........................       306,708
    800,552  Shui On Land Ltd. ..................................       215,686
    964,439  Shunfeng International Clean Energy Ltd. (b)........       188,975
     18,869  Silergy Corp. ......................................       257,379
    470,212  Sunac China Holdings Ltd. ..........................       315,804
    122,947  Sunny Optical Technology Group Co., Ltd. ...........       343,925
    170,441  TCL Communication Technology Holdings Ltd. .........       112,055
    506,779  Tianneng Power International Ltd. (b)...............       452,729
    163,241  Wisdom Marine Lines Co., Ltd. ......................       186,654
    744,664  Yingde Gases Group Co., Ltd. .......................       285,104
    792,040  Yuzhou Properties Co., Ltd. ........................       208,288
    151,223  Zhongsheng Group Holdings Ltd. .....................        73,298
                                                                   ------------
                                                                      5,681,099
                                                                   ------------

             CHILE - 0.5%
     44,187  E.CL SA ............................................        72,332
     74,179  Vina Concha y Toro SA ..............................       128,892
                                                                   ------------
                                                                        201,224
                                                                   ------------

             CHINA - 3.2%
    465,610  Beijing Capital Land Ltd. ..........................       193,870
    762,631  China National Materials Co., Ltd. .................       149,432
    694,004  China Suntien Green Energy Corp., Ltd. .............        76,939
    224,000  Harbin Electric Co., Ltd. ..........................        90,382
    292,265  Kama Co., Ltd. (b)..................................       400,403
     29,010  Shandong Airlines Co., Ltd. ........................        72,475
    507,356  Xiamen International Port Co., Ltd. ................       103,991
    233,107  Xinhua Winshare Publishing and Media Co., Ltd. .....       201,334
                                                                   ------------
                                                                      1,288,826
                                                                   ------------

             EGYPT - 0.6%
    716,494  Palm Hills Developments SAE (b).....................       233,991
                                                                   ------------

             HONG KONG - 0.6%
    296,441  BYD Electronic International Co., Ltd. (b)..........       171,200
    325,333  MMG Ltd. (b)........................................        72,554
                                                                   ------------
                                                                        243,754
                                                                   ------------

             INDIA - 5.5%
    199,103  Adani Enterprises Ltd. .............................       221,585
     43,225  Arvind Ltd. ........................................       178,814
     59,357  Bank of India ......................................        87,347
    113,682  Hindalco Industries Ltd. ...........................       151,410
     35,761  Rajesh Exports Ltd. ................................       334,376
     10,698  Reliance Capital Ltd. ..............................        59,578
    118,629  Reliance Communications Ltd. (b)....................        89,568
     46,278  Reliance Infrastructure Ltd. .......................       372,684
      9,887  Strides Shasun Ltd. ................................       162,483
     91,875  Union Bank of India ................................       181,884


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             INDIA (CONTINUED)
    125,714  Vakrangee Ltd. .....................................  $    377,298
                                                                   ------------
                                                                      2,217,027
                                                                   ------------

             INDONESIA - 3.3%
  6,715,257  Adaro Energy Tbk PT ................................       326,647
    153,530  AKR Corporindo Tbk PT ..............................        80,470
  8,526,903  Alam Sutera Realty Tbk PT ..........................       239,216
  1,589,676  Lippo Karawaci Tbk PT ..............................       125,280
  2,713,491  Pakuwon Jati Tbk PT ................................        99,045
    518,421  Pembangunan Perumahan Persero Tbk PT ...............       150,913
    319,345  Tambang Batubara Bukit Asam Persero Tbk PT .........       151,123
  1,158,924  Waskita Karya Persero Tbk PT .......................       175,237
                                                                   ------------
                                                                      1,347,931
                                                                   ------------

             LUXEMBOURG - 0.7%
     20,722  Kernel Holding SA ..................................       296,068
                                                                   ------------

             MALAYSIA - 3.3%
    104,200  Cahya Mata Sarawak Bhd .............................       126,862
    139,700  Kossan Rubber Industries ...........................       216,631
    383,600  My EG Services Bhd .................................       210,407
    171,100  Sunway Bhd .........................................       137,705
    266,500  Top Glove Corp. Bhd ................................       342,901
    935,600  VS Industry Bhd ....................................       287,766
                                                                   ------------
                                                                      1,322,272
                                                                   ------------

             MEXICO - 2.5%
     82,762  Alsea SAB de C.V. ..................................       310,648
     11,485  Banregio Grupo Financiero SAB de C.V. ..............        66,907
    205,412  Controladora Vuela Cia de Aviacion SAB de C.V. (b)..       433,957
     37,185  Grupo Aeroportuario del Centro Norte SAB de C.V. ...       213,333
                                                                   ------------
                                                                      1,024,845
                                                                   ------------

             PHILIPPINES - 1.5%
    132,440  Cebu Air, Inc. .....................................       257,430
    860,300  D&L Industries, Inc. ...............................       179,552
  1,708,800  Vista Land & Lifescapes, Inc. ......................       172,940
                                                                   ------------
                                                                        609,922
                                                                   ------------

             POLAND - 4.4%
      8,630  Asseco Poland S.A. .................................       140,141
      1,424  CCC S.A. ...........................................        60,968
     43,286  CD Projekt Red S.A. (b).............................       298,148
     86,290  Enea S.A. ..........................................       275,669
     55,307  Energa S.A. ........................................       194,328
     26,091  Eurocash S.A. ......................................       373,058
      8,342  Grupa Lotos S.A. (b)................................        62,243
     64,127  Orange Polska S.A. .................................       115,838
    355,379  Tauron Polska Energia S.A. .........................       286,688
                                                                   ------------
                                                                      1,807,081
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             RUSSIA - 0.2%
 68,254,274  Federal Grid Co. Unified Energy System PJSC
                (b) (c)..........................................  $     83,884
                                                                   ------------

             SOUTH AFRICA - 9.7%
     19,481  Astral Foods Ltd. ..................................       146,466
     19,355  AVI Ltd. ...........................................       113,898
     22,486  Barloworld Ltd. ....................................       115,143
     28,309  Clicks Group Ltd. ..................................       186,339
     55,048  DataTec Ltd. .......................................       171,403
     11,419  EOH Holdings Ltd. ..................................       114,068
     80,745  Exxaro Resources Ltd. ..............................       393,778
     25,117  Famous Brands Ltd. .................................       198,878
     10,000  Imperial Holdings Ltd. .............................       101,871
     19,713  JSE Ltd. ...........................................       198,949
     54,689  Lewis Group Ltd. ...................................       174,101
     58,654  Peregrine Holdings Ltd. ............................       108,260
     63,928  Pick n Pay Stores Ltd. .............................       304,144
     55,586  Reunert Ltd. .......................................       260,842
     11,255  Santam Ltd. ........................................       178,967
    162,088  Sibanye Gold Ltd. ..................................       621,838
     22,908  SPAR Group (The) Ltd. ..............................       308,776
     58,628  Super Group Ltd. (b)................................       173,298
      7,639  Wilson Bayly Holmes-Ovcon Ltd. .....................        61,573
                                                                   ------------
                                                                      3,932,592
                                                                   ------------

             TAIWAN - 20.8%
     66,476  Adlink Technology, Inc. ............................       150,781
     44,964  Chin-Poon Industrial Co., Ltd. .....................        81,171
    233,382  China Petrochemical Development Corp. (b)...........        58,737
    188,080  ChipMOS TECHNOLOGIES, INC. .........................       196,647
    426,800  Compeq Manufacturing Co., Ltd. .....................       273,182
     12,091  Cub Elecparts, Inc. ................................       147,456
    139,414  Elite Material Co., Ltd. ...........................       265,538
    318,535  Epistar Corp. ......................................       230,112
    145,761  Evergreen Marine Corp. Taiwan Ltd. .................        54,121
     81,400  Everlight Electronics Co., Ltd. ....................       135,566
    290,889  Farglory Land Development Co., Ltd. ................       334,869
     64,705  Gigabyte Technology Co., Ltd. ......................        71,372
    402,412  Grand Pacific Petrochemical ........................       216,310
     12,347  Grape King Bio Ltd. ................................        70,781
    359,210  Greatek Electronics, Inc. ..........................       410,730
     76,910  Hota Industrial Manufacturing Co., Ltd. ............       334,558
    176,771  Huaku Development Co., Ltd. ........................       326,805
      4,484  King Slide Works Co., Ltd. .........................        51,759
    386,366  King Yuan Electronics Co., Ltd. ....................       343,340
    192,270  Kinpo Electronics (b)...............................        63,325
    128,179  Kinsus Interconnect Technology Corp. ...............       284,763
    263,893  LCY Chemical Corp. .................................       273,044
     22,393  Makalot Industrial Co., Ltd. .......................       134,634
    534,380  Mercuries Life Insurance Co., Ltd. .................       262,342


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TAIWAN (CONTINUED)
     72,355  Micro-Star International Co., Ltd. .................  $    111,397
     57,265  Namchow Chemical Industrial Co., Ltd. ..............       111,028
     62,693  Nan Ya Printed Circuit Board Corp. .................        66,133
    109,119  Pihsiang Machinery Manufacturing Co Ltd ............       236,994
     34,044  Powertech Technology, Inc. .........................        77,219
    236,397  Primax Electronics Ltd. ............................       277,280
    599,625  Qisda Corp. ........................................       193,764
     31,550  Richtek Technology Corp. ...........................       190,178
    125,223  Sercomm Corp. ......................................       318,660
     60,876  Shin Zu Shing Co., Ltd. ............................       217,522
     67,671  Taiwan Paiho Ltd. ..................................       202,693
     24,157  Tong Hsing Electronic Industries Ltd. ..............        69,730
     61,737  Tong Yang Industry Co., Ltd. .......................        92,748
    128,040  Tripod Technology Corp. ............................       232,337
    161,502  Unimicron Technology Corp. .........................        78,282
     18,907  Voltronic Power Technology Corp. ...................       297,845
    288,395  Walsin Lihwa Corp. .................................        76,525
    292,572  Wan Hai Lines Ltd. .................................       168,631
  1,484,371  Winbond Electronics Corp. (b).......................       435,847
     58,941  Wistron NeWeb Corp. ................................       157,865
     40,062  Yageo Corp. ........................................        66,098
                                                                   ------------
                                                                      8,450,719
                                                                   ------------

             THAILAND - 6.2%
  1,235,500  AP Thailand PCL ....................................       214,228
     36,800  Asia Aviation PCL ..................................         6,067
    993,500  Asia Aviation PCL ..................................       163,795
    129,500  Bangchak Petroleum PCL .............................       107,671
    128,905  Bangkok Expressway & Metro PCL (b)..................        20,336
  4,510,700  Bangkok Land PCL ...................................       189,762
    823,900  Italian-Thai Development PCL (b)....................       170,963
  1,987,300  Jasmine International PCL ..........................       196,583
     79,000  KCE Electronics PCL ................................       177,402
     23,100  Krungthai Card PCL .................................        57,126
    131,200  LPN Development PCL ................................        52,211
     69,700  Major Cineplex Group PCL ...........................        59,933
     77,700  Pruksa Real Estate PCL .............................        59,633
    756,600  PTG Energy PCL .....................................       298,941
    243,400  Supalai PCL ........................................       129,380
    302,100  Tipco Asphalt PCL ..................................       214,682
    223,300  Unique Engineering & Construction PCL ..............       116,157
    812,100  Vanachai Group PCL .................................       279,318
                                                                   ------------
                                                                      2,514,188
                                                                   ------------

             TURKEY - 4.1%
     66,531  Aksa Enerji Uretim A.S. (b).........................        63,986
     57,406  Dogus Otomotiv Servis ve Ticaret A.S. ..............       256,288
    117,118  Gubre Fabrikalari TAS ..............................       252,291
     33,826  Koza Altin Isletmeleri A.S. ........................       216,920


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TURKEY (CONTINUED)
     10,610  Migros Ticaret A.S. (b).............................  $     67,211
    493,693  Trakya Cam Sanayii A.S. ............................       362,675
      7,650  Turk Traktor ve Ziraat Makineleri A.S. .............       227,914
    129,358  Turkiye Sise ve Cam Fabrikalari A.S. ...............       168,021
      9,692  Ulker Biskuvi Sanayi A.S. ..........................        71,887
                                                                   ------------
                                                                      1,687,193
                                                                   ------------
             TOTAL COMMON STOCKS ................................    39,510,963
             (Cost $38,801,313)                                    ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 1.3%

             MALAYSIA - 0.2%
    173,900  Sunway Real Estate Investment Trust ................        71,316
                                                                   ------------

             MEXICO - 0.8%
    243,321  Macquarie Mexico Real Estate Management SA de CV ...       328,848
                                                                   ------------

             SOUTH AFRICA - 0.3%
     14,049  Hyprop Investments Ltd. ............................       111,973
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS ................       512,137
             (Cost $513,985)                                       ------------

             TOTAL INVESTMENTS - 98.5% ..........................    40,023,100
             (Cost $39,315,298) (d)

             NET OTHER ASSETS AND LIABILITIES - 1.5% ............       623,797
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 40,646,897
                                                                   ============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation,which can be different from the country categorization of the Fund's underlying index.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2016, securities noted as such are valued at $478,099 or 1.2% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,550,174 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,842,372.


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks:
   Bermuda....................................  $       948,836  $     699,391  $       249,445  $           --
   Cayman Islands.............................        5,681,099      5,536,329               --         144,770
   Russia.....................................           83,884             --           83,884              --
   Other Country Categories*..................       32,797,144     32,797,144               --              --
                                                ---------------  -------------  ---------------  --------------
Total Common Stocks...........................       39,510,963     39,032,864          333,329         144,770
                                                ---------------  -------------  ---------------  --------------
Real Estate Investment Trusts*................          512,137        512,137               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    40,023,100  $  39,545,001  $       333,329  $      144,770
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred investments valued at $22,071,637 from Level 2 to Level 1. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2015 exceeding a certain threshold.

The following table provides information on the Level 3 equities held by the Fund that were valued at March 31, 2016, based on unobservable inputs.

                                                                          IMPACT TO
                                                                          VALUATION
               FAIR                                                        FROM AN
ASSET        VALUE AT       VALUATION     UNOBSERVABLE                   INCREASE IN
TYPE          3/31/16       TECHNIQUE        INPUTS         AMOUNT        INPUT (a)
-------------------------------------------------------------------------------------
Equities    $   144,770      Expected     Recovery Rate    25% - 75%      Increase
                           Distribution

(a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in the input could result in significantly higher or lower fair value measurements.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third- party pricing service that compares secondary market trade prices to their daily valuations.


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2015
Common Stocks                                           $  175,019
Net Realized Gain                                               --
Net Change in Unrealized Appreciation/Depreciation         (30,249)
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT MARCH 31, 2016
Common Stocks                                              144,770
                                                        ----------
Total Level 3 holdings                                  $  144,770
                                                        ==========

                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Information Technology                    19.6%
Financials                                16.9
Industrials                               15.5
Consumer Discretionary                    14.3
Utilities                                  9.7
Consumer Staples                           8.7
Materials                                  8.5
Energy                                     3.3
Health Care                                2.4
Telecommunication Services                 1.1
                                         ------
TOTAL                                    100.0%
                                         ======


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 99.0%

             AUSTRIA - 3.1%
        685  Erste Group Bank AG ................................  $     19,253
      3,271  OMV AG .............................................        92,028
      4,586  UNIQA Insurance Group AG ...........................        32,234
      4,491  Verbund AG .........................................        57,389
      2,894  Voestalpine AG .....................................        96,833
                                                                   ------------
                                                                        297,737
                                                                   ------------

             BELGIUM - 6.7%
        678  Ackermans & van Haaren N.V. ........................        96,167
      1,936  Ageas ..............................................        76,818
        784  Cie d'Entreprises CFE ..............................        74,250
      1,652  Colruyt S.A. .......................................        96,246
        409  Elia System Operator S.A./N.V. .....................        20,345
      1,318  Groupe Bruxelles Lambert S.A. ......................       108,747
        892  Sofina S.A. ........................................       106,170
        585  Solvay S.A. ........................................        58,679
                                                                   ------------
                                                                        637,422
                                                                   ------------

             FINLAND - 5.2%
      2,344  Amer Sports OYJ ....................................        68,148
        588  Elisa OYJ ..........................................        22,863
      5,373  Fortum OYJ .........................................        81,376
      4,779  Metso OYJ ..........................................       114,035
      1,229  Nokian Renkaat OYJ .................................        43,381
      7,892  Stora Enso OYJ, Class R ............................        70,630
      5,304  UPM-Kymmene OYJ ....................................        96,084
                                                                   ------------
                                                                        496,517
                                                                   ------------

             FRANCE - 23.0%
        615  Arkema S.A. ........................................        46,173
      1,037  AtoS SE ............................................        84,465
        368  BioMerieux .........................................        42,147
        447  Capgemini S.A. .....................................        42,004
      1,122  Casino Guichard Perrachon S.A. .....................        64,321
        213  Christian Dior SE ..................................        38,634
        873  Cie Generale des Etablissements Michelin ...........        89,335
      1,432  CNP Assurances .....................................        22,332
      3,465  Credit Agricole S.A. ...............................        37,528
        269  Dassault Systemes ..................................        21,344
        643  Eiffage S.A. .......................................        49,388
      3,692  Engie S.A. .........................................        57,303
        163  Essilor International S.A. .........................        20,134
      1,493  Eurazeo S.A. .......................................       100,948
      1,280  Faurecia ...........................................        48,495
        495  Ingenico Group S.A. ................................        56,861
      1,283  Ipsen S.A. .........................................        73,682
      2,629  Orange S.A. ........................................        46,055
      1,251  Orpea ..............................................       104,173


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
      2,607  Plastic Omnium S.A. ................................  $     89,663
      1,389  Renault S.A. .......................................       138,013
        802  Rubis SCA ..........................................        64,402
      1,056  Safran S.A. ........................................        73,876
        267  Sartorius Stedim Biotech ...........................       101,643
        356  Schneider Electric SE ..............................        22,499
      2,218  SCOR SE ............................................        78,744
        862  SEB S.A. ...........................................        89,416
        128  Societe BIC S.A. ...................................        19,255
      1,311  Teleperformance ....................................       115,255
      1,143  Thales S.A. ........................................       100,148
        442  TOTAL S.A. .........................................        20,148
        294  Valeo S.A. .........................................        45,765
      4,349  Veolia Environnement S.A. ..........................       104,764
        318  Vicat S.A. .........................................        20,626
        627  Vinci S.A. .........................................        46,710
                                                                   ------------
                                                                      2,176,249
                                                                   ------------

             GERMANY - 30.2%
        741  Adidas AG ..........................................        86,848
      1,562  Aurubis AG .........................................        77,726
        356  Axel Springer SE ...................................        19,189
      1,041  BASF SE ............................................        78,536
        897  Bayerische Motoren Werke AG ........................        82,370
      1,610  CTS Eventim AG & Co. KGaA ..........................        57,205
      1,096  Daimler AG .........................................        84,020
      1,477  Deutsche Bank AG ...................................        25,126
        461  Deutsche Boerse AG .................................        39,338
      7,151  Deutsche Lufthansa AG (b) ..........................       115,588
      2,237  Deutsche Telekom AG ................................        40,155
      3,720  Deutsche Wohnen AG .................................       115,688
      2,591  DMG Mori AG ........................................       120,644
      1,870  Drillisch AG .......................................        76,699
      1,188  Evonik Industries AG ...............................        35,641
        602  Freenet AG .........................................        18,009
      1,481  Fresenius SE & Co. KGaA ............................       108,209
        450  Fuchs Petrolub SE (Preference Shares) ..............        20,106
        970  Hannover Rueck SE ..................................       113,025
        290  HeidelbergCement AG ................................        24,832
      2,203  Hella KGaA Hueck & Co. .............................        93,491
        715  HOCHTIEF AG ........................................        87,503
      1,767  Infineon Technologies AG ...........................        25,143
      2,375  K+S AG .............................................        55,577
        896  KION Group AG ......................................        52,242
        378  Krones AG ..........................................        45,529
        778  KUKA AG ............................................        81,473
        106  Muenchener Rueckversicherungs - Gesellschaft AG in
                Muenchen ........................................        21,560
      1,538  OSRAM Licht AG .....................................        79,288
      2,332  Porsche Automobil Holding SE (Preference Shares) ...       120,181


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
        149  Rational AG ........................................  $     79,636
      8,754  RWE AG .............................................       113,308
        417  Sartorius AG  (Preference Shares) ..................       106,265
        445  Siemens AG .........................................        47,168
      1,689  Stroeer SE & Co. KGaA ..............................       106,186
      3,283  Suedzucker AG ......................................        57,885
      1,570  United Internet AG .................................        78,794
        909  Volkswagen AG (Preference Shares) ..................       115,692
      1,047  Wacker Chemie AG ...................................        92,141
      1,665  Wirecard AG ........................................        63,090
                                                                   ------------
                                                                      2,861,106
                                                                   ------------

             GREECE - 1.1%
      4,557  Hellenic Telecommunications Organization S.A. ......        41,224
      8,797  OPAP S.A. ..........................................        61,862
                                                                   ------------
                                                                        103,086
                                                                   ------------

             IRELAND - 1.5%
      1,068  Glanbia PLC ........................................        21,802
        861  Paddy Power Betfair PLC ............................       120,115
                                                                   ------------
                                                                        141,917
                                                                   ------------

             ITALY - 8.8%
     48,027  A2A S.p.A. .........................................        62,465
      1,471  ACEA S.p.A. ........................................        22,513
      4,551  Anima Holding S.p.A. (c)............................        33,298
      3,568  Buzzi Unicem S.p.A .................................        61,672
      4,991  Davide Campari-Milano S.p.A ........................        49,892
      3,238  De'Longhi S.p.A. ...................................        73,690
      8,912  Enel S.p.A. ........................................        39,529
      1,265  Eni S.p.A. .........................................        19,145
        912  EXOR S.p.A. ........................................        32,690
      3,176  Finmeccanica S.p.A. (b).............................        40,296
      7,653  Hera S.p.A. ........................................        22,868
      8,961  Italcementi S.p.A. .................................       105,026
        860  Luxottica Group S.p.A ..............................        47,462
      1,111  Moncler S.p.A. .....................................        18,773
      2,584  Recordati S.p.A. ...................................        64,687
      3,868  Snam S.p.A. ........................................        24,230
     48,375  Telecom Italia S.p.A. (b)...........................        52,184
      4,524  Unipol Gruppo Finanziario S.p.A. ...................        18,306
     18,273  UnipolSai S.p.A. ...................................        42,293
                                                                   ------------
                                                                        831,019
                                                                   ------------

             LUXEMBOURG - 2.2%
      9,835  ArcelorMittal ......................................        44,485
        194  Eurofins Scientific SE .............................        71,160
      4,138  Grand City Properties S.A. .........................        95,114
                                                                   ------------
                                                                        210,759
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NETHERLANDS - 6.3%
        672  Aalberts Industries N.V. ...........................  $     23,315
     10,382  Aegon N.V. .........................................        57,107
      2,273  Boskalis Westminster N.V. ..........................        89,349
      1,396  Heineken Holding N.V. ..............................       108,940
      5,103  Koninklijke Ahold N.V. .............................       114,799
      2,081  NN Group N.V. ......................................        68,091
        668  Randstad Holding N.V. ..............................        37,025
      7,863  SBM Offshore N.V. ..................................       100,031
                                                                   ------------
                                                                        598,657
                                                                   ------------

             PORTUGAL - 2.4%
     21,730  EDP - Energias de Portugal S.A. ....................        77,295
      5,901  Jeronimo Martins SGPS S.A. .........................        96,558
      7,233  NOS SGPS S.A. ......................................        48,231
                                                                   ------------
                                                                        222,084
                                                                   ------------

             SPAIN - 8.5%
      5,031  Abertis Infraestructuras S.A. ......................        82,723
        843  Acciona S.A. .......................................        65,210
      5,571  Almirall S.A. ......................................        93,631
        465  Amadeus IT Holding S.A. ............................        19,943
      7,564  Banco Santander S.A. ...............................        33,344
      1,013  Ebro Foods S.A. ....................................        22,114
        943  Endesa S.A. ........................................        18,102
      3,389  Ferrovial S.A. .....................................        72,827
      4,306  Gamesa Corp. Tecnologica S.A. ......................        85,085
      3,058  Gas Natural SDG S.A. ...............................        61,834
      9,143  Iberdrola S.A. .....................................        60,977
        594  Industria de Diseno Textil S.A. ....................        19,983
      2,856  Melia Hotels International S.A. ....................        33,603
      7,138  Repsol S.A. ........................................        80,574
      5,067  Telefonica S.A. ....................................        56,804
                                                                   ------------
                                                                        806,754
                                                                   ------------
             TOTAL COMMON STOCKS ................................     9,383,307
             (Cost $9,660,124)                                     ------------

REAL ESTATE INVESTMENT TRUSTS (a) - 0.5%

             FRANCE - 0.5%
        163  Gecina S.A. ........................................        22,443
         77  Unibail-Rodamco SE .................................        21,186
                                                                   ------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS                         43,629
             (Cost $41,407)                                        ------------

             TOTAL INVESTMENTS - 99.5% ..........................     9,426,936
             (Cost $9,701,531) (d)

             NET OTHER ASSETS AND LIABILITIES - 0.5% ............        46,461
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  9,473,397
                                                                   ============


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2016 (UNAUDITED)

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $686,854 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $961,449.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        3/31/2016        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     9,383,307  $   9,383,307               --              --
Real Estate Investment Trusts*................           43,629         43,629               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     9,426,936  $   9,426,936  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2016, the Fund transferred investments valued at $9,154,027 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these investments were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and they NYSE close on December 31, 2015, exceeding a certain threshold.

                                       % OF TOTAL
SECTOR                           LONG-TERM INVESTMENTS
-------------------------------------------------------
Consumer Discretionary                    19.5%
Industrials                               18.6
Financials                                15.0
Materials                                 10.5
Utilities                                 10.1
Health Care                                8.3
Consumer Staples                           6.7
Information Technology                     4.2
Telecommunication Services                 3.8
Energy                                     3.3
                                        -------
TOTAL                                    100.0%
                                        =======


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of the following nineteen funds (each a "Fund" and collectively, the "Funds"), including the exchange on which they are listed and traded:

      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (The Nasdaq Stock
         Market LLC ("Nasdaq") ticker "FPA")
      First Trust Europe AlphaDEX(R) Fund - (Nasdaq ticker "FEP")
      First Trust Latin America AlphaDEX(R) Fund - (Nasdaq ticker "FLN")
      First Trust Brazil AlphaDEX(R) Fund - (Nasdaq ticker "FBZ")
      First Trust China AlphaDEX(R) Fund - (Nasdaq ticker "FCA")
      First Trust Japan AlphaDEX(R) Fund - (Nasdaq ticker "FJP")
      First Trust South Korea AlphaDEX(R) Fund - (Nasdaq ticker "FKO")
      First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (Nasdaq ticker
         "FDT")
      First Trust Emerging Markets AlphaDEX(R) Fund - (Nasdaq ticker "FEM") First Trust Germany AlphaDEX(R) Fund - (Nasdaq ticker "FGM")
      First Trust Canada AlphaDEX(R) Fund - (Nasdaq ticker "FCAN")
      First Trust Australia AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FAUS") First Trust United Kingdom AlphaDEX(R) Fund - (Nasdaq ticker "FKU") First Trust Taiwan AlphaDEX(R) Fund - (Nasdaq ticker "FTW")
      First Trust Hong Kong AlphaDEX(R) Fund - (Nasdaq ticker "FHK")
      First Trust Switzerland AlphaDEX(R) Fund - (Nasdaq ticker "FSZ")
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (Nasdaq
         ticker "FDTS")
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (Nasdaq
         ticker "FEMS")
      First Trust Eurozone AlphaDEX(R) ETF - (Nasdaq ticker "FEUZ")

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2016 (UNAUDITED)

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2016 (UNAUDITED)

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2016, only FEP, FJP, FDT, FEM, FGM and FCAN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2016 (UNAUDITED)

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreement held by the Funds at March 31, 2016, was received as collateral for lending securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded AlphaDEX(R) Fund II
           ----------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 19, 2016
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 19, 2016
     ---------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 19, 2016
     ---------------

* Print the name and title of each signing officer under his or her signature.